File Nos. 333-138322
811-21974

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No.
Post-Effective Amendment No. 5
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 5
HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
(Exact Name of Registrant)
Horace Mann Life Insurance Company
(Name of Depositor)
One Horace Mann Plaza, Springfield, Illinois 62715
(Address of Depositor’s Principal Executive Offices)
(217) 789-2500
(Depositor’s Telephone Number)
Ann M. Caparros
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and Address of Agent for Service)
Copies of Communications to:
Stephen E. Roth
Sutherland LLP
1275 Pennsylvania Avenue, NW
Washington, DC 20004-1415
It is proposed that this filing will become effective:
☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☑	On May 1, 2010 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On May 1, 2010 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus for Qualified Variable Deferred Group Annuity Contract Issued by Horace Mann Life Insurance Company Qualified Group Annuity Separate Account
Flexible Premium Contract for Qualified Retirement Plans
May 1, 2010

This prospectus offers a Variable, qualified group annuity Contract (“Contract”) to qualified retirement plans. The Contract and Certificates issued thereunder (“Certificates”) are issued by Horace Mann Life Insurance Company (“HMLIC”) in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”).

Participants may allocate Net Premium and Participant Account Value to the Fixed Account or to the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (“Separate Account”) that invests through each of its Subaccounts (sometimes referred to as Variable Investment Options) in a corresponding Underlying Fund. The retirement plan sponsor has the right to limit the number of funds available in its plan and may choose to exclude some of the following Underlying Funds. The Underlying Funds are:

Lifecycle Funds
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund

Large Company Stock Funds
Large Value
Davis Value Portfolio
T. Rowe Price Equity Income Portfolio VIP II
Wilshire Large Company Value Portfolio (Investment Class)
Large Core
Fidelity VIP Growth & Income Portfolio SC 2
Fidelity VIP Index 500 Portfolio SC 2
Wilshire 5000 Index Portfolio (Investment Class)
Wilshire VIT Equity Fund
Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio
Fidelity VIP Growth Portfolio SC 2
Wilshire Large Company Growth Portfolio (Investment Class)

Mid-Size Company Stock Funds
Mid Value
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Ariel Fund®
Goldman Sachs VIT Mid Cap Value
Mid Core
Fidelity VIP Mid Cap Portfolio SC 2
Rainier Small/Mid Cap Equity Portfolio
Calvert VP S&P Mid Cap 400 Index
Mid Growth
Delaware VIP Smid Cap Growth Series — Service Class
Putnam VT Vista Fund (IB Shares)
Wells Fargo Advantage VT Discovery Fundsm

Small Company Stock Funds
Small Value
Royce Capital Fund Small-Cap Portfolio
Wilshire Small Company Value Portfolio (Investment Class)
Small Core
Dreyfus Investment Portfolios:  Small Cap Stock Index Portfolio — Service Shares
Goldman Sachs VIT Structured Small Cap Equity Fund(1)
Lazard Retirement US Small-Mid Cap Eq Ser
Neuberger Berman Genesis Fund — Advisor Class
Small Growth
AllianceBernstein VPS Small Cap Growth Portfolio
Delaware VIP Trend Series — Service Class
Wilshire VIT Small Cap Growth Fund

International Stock Funds
Fidelity VIP Emerging Markets SC 2
Fidelity VIP Overseas Portfolio SC 2
Wilshire VIT International Equity Fund

Specialty
Wilshire VIT Socially Responsible Fund

Real Estate
Delaware VIP REIT Series (Service Class)

Bond Funds
Fidelity VIP High Income Portfolio SC 2
Fidelity VIP Investment Grade Bond Portfolio SC 2
Templeton Global Bond Securities Fund — Class 4
Wilshire VIT Income Fund

Balanced Fund
Wilshire VIT Balanced Fund

Money Market
T. Rowe Price Prime Reserve Portfolio

(1)	On and after May 1, 2008, Participants generally may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount. Additionally, if they were allocating Net Premium to the following Subaccount on that date, Participants may continue those allocations. Goldman Sachs VIT Structured Small Cap Equity Fund

Trademarks used in this document are owned by and used with the permission of the appropriate company.

In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. There may be a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time.

This prospectus sets forth the information an investor should know before purchasing a Contract or a Certificate thereunder and should be kept for future reference. Additional information about the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2010. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to 877-832-3785 or by telephoning 800-999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors, Inc., the distributor of the Contracts, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this prospectus is May 1, 2010.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OR CERTIFICATES ISSUED THEREUNDER OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

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Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Participant’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The person whose life determines the Annuity Payments made under a Certificate.

Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Participant Account Value on the Annuity Date, adjusted for any applicable Market Value Adjustment and less any applicable premium tax.

Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Certificate, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Certificate.

Annuity Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity payout arrangement provides a series of payments that will be equal in amount throughout the Annuity Period, except in the case of certain joint and survivor Annuity Payment options. A fixed annuity payout arrangement does not participate in the investment experience of any Subaccount. A Variable annuity payout arrangement provides a series of payments that vary in amount.

Annuity Period: The period during which Annuity Payments are made to the Annuitant and the last surviving joint Annuitant, if any.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Certificate: The document issued to each Participant under a Contract describing the terms of the Contract and the rights and benefits of the Participant.

Certificate Account: An account established to receive a Participant’s Net Premium.

Certificate Account Value: A Certificate Account’s Fixed Account Value plus the Certificate Account’s Variable Account Value.

Certificate Anniversary: The same day and month as a Certificate Date for each succeeding year of a Certificate.

Certificate Date: The date when a Certificate becomes effective. The Certificate Date is shown on the Annuity Data pages of the Certificate.

Certificate Year: A period of twelve months beginning on the Certificate Date or any Certificate Anniversary.

Contract: The group flexible premium deferred Variable annuity contract this prospectus offers. This document describes the terms of the annuity contract, the rights of the Contract Owner and the rights and benefits of the Participants.

Contract Account: An account established to receive Contract Owner Net Premium on behalf of a Participant.

Contract Account Value: A Contract Account’s Fixed Account Value plus the Contract Account’s Variable Account Value.

Contract Owner: The entity identified as the Contract Owner on the Annuity Data pages of a Certificate.

FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of the NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Account: An account established to receive the Net Premium, any applicable premium bonus, and the transfers allocated to the General Fixed Account and any Guarantee Period Account(s). Fixed Account money is invested along with other insurance funds in Our general account.

Fixed Account Value: The dollar value of the Fixed Account under a Certificate before Annuity Payments begin.

Fixed Annuity Payments: A series of payments that will be equal in amount throughout the Annuity Period, except in the case of certain joint and survivor Annuity Payment options.

Fixed Net Premium: The Net Premium allocated to the Fixed Account plus any transfers from the Variable Account, less a proportional amount for any withdrawals and transfers from the Fixed Account.

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General Fixed Account: A Participant’s portion of an interest-bearing account set up to receive the Net Premium and the transfers allocated to such account under the Participant Account. The General Fixed Account is distinguished from the Guarantee Period Account option(s) of the Fixed Account.

Guarantee Period Account(s): Fixed Account option(s) that may be offered under a Certificate that provide a guaranteed interest rate for a specified period of time (“Guarantee Period”) and to which a Market Value Adjustment may apply.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; 800-999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715.

Investment Options: The Fixed Account option(s) and the Underlying Funds in which the Subaccounts invest.

Market Value Adjustment: For any Guarantee Period Account, an increase or decrease in the surrender value or withdrawal value, a transfer amount, or in the amount applied to an annuity option. A Market Value Adjustment reflects changes in the level of prevailing current interest rates since the beginning of each Guarantee Period.

Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

Net Premium: The premium payments paid to HMLIC under the Contract Account and Certificate Account of a Certificate, less any applicable premium tax.

Participant (You, Your): A person to whom a Certificate showing participation under a Contract has been issued.

Participant Account: An account established for each Participant to receive premium payments made by or on behalf of the Participant.

Participant Account Value: The Contract Account Value plus the Certificate Account Value, before Annuity Payments begin.

Plan: The employer-sponsored retirement plan under which a Certificate is issued, evidenced by a written Plan Document.

Plan Document A document establishing the terms and benefits of a Plan. We are not a party to such a document.

Premium Year: A period of twelve months beginning on the date each premium payment is received in Our Home Office and on any annual anniversary of that date.

Proof of Participant’s Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.

Qualified Plan: The term “Qualified Plan” in this prospectus will be used to describe the following Contracts and the Certificates thereunder: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 457(b) eligible governmental plan annuity (“457(b) Contract”); and IRC Section 401 qualified annuity.

Separate Account: The Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

Subaccount: A division of the Separate Account, which purchases shares of a corresponding Underlying Fund.

Underlying Funds: Mutual Funds that are listed in this document and are available for investment by the Separate Account.

Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net asset value of each share of the Underlying Funds is determined except for the day after Thanksgiving. The Valuation Date ends at 3:00 p.m. Central time or the close of the NYSE if earlier. We deem receipt of any Net Premium or request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central time on that day. If received at or after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

Variable: The values vary based on the investment performance of the Subaccount(s) selected.

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Variable Account: A Participant’s portion of the Separate Account set up to receive Net Premium, any applicable premium bonus and transfers allocated to the Separate Account under the Participant Account.

Variable Account Value: The dollar value of the Variable Account under a Certificate before Annuity Payments begin.

Variable Annuity Payments: A series of payments that vary in amount throughout the Annuity Period.

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Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract and the Certificates thereunder. Certain Contract features described in this prospectus may not be available in all states or Plans. More detailed information about the material rights and features under the Contract (and the Certificates thereunder) can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract and the Certificates. Terms and conditions of the Contract and Certificates thereunder may be modified as required by law in the State in which the Contract Owner is located. Such variations are described in the Contract and underlying Certificates and any applicable endorsements and riders. The Participant’s rights will also be subject to any limits imposed by a Plan. The employer has the right to limit the investment options available in its Contract and may negotiate with HMLIC to reduce or waive certain charges in the Contract as well as negotiate the addition or deletion of certain benefits described in this prospectus. The Plan Document may also limit the Participants’ rights. Refer to the Contract, Your Certificate and the Plan Document for the specific details of Your product and Your employer’s Plan. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contract and the Certificates. For information regarding the fixed portion, refer to the Contract and Your Certificate.

Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is the “Separate Account?”

The Separate Account segregates assets dedicated to the Variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase the Contract offered by this prospectus?

Employers may purchase the Contract and Participants may purchase Certificates thereunder. The Certificates are designed for individuals seeking long-term tax-deferred accumulation of funds.

The Contract offered by this prospectus is for Qualified Plans. Purchasing a Certificate as an investment vehicle for a qualified retirement plan does not provide any additional tax advantage beyond that already available through the qualified plan.

The Contract and the Certificates offered thereunder are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contract and Certificates may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.

What are my investment choices?

You may invest Your money in up to 24 Investment Options (including the Fixed Account Investment Options) at any one time. The Plan sponsor may limit the Investment Options available in its Plan by electing to exclude certain Investment Options.

(a)	Separate Account

Includes Subaccounts, each of which invests in one of the following Underlying Funds:

Lifecycle Funds
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund

Large Company Stock Funds
Large Value
Davis Value Portfolio
T. Rowe Price Equity Income Portfolio VIP II
Wilshire Large Company Value Portfolio (Investment Class)

Large Core
Fidelity VIP Growth & Income Portfolio SC 2
Fidelity VIP Index 500 Portfolio SC 2
Wilshire 5000 Index Portfolio (Investment Class)
Wilshire VIT Equity Fund

Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio
Fidelity VIP Growth Portfolio SC 2
Wilshire Large Company Growth Portfolio (Investment Class)

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Mid-Size Company Stock Funds
Mid Value
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Ariel Fund®
Goldman Sachs VIT Mid Cap Value

Mid Core
Fidelity VIP Mid Cap Portfolio SC 2
Rainier Small/Mid Cap Equity Portfolio
Calvert VP S&P Mid Cap 400 Index

Mid Growth
Delaware VIP Smid Cap Growth Series — Service Class
Putnam VT Vista Fund (IB Shares)
Wells Fargo Advantage VT Discovery Fundsm

Small Company Stock Funds
Small Value
Royce Capital Fund Small-Cap Portfolio
Wilshire Small Company Value Portfolio (Investment Class)

Small Core
Dreyfus Investment Portfolios:  Small Cap Stock Index Portfolio — Service Shares
Goldman Sachs VIT Structured Small Cap Equity Fund(1)
Lazard Retirement US Small-Mid Cap Eq Ser
Neuberger Berman Genesis Fund — Advisor Class

Small Growth
AllianceBernstein VPS Small Cap Growth Portfolio
Delaware VIP Trend Series — Service Class
Wilshire VIT Small Cap Growth Fund

International Stock Funds
Fidelity VIP Emerging Markets SC 2
Fidelity VIP Overseas Portfolio SC 2
Wilshire VIT International Equity Fund

Specialty
Wilshire VIT Socially Responsible Fund

Real Estate
Delaware VIP REIT Series (Service Class)

Bond Funds
Fidelity VIP High Income Portfolio SC 2
Fidelity VIP Investment Grade Bond Portfolio SC 2
Templeton Global Bond Securities Fund — Class 4
Wilshire VIT Income Fund

Balanced Fund
Wilshire VIT Balanced Fund

Money Market
T. Rowe Price Prime Reserve Portfolio

(1)	On and after May 1, 2008, Participants generally may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount. Additionally, if they were allocating Net Premium to the following Subaccount on that date, Participants may continue those allocations.
Goldman Sachs VIT Structured Small Cap Equity Fund

(b)	Fixed Account — You also may direct Your money to the Fixed Account and receive a guaranteed rate of return. For additional information about the Fixed Account and the Investment Options available thereunder, please see Your Certificate or “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds — The Fixed Account.”

When can I transfer between accounts?

At any time before Your Certificate’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the Fixed Account, subject to certain restrictions. Transfers from a Guarantee Period Account to the General Fixed Account or to the Variable Account, or between Guarantee Period Accounts, may be subject to a Market Value Adjustment. The dollar cost averaging program allows you to preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract — Transactions — Transfers.”

May I withdraw all or part of my Participant Account Value before the Annuity Date?

Unless restricted by the Internal Revenue Code of 1986, as amended (“IRC”) or Your employer’s Plan Document, You may at any time before the Annuity Date surrender Your Certificate in whole or withdraw in part for cash. Surrenders and withdrawals may be subject to surrender charges as described in “Deductions and Expenses — Surrender Charges” and/or a Market Value Adjustment as described in “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds — The Fixed Account.” You should refer to Your Certificate for Your specific charges. In any Certificate Year, You may withdraw a portion of Your premium payments received for Your Certificate and not assumed to have been previously withdrawn without a surrender charge and/or a Market Value Adjustment. You may have to pay federal income taxes and a penalty tax if You surrender or make a withdrawal from Your Certificate.

What are the charges or deductions?

The Certificate may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 1% for Certificates issued under Qualified Plans, as defined in this prospectus.

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We will deduct a mortality and expense risk fee (M&E Fee) of no greater than 1.25% (annual rate) from the Subaccounts. This fee is computed on a daily basis.

We will deduct an annual maintenance fee from Your Participant Account Value on each Certificate Anniversary; We will deduct a proportionate amount of this fee upon surrender of Your Certificate. This fee may not exceed $36. We will waive this fee if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes issue multiple Certificates with the same first nine digits in the Certificate numbers to accommodate multiple sources of funds, such as employee versus employer, In these situations, We will deduct only one annual maintenance fee per year.

We may deduct a surrender charge on certain surrenders and withdrawals. The surrender charge is a percentage of the premium payments withdrawn or surrendered. In addition, We may apply a Market Value Adjustment for surrenders, withdrawals, transfers and annuitizations from the Fixed Account. For withdrawals from the Variable Account, the surrender charge is deducted from the Participant’s value in the Subaccount(s) from which the withdrawal is made. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

We may reduce, waive or eliminate one or more of the above referenced charges or deductions for the Contract or Certificates under a particular Plan. We will not, however, reduce, waive, or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person. You should refer to Your Certificate for Your specific charges.

What charges will I pay on an annual basis for optional riders?

The Contract Owner may select any of the optional riders described below for all Participants in its Plan. Alternatively, any optional rider available under a Contract or Certificate that the Contract Owner has not selected for all Participants in its Plan, may be elected by a Participant at the time of Certificate issue. One or more of these optional riders may not be available to all Plans. You should refer to the Contract and enrollment form for the optional riders available to You.

Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium — If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any Variable Account charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will deduct any Fixed Account charge for this rider from any applicable premium bonus, any interest We pay on the premium bonus, and any interest We may pay in excess of the Fixed Account guaranteed interest with respect to any other amount held in the Fixed Account. We will compute any charge for the Fixed Account and the Variable Account on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest — If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any Variable Account charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will deduct any Fixed Account charge for this rider from any applicable premium bonus, any interest We pay on the premium bonus, and any interest We may pay in excess of the Fixed Account guaranteed interest with respect to any other amount held in the Fixed Account. We will compute any charge for the Fixed Account and the Variable Account on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

Guaranteed Minimum Death Benefit Rider — Return of Premium — If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any Variable Account charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will deduct any Fixed Account charge for this rider from any applicable premium bonus, any interest We pay on the premium bonus, and any interest We may pay in excess of the Fixed Account guaranteed interest with respect to any other amount held in the Fixed Account. We will compute any charge for the Fixed Account and the Variable Account on a daily basis The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

*	If both the Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider-Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.

Premium Bonus Rider — This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. The premium bonus will never exceed 5% and will never be paid longer than 5 years. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. There may be a separate charge for this rider.

Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any Variable Account charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will deduct any Fixed Account charge for this rider from any applicable premium bonus, any interest We pay on the premium bonus and any interest

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We may pay in excess of the Fixed Account guaranteed interest with respect to any other amount held in the Fixed Account. We will compute any charge for the Fixed Account and the Variable Account on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

What are the federal income tax consequences of investing in a Certificate?

Amounts contributed on a pretax basis generally are not taxed at the time of the contribution. Earnings are also not taxed as they accumulate within the Certificate. Certificate benefits will be taxable as ordinary income when received with the exception of benefits attributable to designated Roth contributions. Earnings attributable to designated Roth contributions may be tax free if certain conditions are met. See “Tax Consequences” for further discussion.

The IRC provides an additional tax (penalty tax) for premature distributions from Qualified Plans. Values may not be withdrawn from Section 403(b), Section 457(b), and certain Section 401 Contracts, except under certain circumstances. See “Tax Consequences.” These Certificates might not be suitable for short-term investment. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Certificate and am dissatisfied, may I return it?

You may return the Certificate to HMLIC within 30 days of Your receipt of the Certificate. HMLIC will refund the greater of (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance, or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.

When can I begin receiving Annuity Payments, and what options are available?

Payments will begin on the Annuity Date set by the terms of Your Certificate, or the terms of the Plan Document. Variable Annuity Payments are made only in monthly installments. Various Annuity Payment options are available under the Certificate.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity Payments: Life Annuity with payments guaranteed for periods of Life Only, 10, 15 or 20 years; Joint and Survivor Annuity; and Payments for a Specified Period.

The IRC may restrict or penalize certain premature distributions from Qualified Plans, and the IRC also generally requires that distributions from Qualified Plans begin by April 1 following the calendar year in which the Participant reaches age 701/2. See “Tax Consequences — Taxation of Annuity Benefits.”

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Fee Tables and Example

The following tables describe the maximum fees and expenses that You may pay when buying, owning and surrendering the Certificate. The first table describes the fees and expenses that You will pay at the time that You buy the Certificate, surrender the Certificate or transfer cash value between Investment Options. State premium taxes may also be deducted. These tables assume that all fees and expenses assessed under the contract are applicable. Actual fees and expenses applicable to Your Certificate will be shown in Your Certificate.

To determine the Certificate You own, look in the bottom left-hand corner of Your Certificate for the form number. This prospectus applies to all HMLIC Certificates with a form number of IC-456 immediately followed by any combination of 3 letters and/or numbers.

Participant Transaction Expenses:(1)

Surrender Charges(2) (as a percentage of premium payments surrendered or withdrawn, if applicable)

Percentage
Premium Year	of Premium

1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%

The next table describes the maximum fees and expenses that You will pay periodically during the time that You own the Certificate, not including Underlying Fund fees and expenses.

Periodic Fees and Expenses

Annual Maintenance Fee(3)	$36
Separate Account Annual Expenses (as a percentage of average Variable Account Value) Mortality and Expense Risk Fees	1.25%
Total Separate Account Annual Expenses	1.25%

Optional Rider Charges (as a percentage of average Participant Account Value)

Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium	0.20	%(4)
Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest	0.30	%(4)
Guaranteed Minimum Death Benefit Rider — Return of Premium	0.05%
Premium Bonus Rider	0.50%

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2009. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

(1)	Any premium taxes relating to this Certificate will be deducted from the premium or deducted in computing the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Participant’s current place of residence. Premium taxes currently range from 0% to 1% for Certificates issued under Qualified Plans, as defined in this prospectus.

(2)	See Your Certificate for the surrender charge schedule that applies to You. In no event will the surrender charge apply after the 10th Certificate Anniversary.

(3)	We deduct a pro rata portion of this fee upon the surrender of the Certificate. We currently waive the annual maintenance fee if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. If the Participant has multiple deferred annuity contracts or certificates with Us We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes issue multiple Certificates with the same first nine digits in the Certificate numbers to accommodate multiple sources of funds, such as employee versus employer, In these situations, We will deduct only one annual maintenance fee per year.

(4)	If both the Guaranteed Minimum Death Benefit Rider- Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider-Return of Premium with Interest are selected, the total annual charge for both riders will not exceed 0.40% (on an annual basis) of Your average Participant Account Value.

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Total Annual Underlying Fund Operating Expenses(1)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	3.18%

The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle Funds and the Wilshire VIT Balanced Fund (“Balanced Fund”), each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each ‘fund of funds’ has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle Fund or the Balanced Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle Fund or Balanced Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle Funds or the Balanced Fund for a presentation of the applicable Acquired Fund fees and expenses.

Example

This Example is intended to help You compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include Participant transaction expenses, the annual maintenance fee, Separate Account annual expenses and Underlying Fund fees and expenses. This example includes the highest cost of any combination of available riders.

The Example assumes that You invest $10,000 at Certificate issue in the Variable Account of the Certificate for the time periods indicated. The Example also assumes that Your investment has a 5% return each year, assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2009, without reflecting the impact of any Underlying Fund fee or expense waivers, and a surrender charge as described above. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:

If You surrender Your Certificate at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$1,311	$2,230	$3,047	$5,076

If You do NOT surrender or if You annuitize Your Certificate at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$513	$1,535	$2,553	$5,076

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

(1)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those for the year ended December 31, 2009. Current or future expenses may be greater or less than those shown. These numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “The Contract — Transaction-Market Timing” for a discussion of these fees.

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Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix A: Condensed Financial Information” and in the Statement of Additional Information.

Financial statements of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. 4657, Springfield, Illinois 62708-4657, by sending a telefascimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).

Horace Mann Life Insurance Company,
The Fixed Account, The Separate Account and The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.

The Fixed Account

The Fixed Account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. Participants must depend on the financial strength of HMLIC for satisfaction of HMLIC’s obligations under the Certificates. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the Fixed Account. HMLIC bears the full investment risk for all amounts contributed to the Fixed Account. HMLIC guarantees that the amounts allocated to the Fixed Account under the Certificates will be credited interest daily at an annual effective interest rate as specified in Your Certificate. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. The Fixed Account is made up of the General Fixed Account and any Guarantee Period Account(s) selected by the Contract Owner.

The Guarantee Period Account(s) provide a guaranteed interest rate for a specified period of time (“Guarantee Period”). Before the Annuity Date, You may allocate all or a portion of a Net Premium or transfer all or part of Your Participant Account Value into any Guarantee Period Account available under Your Certificate. Each Net Premium allocated to or amount transferred to a Guarantee Period Account will have its own Guarantee Period and interest rate that We will guarantee for the duration of the Guarantee Period. Transfers between Guarantee Period Accounts, and from a Guarantee Period Account to the General Fixed Account or the Variable Account, are subject to restrictions described in the Contract (and the Certificates thereunder). If You transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period, a Market Value Adjustment may apply. A Market Value Adjustment reflects changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period, and may be positive or negative. Any negative Market Value Adjustment amount will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The Market Value Adjustment is applied before any applicable surrender charges or other charges are deducted.

The Fixed Account, interests in any Guarantee Period Account, and the Market Value Adjustment, have not been registered with the Securities and Exchange Commission, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For additional information about the Fixed Account and the operation of the Market Value Adjustment, please see Your Certificate.

The Separate Account

On October 16, 2006 HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Certificate and without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Certificate, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Certificate. HMLIC is solely responsible for its obligations under the Certificates. While HMLIC is obligated to make payments under the Certificate, the amounts of Variable Annuity Payments are not guaranteed.

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The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Participant instructions.

The Underlying Funds

Each of the Underlying Funds is registered with the Securities and Exchange Commission (“SEC”) as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

The Underlying Funds are listed below along with their primary investment objectives and the adviser to each Underlying Fund. There is no assurance that any of the Funds will achieve its stated objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each Underlying Fund prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (877) 832-3785, or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You also may access the prospectuses on HMLIC’s website at www.horacemann.com. Once in the site, click on the “Products” tab, then “Annuity” and then “Investment options”. Not all Investment Options may be available to all Plans.

Name	Objective	Investment Type	Adviser
Wilshire Variable Insurance Trust 2015 ETF Fund(1)	High current income/Capital appreciation	Lifecycle	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2025 ETF Fund(1)	High current income/Capital appreciation	Lifecycle	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2035 ETF Fund(1)	High current income/Capital appreciation	Lifecycle	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Davis Value Portfolio	Long-term capital growth	Large value	The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

T. Rowe Price Equity Income Portfolio VIP II	Long-term capital appreciation	Large value	The T. Rowe Price Equity Income Portfolio VIP II is advised by T. Rowe Price Associates, Inc.

Wilshire Large Company Value Portfolio (Investment Class)	Long-term capital growth	Large value	The Wilshire Target Mutual Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Growth & Income Portfolio SC2	Current income/capital growth	Large core	The Fidelity VIP Growth and Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Index 500 Portfolio SC2	Current income/capital growth	Large core	The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 600 is managed by Goede, a subadvisor to the fund.

Wilshire 5000 Index Portfolio (Investment Class)	Capital growth	Large core	The Wilshire Target Mutual Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Equity Fund	Long-term capital growth	Large core	This is a moderately aggressive investment. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VPS Large Cap Growth Portfolio	Long-term capital growth	Large growth	The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by AllianceBernstein L.P.

Fidelity VIP Growth Portfolio SC2	Capital growth	Large growth	The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

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Name	Objective	Investment Type	Adviser

Wilshire Large Company Growth Portfolio (Investment Class)	Long-term capital growth	Large growth	The Wilshire Target Mutual Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VPS Small/Mid Cap Value Portfolio	Long-term capital growth	Medium value	The Alliance Bernstein Variable Products Series Small/Mid Cap Value Portfolio is advised by AllianceBernstein L.P.

Ariel Fund®	Long-term capital appreciation	Medium value	Ariel Fund is advised by Ariel Investments, LLC.

Goldman Sachs VIT Mid Cap Value	Long-term capital appreciation	Medium value	The Goldman Sachs VIT Mid Cap Value Fund is advised by Goldman Sachs Asset Management, L.P. (“GSAM”).

Fidelity VIP Mid Cap Portfolio SC2	Long-term capital growth	Medium core	The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Rainier Small/Mid Cap Equity Portfolio	Long-term capital growth	Medium core	The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.

Calvert VP S&P MidCap 400 Index	Long-term capital growth	Medium core	The Calvert VP S&P MidCap 400 Index is advised by Calvert Asset Management Company, Inc.

Delaware VIP Smid Cap Growth Series — Service Class	Long-term capital growth	Medium growth	The Delaware VIP Smid Cap Growth Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Putnam VT Vista Fund (IB Shares)	Capital appreciation	Medium growth	Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

Wells Fargo Advantage VT Discovery Fund (SM)	Long-term capital appreciation	Medium growth	The Wells Fargo Advantage VT Discovery Fund (SM) is advised by Wells Fargo Funds Management, LLC.

Royce Capital Fund Small-Cap Portfolio	Long-term capital growth	Small value	The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associated, LLC.

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	Long-term capital growth	Small core	Dreyfus Investment Portfolios. Small Cap Stock Index Portfolio is advised by The Dreyfus Corporation.

Goldman Sachs VIT Structured Small Cap Equity Fund(2)	Long-term capital growth	Small core	The Goldman Sachs VIT Structured Small Cap Equity Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P.

Lazard Retirement US Small-Mid Cap Eq Ser	Long-term capital appreciation	Small core	The Lazard Retirement US Small-Mid Cap Equity Service is advised by Lazard Asset Management LLC.

Neuberger Berman Genesis Fund — Advisor Class	Capital growth	Small core	Neuberger Berman Genesis Fund — Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman LLC.

AllianceBernstein VPS Small Cap Growth Portfolio	Long-term capital growth	Small growth	The AllianceBernstein VPS Small Cap Growth Portfolio is advised by AllianceBernstein L.P.

Delaware VIP Trend Series — Service Class	Long-term capital growth	Small growth	The Delaware VIP Trend Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

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Name	Objective	Investment Type	Adviser

Wilshire VIT Small Cap Growth Fund	Long-term capital growth	Small growth	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Emerging Markets SC2	Capital Appreciation	International	The Fidelity VIP Emerging Markets Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Overseas Portfolio SC2	Long-term capital growth	International	The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire VIT International Equity Fund	Long-term capital growth	International	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated

Wilshire VIT Socially Responsible Fund	Long-term capital growth	Specialty	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Delaware VIP REIT Series (Service Class)	long-term total/Capital appreciation	Real estate	The Delaware VIP REIT Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Fidelity VIP High Income Portfolio SC2	High current income/Capital growth	Bond	The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Investment Grade Bond Portfolio SC2	Current income	Bond	The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Templeton Global Bond Securities Fund — Class 4	High current income/preservation of capital	Bond	The Templeton Global Bond Securities Fund is advised by Franklin Advisers, Inc.

Wilshire VIT Income Fund	Current income	Bond	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Balanced Fund	Capital growth/Current income	Balanced	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

T. Rowe Price Prime Reserve Portfolio	Current income/Preservation of capital	Money Market	The fund invests in high-quality, short-term securities with maturities of 13 months or less. The T. Rowe Price Prime Reserve Portfolio is advised by T. Rowe Price Associates, Inc.

(1)	Each of these Underlying Funds is considered a “fund of funds”. This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.

(2)	On and after May 1, 2008, Participants generally may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount. Additionally, if they were allocating Net Premium to the following Subaccount on that date, Participants may continue those allocations. Goldman Sachs VIT Structured Small Cap Equity Fund

The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

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Availability of Options — Some Underlying Funds may not be available through certain Plans or in some states. For example, some Underlying Funds may be unavailable in a particular state due to state law limits on total aggregate charges applicable to investment options offered.

Limit on Number of Subaccounts Selected — HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase or the annuitization phase of Your Certificate.

Selection of Underlying Funds — We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium and/or transfers of Participant Account Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. The Plan will determine which Investment Options are available for its Participants. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.

Separate Account Pricing Agreement — Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.

Payments We Receive — As described above, an Underlying Fund or an investment advisor or a sub-advisor of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all of such payments may be made from 12b- 1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Plan Participants, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of the payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Certificates and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisors or subadvisors (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.

In addition, We receive payments from Wilshire Associates Incorporated, as a result of our involvement in developing and launching the Wilshire Variable Insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle fund assets, which are paid by all investors in the Lifecycle Funds, including Participants who elect to allocate Net Premium or Account Value to one or more Lifecycle Funds.

Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts (and the Certificates thereunder), and that We, in the role of intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds — We do not guarantee that each Underlying Fund will always be available for investment through the Contract or the Certificates thereunder. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.

We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

Voting Rights — We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the Plan under which a Certificate is issued, each Participant has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

Participants will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that a Participant may cast is based on the number of Accumulation Units or Annuity Units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Participants who have Separate Account units, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Participants who provide timely voting instructions. Should

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federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulations, We may disregard certain Participant voting instructions under certain circumstances.

The Contract

Who owns the money accumulated under the Contract?

Under the Contract, We may establish one or more accounts for You. Generally, We establish a Certificate Account to receive salary reduction and rollover amounts and a Contract Account to receive employer contributions. You have the right to the value of Your Certificate Account and any Contract Account established on Your behalf.

Participants’ Rights

The Contract and the Certificates thereunder will be issued under a Qualified Plan, as defined in this prospectus, and are subject to certain tax restrictions. See “Tax Consequences.”

To participate in a Qualified Plan, the Participant may be required to forego certain rights granted by the Certificate and should refer to the provisions of his or her Certificate, the provisions of the Plan Document and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing Plan Document, or to the rights of any irrevocable beneficiary, the Participant may exercise all privileges of ownership, as defined in the Certificate. These privileges include the right during the period specified in the Certificate to change the beneficiary, and to agree to a modification of the Certificate terms. When multiple Certificates with the same first nine digits in the Certificate numbers are issued to accommodate multiple sources of funds, such as employee versus employer, beneficiaries must be consistent for all such Certificates issued, and the death benefit will be determined as the aggregate death benefit for all such Certificates issued. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office. The request will take effect as of the date We receive it, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Certificate issued under a Qualified Plan is generally prohibited.

Purchasing a Certificate

To purchase a Certificate, You must complete an enrollment form bearing all requested signatures and a suitability form. For 457(b) and 401 Plans the employer will purchase the Certificate on behalf of the employee/ Participant, but the Participant will still be required to complete an enrollment form and suitability form.

Enrollment forms are to be sent to Our Home Office. If the appropriate broker-dealer has approved the suitability of the sale, Your enrollment form is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Certificate within two business days of receipt, and credit Your initial Net Premium to Your Certificate. We deem receipt to occur on a Valuation Date if We receive Your properly completed enrollment form and premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the Participant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the Participant.

Although We do not anticipate delays in Our receipt and processing of enrollment forms or premium payments, We may experience such delays to the extent agents fail to forward enrollment forms and premium payments to Our Home Office on a timely basis.

Canceling the Certificate

You have the right to cancel the Certificate for any reason within 30 days after You receive the Certificate. To cancel a Certificate, You must provide written notice of cancellation and return the Certificate to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.

Premium Payments

Amount and Frequency of Premium Payments — Net Premium allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. Any Net Premium received and considered to be in good form will be credited on the Valuation Date of receipt. We deem receipt to occur on a Valuation Date if We receive

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premium at Our Home Office before 3:00 p.m. Central Time on that day. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. HMLIC pays a premium bonus under Certificates to which the premium bonus rider is attached. See “Charges for Optional Riders — Premium Bonus Rider”, below.

The IRC limits the amounts that may be contributed to Qualified Plans. See “Tax Consequences — Participants — Contribution Limitations and General Requirements Applicable to Qualified Plans.”

Allocation of Net Premium — When You complete Your enrollment form, You will give Us instructions on how to allocate Your Net Premium among the Investment Options. The amount You direct to a particular Investment Option must be in whole number percentages from 5% to 100% of the Net Premium. If You make additional premium payments, We will allocate the Net Premium in the same manner as Your initial Net Premium unless You change the allocation percentages. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request by HMLIC’s Home Office unless a future date is requested. The Participant may request a change of allocation at any time.

Accumulation Units and Accumulation Unit Value — Net Premium allocated to the Separate Account is credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, operating expenses of the Underlying Fund and the deduction of certain charges under the Certificate.

Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the mortality and expense risk fee and applicable rider charges We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

The information in this section of the prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction.

Transfers — Subject to certain restrictions, You may transfer amounts from one Subaccount to another, and to and from the Fixed Account of the Certificate, at any time before the Annuity Date. We reserve the right to limit transfers from the General Fixed Account before the Annuity Date as follows:

•	No more than 25% of the General Fixed Account value can be transferred to one or more Guarantee Period Accounts or Subaccounts during a 365 day period.
•	If a request to transfer the total General Fixed Account value to one or more Guarantee Period Accounts or Subaccounts is received, the General Fixed Account value will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the year of the final transfer.

Transfers from the Guarantee Period Accounts may be subject to a Market Value Adjustment. See Your Certificate for details.

We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund. We reserve the right to terminate the transfer privilege at any time for all Participants. We also reserve the right to restrict or terminate the transfer privilege for any specific Participant if in Our opinion We determine the Participant to be using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.

You may transfer value from one existing Investment Option into other Investment Options. We reserve the right to limit the number of Investment Options you can choose to transfer into. The minimum amount that can be transferred is $100 or the entire dollar value of the Investment Option, whichever is less. A transfer may not leave an Investment Option with a balance of less than $100.

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A Participant may elect to transfer funds between Subaccounts and the Fixed Account by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at www.horacemann.com and looking in the “Account Access” section.

Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Participant and the Certificate number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request (in a form acceptable to Us) at Our Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after May 1, 2008, no new transfers are allowed to the following Subaccount:

Goldman Sachs VIT Structured Small Cap Equity Fund

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free) This option is only available before the Annuity Date.

The transfers will begin on the Valuation Date of receipt of the request in HMLIC’s Home Office and will continue on this day each month until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P. O. Box 4657 Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785.

Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Participant’s name and Certificate number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone.

On and after May 1, 2008, no new dollar cost averaging programs are allowed to start to the following Subaccount:

Goldman Sachs VIT Structured Small Cap Equity Fund

Rebalancing — Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Participant Account Value either once or on a periodic basis.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Participant. The minimum percentage that may be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program.

HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is accepted. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free). This option is only available before the Annuity Date.

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Rebalancing will begin on the Valuation Date of receipt of the request in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Participant Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Participant Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785.

All requests must identify the Participant’s name and Certificate number, specify the Investment Options and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone.

On and after May 1, 2008, no new rebalancing programs are allowed to start to the following Subaccount:

Goldman Sachs VIT Structured Small Cap Equity Fund

Changes to Premium Allocations — A Participant may elect to change the allocation of future Net Premium at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at www.horacemann.com and looking in the “Account Access” section. Depending on the means used to request a change, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the Participant’s name and Certificate number, and (3) specify the new allocation percentage for each Investment Option (in whole percentages). Allocations made to the Investment Options must total 100%. HMLIC reserves the right to restrict the minimum Net Premium amount allocated to any Investment Option in any given Certificate Year to $100. Changes in allocation instructions are effective on the Valuation Date of receipt of the request by Our Home Office unless You specify a later date. See “Other Information — Forms Availability.”

On and after May 1, 2008, existing Participants are not allowed to begin or increase allocations to the following Subaccount:

Goldman Sachs VIT Structured Small Cap Equity Fund

Market Timing — The Certificates and the Subaccounts are not designed for ‘market timing’ through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Participants and their Certificate performance, more specifically.

If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Participants. In making these determinations, We may consider the combined transfer activity of Certificates that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all Participants of Contracts offered under this prospectus.

Such action will include requiring future transfer requests under the Certificate to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Certificate. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.

If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Participants, it will notify You in writing of any restrictions.

The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Participants may be subject to the risks described above.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.

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Participants should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Participants, and to restrict or prohibit further purchases or transfers by specific Participants identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.

Surrender or Withdrawal Before Commencement of Annuity Period  — Participant Account Value may only be withdrawn from Section 403(b) contracts, 457(b) contracts or 401 contracts under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, You may surrender the Certificate or withdraw part of Your Participant Account Value for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Participant’s interest in an Investment Option to less than $100.

The surrender or partial withdrawal of Variable Account Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in Our Home Office unless a future date is requested. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Participant. These consequences include current taxation of payments received, and may include penalty taxes resulting from premature distribution. (See “Tax Consequences.”)

A Participant eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed HMLIC form to HMLIC at Our Home Office at P. O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Participant. A Participant may request a HMLIC withdrawal/ surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, calling 800-999-1030 or by accessing Our secure website at www.horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal /surrender request will be accepted only if all withdrawal /surrender proceeds are to be sent to the Participant and the request, if sent by FAX, is sent to (877) 832-3785. Telefacsimile (FAX) transmissions and photocopies of the withdrawal /surrender request will not be accepted if any proceeds of the withdrawal /surrender are not to be sent to the Participant. See “Tax Consequences” and “Other Information — Forms Availability.” Additional forms or requirements may be imposed by the employer.

Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the date specified occurs on or after receipt of the request at Our Home Office, or on the Valuation Date of such receipt. For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.

We may apply a surrender charge based on the Premium Year of each premium payment. We make withdrawals from Your Participant Account Value in the following order:

1.	from the premium payment paid on a first in first out basis; then

2.	from Variable Account earnings, any Fixed Account interest and any premium bonuses paid.

Premium bonuses (if applicable) and any earnings thereon are treated as earnings under a Certificate for purposes of the surrender charge. We do not assess a surrender charge on Certificate earnings.

If a withdrawal or surrender is taken from a Guarantee Period Account, a Market Value Adjustment may also be applied. See Your Certificate for specific details.

Under conditions set forth in the Contract (and Your Certificate), We may waive any applicable surrender charges and any Market Value Adjustment on withdrawals or surrenders of cumulative amounts of premium payments received for Your Certificate and not assumed to have been withdrawn previously. When a withdrawal occurs for which surrender charges are waived, no premium payment is assumed to have been withdrawn. Once a premium payment is assumed to be withdrawn for surrender charge purposes, it will not be assumed to be withdrawn for any subsequent withdrawal or surrender. Surrender charges on all premium payments cease on the Certificate Anniversary stated in Your Certificate. See Your Certificate for the specific details.

The applicable surrender charge will be deducted from the amount withdrawn and the balance will be paid to You. For example, given a single premium payment of $10,000 to the Variable Account and a 5% surrender charge, a request to withdraw $3,000 will result in a surrender charge of $3,000 × 5% = $150, which will be deducted from the withdrawal and the balance of $2,850 would be paid to You. Withdrawals are assumed to be from premium first, so the entire withdrawal would be assumed to be from the premium. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,158 from Your account raising the surrender charge to $3,158 × 5% = $158 with the balance of $3,000 paid to You.

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The surrender charge is assessed on the basis of the premium payments surrendered or withdrawn and will never exceed 9% of Your total Net Premium during the lifetime of the Certificate as required by SEC regulations, because the maximum surrender charge as determined by HMLIC is guaranteed not to exceed 8%.

If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.

If You request a withdrawal for hardship purposes from Your 403(b) Certificate or from Your employer’s 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to this and all other retirement plans of Your employer for six months (or an additional period of time as may be provided in Your employer’s Plan Document). You should consult with Your Plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions.

Payments We Make — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Certificate is determined as of the Valuation Date on which a valid transaction request is received. However, determination of Participant Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the Securities and Exchange Commission(“SEC”); (2) any period when the SEC determines that an emergency exists that makes it not reasonably practical to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.

We reserve the right to defer payment of amounts from the Fixed Account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which the Contract Owner is located. We will pay interest from the date of receipt of Your written request on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to Our Home Office, We have the right to defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

If mandated under applicable law, We may be required to reject a premium payment and/or block a Participant’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Participant or a Participant ’s Account to governmental regulators.

Confirmations — HMLIC mails written confirmations of premium payments to Participants on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals and surrenders are mailed to Participants within seven calendar days of the date the transaction occurred.

If a Participant believes that the confirmation statement contains an error, the Participant should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P. O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).

Deductions and Expenses

We make certain charges and deductions under the Certificates. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Certificate may result in a profit to Us.

Services and Benefits We Provide:

•	the death benefit, and cash benefits under the Certificates
•	Investment Options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners and Participants
•	Annuity Payment options

Costs and Expenses We Incur:

•	costs associated with processing applications and enrollment forms and with issuing and administering the Contracts and Certificates
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts and the Certificates thereunder. Sales commissions range from 1% to 6% of the premium payments received
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium, and other taxes and fees

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Risks We Assume:

•	that the costs of providing the services and benefits under the Contracts and Certificates exceed the charges We deduct

Waiver, Reduction or Elimination of Deductions and Expenses — We may reduce, waive or eliminate any of the deductions or expenses for the Contract and Certificates under a particular Plan. Any such reduction will reflect the differences We expect in distribution costs or services meant to be defrayed by such charges. Factors We consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:

•	The number of Participants under the Plan;
•	The type and nature of the group to which a Contract is issued;
•	The expected level of assets and/or cash flow under the Plan;
•	Our agents’ involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the Plan;
•	The Plan’s purchase of one or more other variable annuity contracts from Us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the Certificates;
•	Our assessment of the financial risk to Us relating to withdrawals;
•	Whether the Contract results from the exchange of another contract issued by Us to the sponsor of the Plan; and
•	Features of the Plan.

We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.

We may also apply different deduction and expense provisions in Contracts issued to certain employer groups or associations that have negotiated the Contract terms on behalf of their employees. We will offer any resulting deduction or expense uniformly to all employees in the group.

All charges, deductions and expenses applicable to Your Certificate will be stated in Your Certificate.

Premium Taxes — Certain state and local governments levy a premium tax, currently between 0 and 1%. We will deduct any premium taxes relating to the Certificates from the premium or from the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Participant’s current place of residence.

Surrender Charges — If You make a withdrawal or surrender under the Certificate, HMLIC will assess a charge to compensate it for the cost of selling the Certificate.

The surrender charge will never be greater than the schedule below:

Percentage
Premium Year	of Premium

1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%

In no event will the surrender charge apply after the 10th Certificate Anniversary.

Withdrawals may not be made from Section 403(b), 457(b), and certain Section 401(a) Certificates, except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, a Participant may surrender the Certificate in whole or withdraw a portion of the Participant Account Value for cash before Annuity Payments begin.

In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Certificate for further details. For further information regarding surrender or withdrawals see “The Contract-Transactions-Surrender or Withdrawal Before Commencement of Annuity Period.”

Annual Maintenance Fee — We will deduct an annual maintenance fee of no more than $36 from each Certificate on each Certificate Anniversary. This fee will be waived if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of a Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes issue multiple Certificates with the same first nine digits in the Certificate numbers to accommodate multiple sources of funds, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year.

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The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Certificates. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Certificates.

Mortality and Expense Risk Fee (“M&E Fee”) — For assuming mortality and expense risk, We apply an asset charge to the Subaccounts for the life of the Certificate. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

If this charge, combined with any other charges under the Group Contract and the Certificates thereunder, does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.

Charges for Optional Riders

Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium — If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any Variable Account charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will deduct any Fixed Account charge for this rider from any applicable premium bonus, any interest We pay on the premium bonus, and any interest We may pay in excess of the Fixed Account guaranteed interest with respect to any other amount held in the Fixed Account. We will compute any charge for the Fixed Account and the Variable Account on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest — If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any Variable Account charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will deduct any Fixed Account charge for this rider from any applicable premium bonus, any interest We pay on the premium bonus, and any interest We may pay in excess of the Fixed Account guaranteed interest with respect to any other amount held in the Fixed Account. We will compute any charge for the Fixed Account and the Variable Account on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

Guaranteed Minimum Death Benefit Rider — Return of Premium — If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any Variable Account charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will deduct any Fixed Account charge for this rider from any applicable premium bonus, any interest We pay on the premium bonus, and any interest We may pay in excess of the Fixed Account guaranteed interest with respect to any other amount held in the Fixed Account. We will compute any charge for the Fixed Account and the Variable Account on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

*	If both the Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider-Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.

Premium Bonus Rider — This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. Where the rider is included or offered, the premium bonus may be any percentage between 0% and 5% and will never be paid longer than 5 years. There may be a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any Variable Account charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will deduct any Fixed Account charge for this rider from any applicable premium bonus, any interest We pay on the premium bonus and any interest We may pay in excess of the Fixed Account guaranteed interest with respect to any other amount held in the Fixed Account. We will compute any charge for the Fixed Account and the Variable Account on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

Operating Expenses of the Underlying Funds — The deductions from and expenses paid out of the assets of the Underlying Funds are described in each Underlying Fund’s prospectus.

Death Benefit

Death Benefit Proceeds — If a Participant dies before the Annuity Date and while the Certificate is in force, We will pay a death benefit to the beneficiary/beneficiaries designated by the Participant. When multiple Certificates with the same first nine digits in the

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Certificate numbers are issued to accommodate multiple sources of funds, such as employee versus employer, beneficiaries must be consistent for all such Certificates issued, and the death benefit will be determined as the aggregate death benefit for all such Certificates issued. The death benefit is determined for each beneficiary as of the date Proof of the Participant’s Death is received by HMLIC from such beneficiary. Proof of Participant’s Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.

The beneficiary will receive the greatest of:

1.	the Participant Account Value; or

2.	the death benefit provided in any rider attached to the Certificate.

At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract — Annuity Payments — Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary’s estate.

Guaranteed Minimum Death Benefit Riders — The Contract Owner may select for all Participants in its Plan, or a Participant may elect, any of the optional death benefits described below. An additional cost is associated with each of these benefits. All of these optional benefits may not be available in all states or in all Plans.

Guaranteed Minimum Death Benefit — Return of Premium

Death Benefit under this rider — Prior to the Annuity Date, the death benefit is equal to the greatest of:

1.	the Participant Account Value; or

2.	the death benefit provided in any other rider attached to the Certificate; or

3.	the Return of Premium Death Benefit described in this rider.

Return of Premium Death Benefit — On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.

An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal. (The Loan Reserve Account Value is the amount equal to the sum of the outstanding loan principal plus any interest credited to the loan reserve account. The loan reserve account is an interest bearing account established when a loan is made.)

The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.

We will calculate the Death Benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office.

Rider charge — Any charge for this rider is guaranteed not to increase after the rider has been issued.

We will deduct any Variable Account charge for this rider from Your Variable Account Value and any Fixed Account charge for this rider from Your Fixed Account Value.

Rider termination — This rider cannot be terminated by the Contract Owner or the Participant after the Certificate Date. This rider terminates upon the earliest of:

a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or

b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or

c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.

Guaranteed Minimum Death Benefit — Step-up with Return of Premium

Death Benefit under this rider — Before the Annuity Date, the death benefit is equal to the greatest of:

1.	the Participant Account Value; or

2.	the death benefit provided in any other rider attached to the Certificate; or

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3.	the Return of Premium Death Benefit described in this rider; or

4.	the Step-Up Death Benefit described in this rider.

We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. See Appendix B for an example of the calculation of this death benefit.

Return of Premium Death Benefit — On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.

An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal.

The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.

Step-Up Death Benefit — The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.

We calculate the Step-Up Anniversary Value for every Certificate Anniversary before the Participant’s attainment of age 81, including the Certificate Anniversary immediately following the Participant’s attainment of age 80 or when We receive Proof of Participant’s Death, whichever is earlier.

The Step-Up Anniversary Value for a given Certificate Anniversary is equal to the sum of the Participant Account Value and any Loan Reserve Account Value as of that Certificate Anniversary increased by any subsequent Net Premium received and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time We receive at Our Home Office Proof of Participant’s Death.

Rider charge — Any charge for this rider is guaranteed not to increase after this rider has been issued.

We will deduct any Variable Account charge for this rider from Your Variable Account Value and any Fixed Account charge from Your Fixed Account Value.

Rider restrictions — We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.

Termination of this rider — This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:

a.  when the Participant applies the Annuitized Value to an Annuity Payment option under the Certificate; or

b.  the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or

c.  if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.

Guaranteed Minimum Death Benefit — Return of Premium with Interest

Death benefit under this rider — Before the Annuity Date, the death benefit is equal to the greatest of:

1.  the Participant Account Value; or

2.  the death benefit provided in any other rider attached to the Certificate; or

3.  the Return of Premium with Interest Death Benefit described in this rider.

Return of Premium with Interest Death Benefit — On the Certificate Date, the Return of Premium with Interest Death Benefit is equal to the initial Net Premium received. The Return of Premium with Interest Death Benefit is increased by any subsequent Net Premium received, decreased by an adjustment for any withdrawals, and is accumulated at the following interest rates:

1.  5 percent prior to and upon the Certificate Anniversary immediately following the Participant’s attainment of age 80.

2.  0 percent thereafter.

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An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium with Interest Death Benefit immediately before the withdrawal.

We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. We also will adjust the Return of Premium with Interest Death Benefit by any outstanding loan balance at that time. See “Appendix B — Guaranteed Minimum Death Benefit Examples” for an example of the calculation of this death benefit.

Maximum Return of Premium with Interest Death Benefit value — The amount of the Return of Premium with Interest Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the Valuation Date We receive Proof of Participant’s Death.

Rider charge — Any charge for this rider is guaranteed not to increase after the rider has been issued.

We will deduct any Variable Account charge for this rider from Your Variable Account Value and any Fixed Account charge from Your Fixed Account Value.

Rider restrictions — We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.

Termination of this rider — This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:

a.  when the Participant applies the Annuitized Value to an Annuity Payment option; or

b.  the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or

c.  if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.

Annuity Payments

Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans must begin by April 1 following the calendar year in which the Participant reaches age 701/2. (See “Tax Consequences — Taxation of Annuity Benefits.”)

The Certificate provides for fixed or Variable Annuity Payment options or a combination of both. The Participant may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a properly completed request form to Our Home Office.

For Fixed Annuity Payment options We will process the request so that the Fixed Annuity Payments begin as of the date requested except for the 29th, 30th or 31st of the month. Variable Annuity Payment options can only begin on the 1st of the month. If You elect a fixed Annuity Payment option, We will transfer Your Variable Account Value to the General Fixed Account on the Valuation Date Your request is received in Our Home Office. In addition, if You elect a Variable Annuity Payment option, We will transfer Your Fixed Account Value to the Variable Account on the Valuation Date We receive Your request in Our Home Office. Your Net Premium allocation(s) will be changed to the Fixed Account or Variable Account, depending on the type of Annuity Payment option elected. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Participant must elect whether to withhold for federal and state income taxes. (See “Other Information — Forms Availability” and “Tax Consequences.”)

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options, and are paid in monthly, quarterly, semiannual, and annual installments. Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000, or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Participant Account Value may be paid in a lump sum.

Annuity Payment Options

The following Annuity Payment options are available on a Variable basis unless otherwise stated.

Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years — Annuity Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Participant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Participant lives, or until all guaranteed payments have been made, whichever is later. Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Participant’s death occurs before the due date of the second Annuity Payment.

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Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the beneficiary(ies) as scheduled.

After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.

Payments for a Specified Period — Annuity Payments are made to the Participant beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the 10th Certificate Anniversary. This option is available on a fixed payment basis only.

Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the beneficiary(ies) as scheduled.

After the Annuity Date, the Participant may change this Annuity Payment option, or withdraw a portion of or surrender the Annuitized Value applied to this option. Any change or withdrawal the Participant makes may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges and/or a Market Value Adjustment may apply. If the Participant surrenders the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Certificate will terminate. Thereafter, HMLIC will be free of any liability for the terminated Certificate.

Joint And Survivor Annuity — Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.

The available survivor options are to pay during the lifetime of the survivor (1) 50 percent, (2) two-thirds, or (3) 100 percent of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Participant dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the beneficiary(ies) as scheduled. After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.

Other Payout Options — If the Participant does not wish to elect one or more of the Annuity Payment options described above, the Participant may:

a.  receive the proceeds in a lump sum less any applicable Surrender Charges and adjusted by any Market Value Adjustment, or

b.  leave the Certificate with HMLIC and receive the value under the required minimum distribution requirements of IRC Section 401(a) (9), see “Required Minimum Distributions,” or

c.  elect any other payout option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments

The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Participant instructs. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.

Fixed Annuity Payments — Except in the case of certain joint and survivor Annuity Payment options, the amount of each fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.

Variable Annuity Payments — If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date, less any deductions We make for premium taxes; (2) the assumed interest rate for the Certificate (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) and sex of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option other than the 100% option is chosen; in those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

The amount of each monthly Annuity Payment following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.

Annuity Unit Value — The Annuity Unit Value for each Subaccount was initially established at $10.00.

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•	The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

Not all Subaccount(s) may be available for Annuity Payments.

Misstatement of Age or Sex

If any age or sex has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Participant if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the Annuity Data pages of the Certificate. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.

Tax Consequences

The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at anytime. This discussion does not address special rules, prior tax laws, or state tax laws. A Contract Owner or Participant or a prospective Contract Owner or Participant should consult a qualified and competent tax advisor before taking any action that could have tax consequences.

In addition, a Contract Owner or Participant or a prospective Contract Owner or Participant considering purchase of an annuity contract/certificate for a qualified retirement plan should understand that purchasing the Contract/Certificate as an investment vehicle for the qualified plan does not provide any additional tax advantage beyond that already available through the qualified plan.

Tax Treatment of the Company and Status of the Contracts/Certificates

Separate Account — The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.

Diversification Requirements — The Internal Revenue Code (IRC) requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts/Certificates to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Participant will not pay federal income tax on the investment income and capital gains under a Certificate until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.

Contract Owner Control — In certain circumstances, owners of variable annuity contracts/certificates have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts/certificates because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract/certificate owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts/Certificates, such as the flexibility of a Participant to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe the Contracts/Certificates do not give the Participants investment control over Separate Account assets, we reserve the right to modify the Contracts/Certificates as necessary to prevent a Participant from being treated as the owner of the Separate Account assets supporting the Contract/Certificate.

Foreign Tax Credits — We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.

General Federal Income Tax Provisions

Premature Distribution Tax — In the case of a distribution from a Certificate, there may be imposed an additional tax (penalty tax) equal to ten percent of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	made on or after the taxpayer reaches age 591/2;
•	made on or after the death of a Participant;
•	attributable to the taxpayer becoming disabled; or

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•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Death Benefits — Amounts may be distributed from a Certificate because of the death of the Participant. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Certificate, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Non-Natural Person — If a non-natural person (e.g., a corporation or a trust) owns a Certificate, investment earnings are generally not deferred until distributed but subject to tax each year. There are exceptions to this rule and if you are considering purchasing a Certificate on behalf of a corporation, trust, or other entity that is not a natural person you should discuss this with a tax adviser.

Contract/Certificate Transactions — A transfer or assignment of ownership of a Certificate, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Certificate may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Qualified Plan is generally prohibited. A Participant contemplating any such transaction should consult a tax advisor as to the tax consequences.

Withholding — Mandatory federal income tax is generally required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Plans. Exceptions to this rule include: non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Participant’s life expectancy or the joint life expectancy of the Participant and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.

For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Participant elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. For periodic payments, HMLIC will notify the Participant at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

Federal Defense of Marriage Act — The right of a spouse to continue the Certificate and all Certificate provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under the federal Defense of Marriage Act, or any other applicable federal law. In addition, such individuals are not entitled to the favorable federal tax treatment accorded spouses. Under current federal law, a prospective or current Participant who has entered into or is contemplating a civil union or a same sex marriage should be aware that the rights of the spouse under the spousal continuation provisions of the Certificate will not be available to such partner or same sex marriage spouse.

Taxation of Qualified Plans

Qualified Plans (as defined in this prospectus) receive tax-favored treatment under provisions of the IRC. Purchasing an annuity Contract/Certificate as an investment vehicle for a qualified retirement plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Plans under IRC Sections 401, 403(b) and 457(b) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract/Certificate.

Purchase Payments — Purchase payments (contributions) made to Qualified Plans are generally not taxed at the time of the contribution. This includes salary reductions made under a salary reduction agreement and nonelective contributions made by Your employer. Further, investment earnings credited to the Participant’s account are generally not subject to tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a designated Roth account may be tax free if certain conditions are met.

Withdrawals — If a withdrawal of a portion or all (surrender) of the value of a Qualified Plan occurs, the entire amount received will be treated as ordinary income subject to tax unless the Participant has an “investment in the contract”. The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made and represents the portion of the Certificate already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.

For withdrawals from Designated Roth accounts in a 403(b) or 401(k) investment earnings will be taxed only if the amount of the distribution exceeds the investment in the contract. If the distribution is a qualified distribution, earnings are not taxed. A distribution from a Designated Roth account in a 403(b) or 401(k) contract/certificate is considered qualified if it is made more than five years after establishment of the account and made on or after the Annuitant attains age 591/2, dies or becomes disabled.

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401(k), 403(b) and 457(b) plans will generally not be treated as distributions if the terms require repayment within five years (except loans to acquire a

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home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement.

Annuity Payments — Annuity Payments received under a Qualified Plan will be treated as ordinary income subject to tax unless the Participant has an investment in the contract. If the Participant has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).

Annuity Payments from Designated Roth accounts in a 403(b) or 401(k) Contract/Certificate will not be taxed if they are qualified distributions as defined above.

Rollovers — A rollover (or direct rollover) is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Participant or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract/certificate. For Section 403(b), 457(b) and 401 annuities only amounts eligible for distribution can be rolled over.

Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under a Section 403(b) tax-deferred annuity can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under an eligible Section 457(b) governmental plan can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) plan, or another eligible Section 457(b) governmental plan.

A distribution from a Designated Roth account may only be rolled over to another Designated Roth account of a 403(b) or 401(k) plan or to a Roth IRA.

If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA or Roth IRA if from a decedent’s Roth 403(b) or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.

Transfers and Exchanges — For Qualified Plans with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Plan to a similar Qualified Plan that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Certificate.

For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with Your tax advisor for additional guidance on transfers and exchanges.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Participant reaches age 591/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax does not apply to conversions of eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it will apply if converted amounts are distributed during the five-year period beginning with the year of conversion. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 591/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the owner or the joint lives or joint life expectancy of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions or salary reductions and 8) in limited circumstances, to a reservist called to active duty after September 11, 2001

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Participant is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Required Minimum Distributions — The Participant of a Qualified Plan is generally required to take certain required minimum distributions during the Participant’s life and the beneficiary designated by the Participant is required to take the balance of the Certificate value within certain specified periods following the Participant’s death.

The Participant must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and the beneficiary. The amount of the required minimum distribution depends upon the Certificate value and the applicable life expectancy. The required beginning date for Section 401(a) plans, Section 403(b) annuities,

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and Section 457(b) plans is the later of April 1 of the calendar year following the calendar year in which the Participant attains age 701/2 or retires.

Upon the death of the Participant, the beneficiary must take distributions under one of the following two rules.

1.	If the Participant dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under the required minimum distributions.

2.	If the Participant dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant’s death. If the Certificate value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Participant’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Participant would have reached age 701/2. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an ‘inherited IRA’.

Contribution Limitations and General Requirements Applicable to Qualified Plans

All contributions to Qualified Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Plan. Employer contributions are subject to additional limitations and are not discussed here.

Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract/Certificate is available for employees of public schools and certain organizations tax-exempt under Section 501 (c)(3). Salary reduction contributions are limited to the lesser of $16,500 in 2010 or 100% of income. A special catch-up contribution is available to certain Participants who have 15 years of service with his or her current employer. Additional catch-up amounts, $5,500 in 2010, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security and Medicare) tax. If permitted by Your plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) Contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Annuitant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 591/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Certificate as of December 31, 1988. Section 403(b) annuity Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $16,500 for 2010 or 100% of includable compensation. Additional catch-up amounts may be contributed if the Participant is age 50 or older, $5,500 for 2010. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. Contributions and earnings are not included in the Annuitant’s income until distributed. Distributions are not generally allowed until the Participant reaches age 701/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity certificate accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts/certificates are subject to the required minimum distribution rules.

Section 401 — Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts/certificates to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. If permitted by Your plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth contributions (Roth 401(k)). Roth 401(k) contributions are salary reduction contributions that are irrevocably designated by you as not being excludable from income. Roth 401(k) contributions are includable in income in the year contributed. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan or with a tax advisor for additional information.

Designated Roth Accounts — Section 403(b) and 401(k) plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Participant can designate some or all of his/her salary reduction contributions as

33

Designated Roth contributions. As a result, the Designated Roth contribution will be includible in the Participant’s income in the year of the contribution and be subject to all wage withholding requirements.

The Designated Roth contribution combined with other salary reduction contributions are subject to the limits discussed under the “Section 403(b) Tax-Deferred Annuity” and “Section 401” sections, above. Designated Roth contributions are also subject to the same distribution restrictions as all other contributions to the plan.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract/Certificate, purchasers of annuity contracts/certificates should keep in mind that the value of an annuity contract/certificate owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract/certificate, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. In addition, under the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), changes in the taxation of estates enacted for decedents dying in 2010 apply only to 2010 and prior law will be applicable for decedents dying after 2010. Consult an estate planning advisor for more information.

Generation-skipping Transfer Tax

Under EGTRRA, the generation- skipping transfer tax has been eliminated for transfers in 2010,but prior law will be applicable for transfers in 2011. The generation- skipping transfer tax may apply when all or part of an annuity contract/certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract/Certificate, or from any applicable payment, and pay it directly to the Internal Revenue Service when the tax is reinstated for transfers in 2011 and later years. Consult a tax advisor for more information.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract/certificate purchasers who/that are U.S. citizens or residents. Annuity contract/certificate purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts/certificates at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract/certificate purchaser’s country of citizenship or residence. Prospective annuity contract/certificate purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract/certificate purchase.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract/Certificate could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract/Certificate.

We have the right to modify the Contract/Certificate in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Participants currently receive. We make no guarantee regarding the tax status of any Contract/Certificate and do not intend the above discussion as tax advice.

Other Information

Distribution of the Contract — The Certificates are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Certificates may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 6.00% of premium payments received. No specific charge is assessed directly to Participants or the Separate Account to cover the commissions. We do intend to recover the amount of the commissions through the fees and charges collected under the Certificates and other corporate revenue.

Association Endorsements and Relationships — HMLIC or an affiliate has relationships with certain national, State and local education associations or educator groups. Certain associations endorse or sponsor various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements or sponsorships.

34

HMLIC or an affiliate does pay various associations or groups for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC and/or an affiliate with access to and opportunities to market its products to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Certificates.

Modification of the Contract and Certificates — The Contract and Certificates provide that they may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Participants will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract and Certificates.

Registration Statement — A registration statement of which this prospectus is a part, has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract and the Certificates thereunder.

Communications to Participants — To ensure receipt of communications, Participants must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by calling (800) 999-1030 (toll-free).

HMLIC will attempt to locate Participants for whom no current address is on file. In the event HMLIC is unable to locate a Participant, HMLIC may be forced to surrender the value of the Certificate to the Participant’s last known state of residence in accordance with the state’s abandoned property laws.

Participant Inquiries — A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at www.horacemann.com and sending a message through the “Message Center” in the “Account Access” section.

Forms Availability — Specific forms are available from HMLIC to aid the Participant in effecting many transactions allowed under the Certificate. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

Investor Information from FINRA — Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

Table of Contents for the Statement of Additional Information

A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

Topic	Page

General Information and History	1
Additional Condensed Financial Information	1
Underwriter	8
Independent Registered Public Accounting Firm	8
Financial Statements	8

To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (877) 832-3785, or telephone (800) 999-1030 (toll-free) to request a copy.

Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657

35

Please provide free of charge the following information:

  Statement of Additional Information dated May 1, 2010 for the Separate Account

Please Mail the above document to:
(Name)
(Address)
(City/State/Zip)

36

Appendix A: Condensed Financial Information

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.

The Separate Account was established in 2006 but not funded until January 2, 2008. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. An Accumulation Unit Value is the unit We use to calculate the value of Your interest in a Subaccount. The Goldman Sachs VIT Mid Cap Value, Calvert VP S&P MidCap 400 Index, Lazard Retirement US Small-Mid Cap Eq Ser, Fidelity VIP Emerging Markets SC2 and Templeton Global Bond Securities Fund were added to the Separate Account on May 1, 2010. All other Underlying Funds not specified above were added to the Separate Account on January 2, 2008.

The tables below show two sets of Accumulation Unit Values that reflect the highest and lowest levels of annual expenses available under the Contracts as of the date of this prospectus. The information for all other Accumulation Unit Values is in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by writing to Us at Our P.O. Box 4657, Springfield, Illinois 62708-4657, calling Us at (800) 999-1030, or faxing Us at (877) 832-3785.

1.25 M & E

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period

AllianceBernstein VPS Large Cap Growth Portfolio	12/31/2009	$17.77		$24.17	7
	12/31/2008	29.59	*	17.77	7

AllianceBernstein VPS Small/Mid Cap Value Portfolio	12/31/2009	$10.79		$15.20	12
	12/31/2008	16.76	*	10.79	12

AllianceBernstein VPS Small Cap Growth Portfolio	12/31/2009	$8.14		$11.41	13
	12/31/2008	14.95	*	8.14	13

Ariel Fund®	12/31/2009	$23.48		$38.00	4
	12/31/2008	45.64	*	23.48	4

Davis Value Portfolio	12/31/2009	$8.52		$11.06	14
	12/31/2008	14.28	*	8.52	14

Delaware VIP Smid Cap Growth Series, Service Class	12/31/2009	$12.30		$17.70.	10
	12/31/2008	20.77	*	12.30	10

Delaware VIP REIT Series (Service Class)	12/31/2009	$6.58		$8.05	18
	12/31/2008	10.86	*	6.58	19

Delaware VIP Trend Series Service Class	12/31/2009	$19.81		$30.35	5
	12/31/2008	37.42	*	19.81	5

Dreyfus Investment Portfolios: Small Cap Stock — Service Shares	12/31/2009	$10.26		$12.68	13
Index Portfolio-Service Shares	12/31/2008	20.48	*	10.26	13

Fidelity VIP Growth Portfolio	12/31/2009	$23.03		$29.38	8
	12/31/2008	44.09	*	23.03	5

Fidelity VIP Growth & Income Portfolio	12/31/2009	$9.60		$12.12	12
	12/31/2008	16.54	*	9.60	12

Fidelity VIP High Income Portfolio	12/31/2009	$4.34		$6.13	42
	12/31/2008	5.88	*	4.34	34

37

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period

Fidelity VIP Index 500 Portfolio	12/31/2009	$102.12		$127.75	1
	12/31/2008	160.48	*	102.12	1

Fidelity VIP Investment Grade Bond Portfolio	12/31/2009	$11.90		$13.55	16
	12/31/2008	12.62	*	11.90	16

Fidelity VIP Mid Cap Portfolio	12/31/2009	$21.19		$29.47	8
	12/31/2008	35.48	*	21.19	5

Fidelity VIP Overseas Portfolio	12/31/2009	$13.89		$17.43	11
	12/31/2008	25.04	*	13.89	8

Goldman Sachs VIT Structured Small Cap Equity Fund(1)	12/31/2009	$6.97		$8.80	19
	12/31/2008	10.53	*	6.97	19

Neuberger Berman Genesis Fund	12/31/2009	$18.97		$23.81	9
	12/31/2008	28.63	*	18.97	7

Putnam VT Vista Fund	12/31/2009	$8.19		$11.27	13
	12/31/2008	15.08	*	8.19	13

Rainier Small/Mid Cap Equity Portfolio	12/31/2009	$19.76		$25.58	5
	12/31/2008	38.994	*	19.76	5

Royce Capital Fund Small Cap Portfolio	12/31/2009	$7.16		$9.54	20
	12/31/2008	9.88	*	7.16	21

T. Rowe Price Equity Income Portfolio VIP II	12/31/2009	$14.87		$18.52	13
	12/31/2008	23.33	*	14.87	9

T. Rowe Price Prime Reserve Portfolio	12/31/2009	$1.02		$1.01	523
	12/31/2008	1.00	*	1.02	415

Wells Fargo Advantage Discovery Fund (formerly Strong Mid Cap)	12/31/2009	$11.04		$15.37	10
	12/31/2008	19.85	*	11.04	10

Wilshire 5000 Index Portfolio Investment	12/31/2009	$7.71		$9.68	23
	12/31/2008	12.24	*	7.71	18

Wilshire Large Co. Growth Portfolio Investment	12/31/2009	$20.20		$26.70	6
	12/31/2008	34.86	*	20.20	6

Wilshire Large Co. Value Portfolio Investment	12/31/2009	$10.10		$12.82	13
	12/31/2008	17.24	*	10.10	13

Wilshire Small Co. Value Portfolio Investment	12/31/2009	$10.93		$13.25	12
	12/31/2008	16.23	*	10.93	12

Wilshire VIT 2015 ETF Fund	12/31/2009	$8.17		$9.72	76
	12/31/2008	10.91	*	8.17	76

38

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period

Wilshire VIT 2025 ETF Fund	12/31/2009	$7.81		$9.30	985
	12/31/2008	10.94	*	7.81	355

Wilshire VIT 2035 ETF Fund	12/31/2009	$7.30		$8.72	35
	12/31/2008	10.96	*	7.30	35

Wilshire VIT Balanced Fund	12/31/2009	$14.99		$17.39	11
	12/31/2008	20.62	*	14.99	10

Wilshire VIT Equity Fund	12/31/2009	$13.57		$16.61	10
	12/31/2008	22.65	*	13.57	10

Wilshire VIT Income Fund	12/31/2009	$11.34		$12.68	38
	12/31/2008	12.36	*	11.34	38

Wilshire VIT International Equity Fund	12/31/2009	$9.12		$11.81	13
	12/31/2008	16.70	*	9.12	13

Wilshire VIT Small Cap Growth Fund	12/31/2009	$8.56		$10.91	14
	12/31/2008	15.94	*	8.56	14

Wilshire VIT Socially Responsible Fund	12/31/2009	$9.26		$11.14	14
	12/31/2008	15.50	*	9.26	14

0.75 M & E

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period

AllianceBernstein VPS Large Cap Growth Portfolio	12/31/2009	$18.00		$24.54	6,977
	12/31/2008	25.05	*	18.00	8

AllianceBernstein VPS Small/Mid Cap Value Portfolio	12/31/2009	$9.86		$13.96	916
	12/31/2008	13.34	*	9.86	15

AllianceBernstein VPS Small Cap Growth Portfolio	12/31/2009	$8.25		$11.57	1,027
	12/31/2008	12.65	*	8.25	16

Ariel Fund	12/31/2009	$23.96		$38.91	295
	12/31/2008	34.34	*	23.96	6

Davis Value Portfolio	12/31/2009	$8.63		$11.24	8,776
	12/31/2008	12.00	*	8.63	17

Delaware VIP Smid Cap Growth Series, Service Class	12/31/2009	$10.96		$15.80	538
	12/31/2008	16.26	*	10.96	12

Delaware VIP REIT Series (Service Class)	12/31/2009	$6.61		$8.09	6,971
	12/31/2008	9.24	*	6.61	22

Delaware VIP Trend Series Service Class	12/31/2009	$16.22		$24.89	963
	12/31/2008	25.64	*	16.22	8

39

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period

Dreyfus Investment Portfolios: Small Cap	12/31/2009	$10.34		$12.84	1,170
Stock Index Portfolio-Service Shares	12/31/2008	13.26	*	10.34	17

Fidelity VIP Growth Portfolio	12/31/2009	$23.52		$29.91	9,321
	12/31/2008	37.70	*	23.52	5

Fidelity VIP Growth & Income Portfolio	12/31/2009	$8.77		$11.06	371
	12/31/2008	12.55	*	8.77	37

Fidelity VIP High Income Portfolio	12/31/2009	$4.40		$6.27	379
	12/31/2008	5.78	*	4.40	35

Fidelity VIP Index 500 Portfolio	12/31/2009	$101.67		$127.49	2,036
	12/31/2008	134.60	*	101.67	11

Fidelity VIP Investment Grade Bond Portfolio	12/31/2009	$11.61		$13.32	5,172
	12/31/2008	12.11	*	11.61	16

Fidelity VIP Mid Cap Portfolio	12/31/2009	$18.12		$25.16	682
	12/31/2008	26.96	*	18.12	32

Fidelity VIP Overseas Portfolio	12/31/2009	$12.51		$15.68	19,079
	12/31/2008	18.72	*	12.51	11

Neuberger Berman Genesis Fund	12/31/2009	$19.26		$24.08	1,626
	12/31/2008	28.44	*	19.26	33

Putnam VT Vista Fund	12/31/2009	$8.30		$11.44	87
	12/31/2008	13.61	*	8.30	15

Rainier Small/Mid Cap Equity Portfolio	12/31/2009	$20.16		$25.99	5,486
	12/31/2008	33.14	*	20.16	28

Royce Capital Fund Small Cap Portfolio	12/31/2009	$7.24		$9.72	12,052
	12/31/2008	9.86	*	7.24	20

T. Rowe Price Equity Income Portfolio II	12/31/2009	$14.87		$18.04	7,614
	12/31/2008		*23.33	14.87	9

T. Rowe Price Prime Reserve Portfolio	12/31/2009	$1.01		$1.01	51,579
	12/31/2008	1.00	*	1.01	198

Wells Fargo Advantage Discovery Fundsm (formerly Strong Mid Cap)	12/31/2009	$11.17		$15.57	2,444
	12/31/2008	18.58	*	11.17	11

Wilshire 5000 Index Portfolio Investment	12/31/2009	$7.79		$9.82	1,407
	12/31/2008	10.45	*	7.79	176

Wilshire Large Co. Growth Portfolio Investment	12/31/2009	$20.52		$27.25	421
	12/31/2008	30.04	*	20.52	7

Wilshire Large Co. Value Portfolio Investment	12/31/2009	$14.01		$13.05	1,059
	12/31/2008	14.01	*	10.23	14

40

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period

Wilshire Small Co. Value Portfolio Investment	12/31/2009	$11.08		$13.52	41
	12/31/2008	14.01	*	11.08	18

Wilshire VIT 2015 ETF Fund	12/31/2009	$8.28		$9.90	6,352
	12/31/2008	9.82	*	8.28	82

Wilshire VIT 2025 ETF Fund	12/31/2009	$7.89		$9.44	12,166
	12/31/2008	9.65	*	7.89	29

Wilshire VIT 2035 ETF Fund	12/31/2009	$7.38		$8.86	10,513
	12/31/2008	9.40	*	7.38	93

Wilshire VIT Balanced Fund	12/31/2009	$15.20		$17.82	834
	12/31/2008	18.19	*	15.20	11

Wilshire VIT Equity Fund	12/31/2009	$13.74		$16.87	755
	12/31/2008	18.64	*	13.74	11

Wilshire VIT Income Fund	12/31/2009	$11.51		$12.93	34
	12/31/2008	12.05	*	11.51	34

Wilshire VIT International Equity Fund	12/31/2009	$9.25		$12.03	1,622
	12/31/2008	14.00	*	9.25	14

Wilshire VIT Small Cap Growth Fund	12/31/2009	$8.68		$11.08	2,019
	12/31/2008	12.89	*	8.68	15

Wilshire VIT Socially Responsible Fund	12/31/2009	$9.39		$11.33	423
	12/31/2008	12.58	*	9.39	16

*	Inception price on date Underlying Fund was added to the Separate Account.

(1)	On and after May 1, 2008, Participants generally may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount. Additionally, if they were allocating Net Premium to the following Subaccount on that date, Participants may continue those allocations.

Goldman Sachs VIT Structured Small Cap Equity Fund

41

Appendix B: Guaranteed Minimum Death Benefit Examples

Example for Return of Premium with Interest Guaranteed Minimum Death Benefit (“Interest GMDB”)

Assume the following:

•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	There is a withdrawal on the 3rd Certificate anniversary of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	We are calculating the death benefit on the 5th Certificate anniversary. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The client has not yet attained age 81.
•	No other death benefit rider was selected.

The Interest GMDB value at issue is equal to the initial Net Premium.

$100,000

The Interest GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:

$100,000 × 1.053 = $115,763

The withdrawal adjustment is the withdrawal amount divided by the Participant Account Value immediately before the withdrawal and multiplied by the Interest GMDB value immediately before the withdrawal:

$25,000 ÷ $125,000 × $115,763 = $23,153

The Interest GMDB value immediately following the withdrawal is the Interest GMDB value immediately before the withdrawal less the withdrawal adjustment:

$115,763 – $23,153 = $92,610

The Interest GMDB value on the 5th Certificate anniversary is the Interest GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:

$92,610 × 1.052 = $102,103

The death benefit is the greatest of the Interest GMDB and the Participant Account Value.

Max [$102,103, $101,000] = $102,103

Example for Guaranteed Minimum Death Benefit — Step-Up with Return of Premium (“Step-Up GMDB”)

Assume the following:

•	There is an initial Net Premium of $100,000 and no subsequent premiums.

•	The Participant Account Value on the 1st Certificate Anniversary is $90,000.
•	The Participant Account Value on the 2nd Certificate Anniversary is $120,000.
•	There is a withdrawal during the 3rd Certificate Year of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	The Participant Account Value on the 3rd Certificate Anniversary is $105,000.
•	We are calculating the death benefit during the 4th Certificate Year. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The client has not yet attained age 81.
•	No other death benefit rider was selected.

The Step-Up Anniversary Value for the 1st Certificate Anniversary projected to the date of death is the Participant Account Value on the 1st Certificate Anniversary less an adjustment for the subsequent withdrawal:

$90,000 – ($25,000 ÷ $125,000 × $90,000) = $72,000

The Step-Up Anniversary Value for the 2nd Certificate Anniversary projected to the date of death is the Participant Account Value on the 2nd Certificate Anniversary less an adjustment for the subsequent withdrawal:

$120,000 – ($25,000 ÷ $125,000 × $120,000) = $96,000

The Step-Up Anniversary Value for the 3rd Certificate Anniversary projected to the date of death is the Participant Account Value on the 3rd Certificate Anniversary:

$105,000

42

The Step-Up GMDB is equal to the maximum of these values:

Max [$72,000, $96,000, $105,000] = $105,000

The Return of Premium Death Benefit at the date of death is the initial Net Premium less a withdrawal adjustment:

$100,000 – ($25,000 ÷ $125,000 × $100,000) = $80,000

The death benefit is the greatest of the Step-Up GMDB, the Return of Premium Death Benefit, and the Participant Account Value.

Max [$105,000, $80,000, $101,000] = $105,000

43

May 1, 2010
STATEMENT OF ADDITIONAL INFORMATION
HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Flexible Premium Qualified
Variable Deferred Group Annuity Contract
Horace Mann Life Insurance Company
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for the qualified variable deferred group annuity contract (“Group Contract”) dated May 1, 2010. Copies of the prospectus for the Group Contract (and the Certificates thereunder) may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectus for the Group Contract (and the Certificates thereunder) sets forth information that a prospective investor should know before investing in a Certificate. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectus for the Group Contract (and the Certificates thereunder).
May 1, 2010

GENERAL INFORMATION AND HISTORY
          Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (the “Separate Account”). HMLIC is a wholly- owned subsidiary of Allegiance Life Insurance Company, which engages in the business of insurance. HMLIC is an indirect, wholly- owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly- held insurance holding company traded on the New York Stock Exchange.
ADDITIONAL CONDENSED FINANCIAL INFORMATION
     The following schedule includes Accumulation Unit Values for the periods indicated. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.
The Separate Account was established in 2006 but not funded until January 2, 2008. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. An Accumulation Unit Value is the unit we use to calculate the value of your interest in a Subaccount.
The tables below show two sets of Accumulation Unit Values that reflect the other levels of annual expenses available under the Group Contract. The information for the Accumulation Unit Values reflecting the highest and lowest levels of annual expenses available under the Group Contract can be found in Appendix A of the prospectus for the Group Contract.

0.85 M & E

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
AllianceBernstein VPS Large Cap Growth Portfolio	12/31/2009	17.99	$24.48	3,646
	12/31/2008	27.24	17.99	1,571

AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio	12/31/2009	$9.86	$13.96	885
	12/31/2008	14.76	9.86	24

AllianceBernstein VPS Fund, Inc Small Cap Growth Portfolio	12/31/2009	$8.24	$11.56	412
	12/31/2008	13.41	8.24	78

Ariel Fund®(4)	12/31/2009	$23.96	$38.89	380
	12/31/2008	38.68	23.96	21

Davis Value Portfolio	12/31/2009	$8.62	11.23	11,728
	12/31/2008	13.16	8.62	1,634

Delaware VIP Growth Opportunities Service Class	12/31/2009	$10.96	$15.81	125
	12/31/2008	17.30	10.96	28

Delaware VIP REIT Series (Service Class)	12/31/2009	$6.60	$8.07	8,039
	12/31/2007	10.19	6.60	1,088

Delaware VIP Trend Series Service Class	12/31/2009	$16.19	$24.81	639
	12/31/2008	26.97	16.19	313

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio- Service Shares(3)	12/31/2009	$10.32	$12.81	2,364
	12/31/2008	14.28	10.32	307

Fidelity VIP Growth Portfolio	12/31/2009	$23.48	$29.82	3,450
	12/31/2008	40.73	23.48	536

Fidelity VIP Growth & Income Portfolio	12/31/2009	$8.75	$11.04	3,370
	12/31/2008	13.68	8.75	158

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
Fidelity VIP High Income Portfolio	12/31/2009	$4.38	$6.25	4007
	12/31/2008	5.90	4.38	651

Fidelity VIP Index 500 Portfolio	12/31/2009	$101.74	$127.52	2,014
	12/31/2008	145.47	101.74	192

Fidelity VIP Investment Grade Bond Portfolio	12/31/2009	$11.58	$13.28	3,957
	12/31/2008	11.98	11.58	346

Fidelity VIP Mid Cap Portfolio	12/31/2009	$18.07	$25.07	2,618
	12/31/2008	28.27	18.07	695

Fidelity VIP Overseas Portfolio	12/31/2009	$12.50	$15.66	12,211
	12/31/2008	20.13	12.50	1,698

Neuberger Berman Genesis Fund(4)	12/31/2009	$19.23	$24.03	1,875
	12/31/2008	30.27	19.23	354

Putnam VT Vista Fund	12/31/2009	$8.30	$11.42	153
	12/31/2008	14.58	8.30	24

Rainier Small/Mid Cap Equity Portfolio(4)	12/31/2009	$20.11	$25.91	3,347
	12/31/2008	36.19	20.11	435

Royce Capital Fund Small Cap Portfolio	12/31/2009	$7.22	$9.70	6,674
	12/31/2008	10.32	7.22	1,279

T. Rowe Price Equity Income Portfolio VIP II	12/31/2009	$14.47	$17.99	1,589
	12/31/2008	20.21	14.47	316

T. Rowe Price Prime Reserve Portfolio	12/31/2009	$1.00	$1.00	518
	12/31/2008	1.00	1.00	180

Wells Fargo Advantage Discovery Fund (formerly Strong Mid Cap)	12/31/2009	$11.17	$15.56	2,402
	12/31/2008	19.91	11.17	207

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
Wilshire 5000 Index Portfolio Investment(1)(4)	12/31/2009	$7.78	$9.81	1,892
	12/31/2008	11.30	7.78	1005

Wilshire Large Co. Growth Portfolio Investment(1)(4)	12/31/2009	$20.51	$27.20	364
	12/31/2008	32.21	20.51	54

Wilshire Large Co. Value Portfolio Investment(1)(4)	12/31/2009	$10.21	$13.02	4,469
	12/31/2008	15.46	10.21	2404

Wilshire Small Co. Value Portfolio Investment(1)(4)	12/31/2009	$11.07	$13.51	224
	12/31/2008	15.24	11.07	44

Wilshire VIT 2015 Moderate Fund	12/31/2009	$8.27	$9.89	2,337
	12/31/2008	10.26	8.27	305

Wilshire VIT 2025 Moderate Fund	12/31/2009	$7.88	9.43	4,052
	12/31/2008	10.18	7.88	617

Wilshire VIT 2035 Moderate Fund	12/31/2009	$7.37	$8.85	11,726
	12/31/2008	10.18	7.37	2,256

Wilshire VIT Balanced Fund	12/31/2009	15.19	$17.80	521
	12/31/2008	19.22	15.19	11

Wilshire VIT Equity Fund	12/31/2009	$13.70	$16.81	1,532
	12/31/2008	20.53	13.70	11

Wilshire VIT Income Fund	12/31/2009	$11.52	$12.94	941
	12/31/2008	12.01	11.52	106

Wilshire VIT International Equity Fund	12/31/2009	$9.23	$12.01	6,479
	12/31/2008	14.96	9.23	2917

Wilshire VIT Small Cap Growth Fund	12/31/2009	$8.67	$11.07	771
	12/31/2008	13.69	8.67	154

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
Wilshire VIT Socially Responsible Fund	12/31/2009	$9.37	$11.31	2,093
	12/31/2008	13.75	9.37	89

0.95 M & E

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
AllianceBernstein VPS Large Cap Growth Portfolio	12/31/2009	$17.84	$24.25	2,868
	12/31/2008	29.59	17.84	745

AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio	12/31/2009	$10.81	$15.29	1,300
	12/31/2008	16.76	10.81	285

AllianceBernstein VPS Fund, Inc Small Cap Growth Portfolio	12/31/2009	$8.22	$11.52	339
	12/31/2008	14.95	8.22	61

Ariel Fund®(4)	12/31/2009	$23.78	$38.53	770
	12/31/2008	45.64	23.78	143

Davis Value Portfolio	12/31/2009	$8.54	$11.11	35,965
	12/31/2008	14.28	8.54	4,028

Delaware VIP Growth Opportunities Service Class	12/31/2009	$12.35	$17.77	516
	12/31/2008	20.77	12.35	44

Delaware VIP REIT Series (Service Class)	12/31/2009	$6.59	$8.05	22,819
	12/31/2008	10.86	6.59	3,025

Delaware VIP Trend Series Service Class	12/31/2009	$19.92	$30.50	1,208
	12/31/2008	37.42	19.92	114

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio- Service Shares(3)	12/31/2009	$10.28	$12.74	4,858
	12/31/2008	14.66	10.28	245

Fidelity VIP Growth Portfolio	12/31/2009	$23.29	$29.55	20,976
	12/31/2008	44.09	23.29	4,119

Fidelity VIP Growth & Income Portfolio	12/31/2009	$9.64	$12.14	10,005
	12/31/2008	16.54	9.64	797

Fidelity VIP High Income Portfolio	12/31/2009	$4.35	$6.19	9,234
	12/31/2008	5.88	4.35	2,207

Fidelity VIP Index 500 Portfolio	12/31/2009	$102.18	$127.94	3,405
	12/31/2008	160.48	102.18	529

Fidelity VIP Investment Grade Bond Portfolio	12/31/2009	$12.00	$13.73	7,668
	12/31/2008	12.62	12.00	1,268

Fidelity VIP Mid Cap Portfolio	12/31/2009	$21.28	$29.48	7,328
	12/31/2008	35.48	21.28	2,094

Fidelity VIP Overseas Portfolio	12/31/2009	$13.96	$17.46	33,647
	12/31/2008	25.04	13.96	4,352

Goldman Sachs VIT Structured Small Cap Equity Fund(5)	12/31/2009	$6.99	$8.88	21
	12/31/2008	10.53	6.99	21

Neuberger Berman Genesis Fund(4)	12/31/2009	$19.09	$23.82	9,781
	12/31/2008	28.63	19.09	5,011

Putnam VT Vista Fund	12/31/2009	$8.22	$11.30	166
	12/31/2008	15.08	8.22	31

Rainier Small/Mid Cap Equity Portfolio(4)	12/31/2009	$19.97	$25.71	8,438
	12/31/2008	38.994	19.97	869

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
Royce Capital Fund Small Cap Portfolio	12/31/2009	$7.18	$9.63	23,471
	12/31/2008	9.88	7.18	2,574

T. Rowe Price Equity Income Portfolio VIP II	12/31/2009	$14.92	$18.53	3,644
	12/31/2008	23.33	14.92	627

T. Rowe Price Prime Reserve Portfolio	12/31/2009	$1.02	$1.01	13,514
	12/31/2008	1.00	1.02	1,494

Wells Fargo Advantage Discovery Fund (formerly Strong Mid Cap)	12/31/2009	$11.09	$15.43	10,419
	12/31/2008	19.85	11.09	4,035

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
Wilshire 5000 Index Portfolio Investment(1)(4)	12/31/2009	$7.73	$9.73	6,630
	12/31/2008	12.24	7.73	3,219

Wilshire Large Co. Growth Portfolio Investment(1)(4)	12/31/2009	$20.26	$26.85	332
	12/31/2008	34.86	20.26	46

Wilshire Large Co. Value Portfolio Investment(1)(4)	12/31/2009	$10.13	$12.91	1,334
	12/31/2008	17.24	10.13	189

Wilshire Small Co. Value Portfolio Investment(1)(4)	12/31/2009	$10.95	$13.33	238
	12/31/2008	16.23	10.95	33

Wilshire VIT 2015 Moderate Fund	12/31/2009	$8.24	$9.82	39,403
	12/31/2008	10.91	8.24	14,555

Wilshire VIT 2025 Moderate Fund	12/31/2009	$7.85	$9.38	46,064
	12/31/2008	10.94	7.85	6,705

Wilshire VIT 2035 Moderate Fund	12/31/2009	$7.34	$8.79	66,581
	12/31/2008	10.96	7.34	10,937

Wilshire VIT Balanced Fund	12/31/2009	$15.08	$17.65	4,655
	12/31/2008	20.62	15.08	623

Wilshire VIT Equity Fund	12/31/2009	$13.61	$16.67	796
	12/31/2008	22.65	13.61	135

Wilshire VIT Income Fund	12/31/2009	$11.42	$12.81	1,531
	12/31/2008	12.36	11.42	431

Wilshire VIT International Equity Fund	12/31/2009	$9.15	$11.89	2,960
	12/31/2008	16.70	9.15	764

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
Wilshire VIT Small Cap Growth Fund	12/31/2009	$8.62	$10.99	664
	12/31/2008	15.94	8.62	243

Wilshire VIT Socially Responsible Fund	12/31/2009	$9.31	$11.21	1,493
	12/31/2008	15.50	9.31	267

1.05 M & E

		Accumulation		Accumulation	Accumulation
		Unit Value		Unit	Units
	Year	Beginning of		Value End of	Outstanding End
Subaccount	Ended	Period		Period	of Period
AllianceBernstein VPS Large Cap	12/31/2009	$17.95		$24.43	8
Growth Portfolio	12/31/2008	25.05	*	17.95	8
AllianceBernstein VPS Small/Mid Cap Value Portfolio	12/31/2009	$9.82		$13.88	71
	12/31/2008	13.34	*	9.82	15
AllianceBernstein VPS Small Cap Growth Portfolio	12/31/2009	$8.22		$11.54	16
	12/31/2008	12.65	*	8.22	16
Ariel Fund®	12/31/2009	$23.90		$38.65	6
	12/31/2008	34.34	*	23.90	6
Davis Value Portfolio	12/31/2009	$8.59		$11.16	2,357
	12/31/2008	12.00	*	8.59	19
Delaware VIP Growth Opportunities Service Class	12/31/2009	$10.93		$15.75	12
	12/31/2008	16.26	*	10.93	12
Delaware VIP REIT Series (Service Class)	12/31/2009	$6.59		$8.06	1,202
	12/31/2008	9.24	*	6.59	23
Delaware VIP Trend Series Service Class	12/31/2009	$16.18		$24.79	72
	12/31/2008	25.64	*	16.18	8
Dreyfus Investment Portfolios: Small Cap Stock	12/31/2009	$10.30		$12.77	409
Index Portfolio-Service Shares	12/31/2008	13.26	*	10.30	18
Fidelity VIP Growth Portfolio	12/31/2009	$23.42		$29.67	866
	12/31/2008	37.70	*	23.42	6
Fidelity VIP Growth & Income Portfolio	12/31/2009	$8.74		$10.99	210
	12/31/2008	12.55	*	8.74	16
Fidelity VIP High Income Portfolio	12/31/2009	$4.38		$6.23	69
	12/31/2008	5.78	*	4.38	35
Fidelity VIP Index 500 Portfolio	12/31/2009	$101.09		$127.24	9
	12/31/2008	134.60	*	101.09	736
Fidelity VIP Investment Grade Bond Portfolio	12/31/2009	$11.53		$13.19	1,379
	12/31/2008	12.11	*	11.53	17
Fidelity VIP Mid Cap Portfolio	12/31/2009	$18.09		$25.06	8
	12/31/2008	26.96	*	18.09	8
Fidelity VIP Overseas Portfolio	12/31/2009	$12.48		$15.61	1537
	12/31/2008	18.72	*	12.48	8

		Accumulation		Accumulation	Accumulation
		Unit Value		Unit	Units
	Year	Beginning of		Value End of	Outstanding End
Subaccount	Ended	Period		Period	of Period
Neuberger Berman Genesis Fund	12/31/2009	$19.20		$24.10	7
	12/31/2008	28.44	*	19.20	7
Putnam VT Vista Fund	12/31/2009	$8.27		$11.44	15
	12/31/2008	13.61	*	8.27	15
Rainier Small/Mid Cap Equity Portfolio	12/31/2009	$20.07		$25.89	260
	12/31/2008	33.14	*	20.07	6
Royce Capital Fund Small Cap Portfolio	12/31/2009	$7.22		$9.68	672
	12/31/2008	9.86	*	7.22	3
T. Rowe Price Equity Income Portfolio VIP II	12/31/2009	$14.44		$17.93	11
	12/31/2008	18.34	*	14.44	11
T. Rowe Price Prime Reserve Portfolio	12/31/2009	$1.00		$0.99	202
	12/31/2008	1.00	*	1.00	202
Wells Fargo Advantage Discovery Fund (formerly Strong Mid Cap)	12/31/2009	$11.15		$15.48	124
	12/31/2008	18.58	*	11.15	11
Wilshire 5000 Index Portfolio Investment	12/31/2009	$7.77		$9.79	19
	12/31/2008	10.45	*	7.77	19
Wilshire Large Co. Growth Portfolio Investment	12/31/2009	$20.45		$27.14	7
	12/31/2008	30.04	*	20.45	7
Wilshire Large Co. Value Portfolio Investment	12/31/2009	$10.19		$12.97	15
	12/31/2008	14.01	*	10.19	14
Wilshire Small Co. Value Portfolio Investment	12/31/2009	$11.03		$13.41	15
	12/31/2008	14.01	*	11.03	14
Wilshire VIT 2015 ETF Fund	12/31/2009	$8.25		$9.84	259
	12/31/2008	9.82	*	8.25	84
Wilshire VIT 2025 ETF Fund	12/31/2009	$7.88		$9.40	132
	12/31/2008	9.65	*	7.88	21
Wilshire VIT 2035 ETF Fund	12/31/2009	$7.36		$8.82	1452
	12/31/2008	9.40	*	7.36	49
Wilshire VIT Balanced Fund	12/31/2009	$15.13		$17.69	750
	12/31/2008	18.19	*	15.13	178
Wilshire VIT Equity Fund	12/31/2009	$13.39		$16.78	11
	12/31/2008	18.64	*	13.39	11
Wilshire VIT Income Fund	12/31/2009	$11.43		$12.82	35
	12/31/2008	12.05	*	11.43	35
Wilshire VIT International Equity Fund	12/31/2009	$9.21		$12.00	14
	12/31/2008	14.00	*	9.21	14.

		Accumulation	Accumulation	Accumulation
		Unit Value	Unit	Units
	Year	Beginning of	Value End of	Outstanding End
Subaccount	Ended	Period	Period	of Period
Wilshire VIT Small Cap Growth Fund	12/31/2009	$8.65	$11.06	16
	12/31/2008	12.89 *	8.65	16
Wilshire VIT Socially Responsible Fund	12/31/2009	$9.36	$11.29	16
	12/31/2008	12.58 *	9.36	16
UNDERWRITER
HMLIC offers and sells the Group Contracts and Certificates thereunder on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the Group Contracts/Certificates. The Group Contracts/Certificates also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Group Contracts/Certificates to its registered representatives and to other selling firms for their sales of the Group Contracts/Certificates.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account as of December 31, 2009, for the periods disclosed in the financial statements, and those financial statements and schedules of Horace Mann Life Insurance Company as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 303 East Wacker Drive, Chicago, Illinois 60601.
The KPMG LLP report dated April 23, 2010, of HMLIC includes explanatory language that states that HMLIC prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation—Division of Insurance, which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with accounting principles generally accepted in the United States of America, and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices.

FINANCIAL STATEMENTS
Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Group Contracts and Certificates thereunder.

Report of Independent Registered Public Accounting Firm
The Contract Owners
Horace Mann Life Insurance Company Qualified Group Annuity Separate Account
    and
The Board of Directors and Stockholder
Horace Mann Life Insurance Company:
We have audited the accompanying statements of net assets for each of the sub-accounts, listed in Note 1, comprising the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (the Account) as of December 31, 2009, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlight presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the third party administrator of the underlying sub-accounts. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the respective sub-accounts for the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account as of December 31, 2009, and the results of its operations for the year then ended, the changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG LLP
Chicago, Illinois
April 23, 2010

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2009

		ALLIANCEBERNSTEIN	ALLIANCEBERNSTEIN			DELAWARE
	ALLIANCEBERNSTEIN	VPS SMALL/MID	VPS SMALL		DAVIS	VIP GROWTH	DELAWARE
	VPS LARGE CAP	CAP VALUE	CAP GROWTH	ARIEL	VALUE	OPPORTUNITIES	VIP REIT	DELAWARE VIP
	GROWTH PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO	SERIES	SERIES	TREND SERIES

ASSETS
Investments at market value	$330,385	$46,200	$20,885	$56,304	$656,203	$20,018	$314,773	$78,617

TOTAL ASSETS	$330,385	$46,200	$20,885	$56,304	$656,203	$20,018	$314,773	$78,617

NET ASSETS
Net Assets (Indefinite units authorized)
Active Contract Owners	330,385	46,200	20,885	56,304	656,203	20,018	314,773	78,617

TOTAL NET ASSETS	$330,385	$46,200	$20,885	$56,304	$656,203	$20,018	$314,773	$78,617

Total Units	13,506	3,184	1,807	1,455	58,840	1,201	39,049	2,887

INVESTMENTS
Cost of investments	$273,130	$36,439	$17,926	$42,873	$531,682	$17,526	$241,168	$60,037
Unrealized appreciation (depreciation) on investments	$57,255	$9,761	$2,959	$13,431	$124,521	$2,492	$73,605	$18,580

Number of shares in underlying mutual funds	13,365	3,458	1,789	1,460	61,042	1,257	40,564	3,136

Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	6,977	916	1,027	295	8,776	538	6,971	963
M&E Rate .0085	3,646	885	412	380	11,728	125	8,039	639
M&E Rate .0095	2,868	1,300	339	770	35,965	516	22,819	1,208
M&E Rate .0105	8	71	16	6	2,357	12	1,202	72
M&E Rate .0125	7	12	13	4	14	10	18	5

Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$24.54	$13.96	$11.57	$38.91	$11.24	$15.80	$8.09	$24.89
M&E Rate .0085	$24.48	$13.96	$11.56	$38.89	$11.23	$15.81	$8.07	$24.81
M&E Rate .0095	$24.25	$15.29	$11.52	$38.53	$11.11	$17.77	$8.05	$30.50
M&E Rate .0105	$24.43	$13.88	$11.54	$38.65	$11.16	$15.75	$8.06	$24.79
M&E Rate .0125	$24.17	$15.20	$11.41	$38.00	$11.06	$17.70	$8.05	$30.35
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2009

			FIDELITY	FIDELITY		FIDELITY
	DREYFUS SMALL	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY	VIP INVESTMENT	FIDELITY	FIDELITY
	CAP STOCK INDEX	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500	GRADE BOND	VIP MID CAP	VIP OVERSEAS
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

ASSETS
Investments at market value	$112,613	$1,027,398	$165,248	$85,273	$953,311	$245,101	$299,262	$1,102,294

TOTAL ASSETS	$112,613	$1,027,398	$165,248	$85,273	$953,311	$245,101	$299,262	$1,102,294

NET ASSETS
Net Assets (Indefinite units authorized)
Active Contract Owners	112,613	1,027,398	165,248	85,273	953,311	245,101	299,262	1,102,294

TOTAL NET ASSETS	$112,613	$1,027,398	$165,248	$85,273	$953,311	$245,101	$299,262	$1,102,294

Total Units	8,814	34,621	13,968	13,731	7,465	18,192	10,644	66,485

INVESTMENTS
Cost of investments	$95,288	$859,117	$140,750	$81,040	$815,736	$238,101	$241,903	$927,909
Unrealized appreciation (depreciation) on investments	$17,325	$168,281	$24,498	$4,233	$137,575	$7,000	$57,359	$174,385

Number of shares in underlying mutual funds	11,550	34,534	15,160	16,462	8,031	19,992	11,923	73,880

Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	1,170	9,321	371	379	2,036	5,172	682	19,079
M&E Rate .0085	2,364	3,450	3,370	4,007	2,014	3,957	2,618	12,211
M&E Rate .0095	4,858	20,976	10,005	9,234	3,405	7,668	7,328	33,647
M&E Rate .0105	409	866	210	69	9	1,379	8	1,537
M&E Rate .0125	13	8	12	42	1	16	8	11

Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$12.84	$29.91	$11.06	$6.27	$127.49	$13.32	$25.16	$15.68
M&E Rate .0085	$12.81	$29.82	$11.04	$6.25	$127.52	$13.28	$25.07	$15.66
M&E Rate .0095	$12.74	$29.55	$12.14	$6.19	$127.94	$13.73	$29.48	$17.46
M&E Rate .0105	$12.77	$29.67	$10.99	$6.23	$127.24	$13.19	$25.06	$15.61
M&E Rate .0125	$12.68	$29.38	$12.12	$6.13	$127.75	$13.55	$29.47	$17.43
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2009

	GOLDMAN SACHS	NEUBERGER		RAINIER	ROYCE CAPITAL		T. ROWE PRICE	WELLS FARGO
	VIT STRUCTURED	BERMAN	PUTNAM	SMALL/MID CAP	FUND	T. ROWE PRICE	PRIME	ADVANTAGE VT
	SMALL CAP EQUITY	GENESIS	VT VISTA	EQUITY	SMALL CAP	EQUITY INCOME	RESERVE	DISCOVERY
	FUND	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO VIP II	PORTFOLIO	FUND

ASSETS
Investments at market value	$358	$317,565	$4,936	$453,095	$414,483	$233,884	$66,842	$238,236

TOTAL ASSETS	$358	$317,565	$4,936	$453,095	$414,483	$233,884	$66,842	$238,236

NET ASSETS
Net Assets (Indefinite units authorized)
Active Contract Owners	358	317,565	4,936	453,095	414,483	233,884	66,842	238,236

TOTAL NET ASSETS	$358	$317,565	$4,936	$453,095	$414,483	$233,884	$66,842	$238,236

Total Units	40	13,298	434	17,536	42,889	12,871	66,336	15,399

INVESTMENTS
Cost of investments	$419	$260,609	$4,417	$371,432	$339,623	$199,828	$66,842	$179,117
Unrealized appreciation (depreciation) on investments	$(61)	$56,956	$519	$81,663	$74,860	$34,056	$—	$59,119

Number of shares in underlying mutual funds	40	13,922	428	17,320	47,751	13,281	66,842	15,174

Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	—	1,626	87	5,486	12,052	7,614	51,579	2,444
M&E Rate .0085	—	1,875	153	3,347	6,674	1,589	518	2,402
M&E Rate .0095	21	9,781	166	8,438	23,471	3,644	13,514	10,419
M&E Rate .0105	—	7	15	260	672	11	202	124
M&E Rate .0125	19	9	13	5	20	13	523	10

Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$—	$24.08	$11.44	$25.99	$9.72	$18.04	$1.01	$15.57
M&E Rate .0085	$—	$24.03	$11.42	$25.91	$9.70	$17.99	$1.00	$15.56
M&E Rate .0095	$8.88	$23.82	$11.30	$25.71	$9.63	$18.53	$1.01	$15.43
M&E Rate .0105	$—	$24.10	$11.44	$25.89	$9.68	$17.93	$0.99	$15.48
M&E Rate .0125	$8.80	$23.81	$11.27	$25.58	$9.54	$18.52	$1.01	$15.37
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2009

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	5000 INDEX	LARGE CO. GROWTH	LARGE CO. VALUE	SMALL CO. VALUE	VIT 2015	VIT 2025	VIT 2035
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	ETF	ETF	ETF
	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT	FUND	FUND	FUND

ASSETS
Investments at market value	$97,292	$30,650	$89,603	$7,113	$476,342	$595,330	$795,602

TOTAL ASSETS	$97,292	$30,650	$89,603	$7,113	$476,342	$595,330	$795,602

NET ASSETS
Net Assets (Indefinite units authorized)
Active Contract Owners	97,292	30,650	89,603	7,113	476,342	595,330	795,602

TOTAL NET ASSETS	$97,292	$30,650	$89,603	$7,113	$476,342	$595,330	$795,602

Total Units	9,971	1,130	6,890	530	48,427	63,399	90,307

INVESTMENTS
Cost of investments	$82,403	$25,799	$73,452	$6,329	$430,796	$540,565	$690,271
Unrealized appreciation (depreciation) on investments	$14,889	$4,851	$16,151	$784	$45,546	$54,765	$105,331

Number of shares in underlying mutual funds	10,124	1,140	7,011	534	50,891	66,891	93,162
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	1,407	421	1,059	41	6,352	12,166	10,513
M&E Rate .0085	1,892	364	4,469	224	2,337	4,052	11,726
M&E Rate .0095	6,630	332	1,334	238	39,403	46,064	66,581
M&E Rate .0105	19	7	15	15	259	132	1,452
M&E Rate .0125	23	6	13	12	76	985	35

Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$9.82	$27.25	$13.05	$13.52	$9.90	$9.44	$8.86
M&E Rate .0085	$9.81	$27.20	$13.02	$13.51	$9.89	$9.43	$8.85
M&E Rate .0095	$9.73	$26.85	$12.91	$13.33	$9.82	$9.38	$8.79
M&E Rate .0105	$9.79	$27.14	$12.97	$13.41	$9.84	$9.40	$8.82
M&E Rate .0125	$9.68	$26.70	$12.82	$13.25	$9.72	$9.30	$8.72
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2009

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	WILSHIRE	WILSHIRE
	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	VIT SMALL CAP	VIT SOCIALLY
	FUND	FUND	FUND	EQUITY FUND	GROWTH FUND	RESPONSIBLE FUND

ASSETS
Investments at market value	$119,752	$52,100	$33,156	$132,853	$38,523	$45,531

TOTAL ASSETS	$119,752	$52,100	$33,156	$132,853	$38,523	$45,531

NET ASSETS
Net Assets (Indefinite units authorized)
Active Contract Owners	119,752	52,100	33,156	132,853	38,523	45,531

TOTAL NET ASSETS	$119,752	$52,100	$33,156	$132,853	$38,523	$45,531

Total Units	6,771	3,104	2,579	11,088	3,484	4,039

INVESTMENTS
Cost of investments	$112,460	$45,392	$32,853	$110,861	$33,141	$39,833
Unrealized appreciation (depreciation) on investments	$7,292	$6,708	$303	$21,992	$5,382	$5,698

Number of shares in underlying mutual funds	8,141	3,154	2,886	11,383	3,449	4,548

Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	834	755	34	1,622	2,019	423
M&E Rate .0085	521	1,532	941	6,479	771	2,093
M&E Rate .0095	4,655	796	1,531	2,960	664	1,493
M&E Rate .0105	750	11	35	14	16	16
M&E Rate .0125	11	10	38	13	14	14

Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$17.82	$16.87	$12.93	$12.03	$11.08	$11.33
M&E Rate .0085	$17.80	$16.81	$12.94	$12.01	$11.07	$11.31
M&E Rate .0095	$17.65	$16.67	$12.81	$11.89	$10.99	$11.21
M&E Rate .0105	$17.69	$16.78	$12.82	$12.00	$11.06	$11.29
M&E Rate .0125	$17.39	$16.61	$12.68	$11.81	$10.91	$11.14
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For The Year Ended December 31, 2009

		ALLIANCEBERNSTEIN	ALLIANCEBERNSTEIN			DELAWARE
	ALLIANCEBERNSTEIN	VPS SMALL/MID	VPS SMALL		DAVIS	VIP GROWTH	DELAWARE
	VPS LARGE CAP	CAP VALUE	CAP GROWTH	ARIEL	VALUE	OPPORTUNITIES	VIP REIT	DELAWARE VIP
	GROWTH PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO	SERIES	SERIES	TREND SERIES

INVESTMENT INCOME

Dividend income distribution	$—	$188	$—	$9	$5,065	$—	$4,129	$—

Investment Income	—	188	—	9	5,065	—	4,129	—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital gain distribution	—	991	—	—	—	—	—	—

Net realized gain (loss) on investments	(32)	(396)	(93)	(190)	(1,759)	(56)	(1,615)	61

Net unrealized appreciation (depreciation) on investments	57,245	10,344	3,422	14,557	127,580	2,938	74,458	18,750

Net gain (loss) on investments	57,213	10,939	3,329	14,367	125,821	2,882	72,843	18,811

EXPENSES
Mortality and expense risk charge (Note 3)	(1,181)	(192)	(66)	(197)	(2,822)	(59)	(1,228)	(303)

Total Expenses	(1,181)	(192)	(66)	(197)	(2,822)	(59)	(1,228)	(303)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,032	$10,935	$3,263	$14,179	$128,064	$2,823	$75,744	$18,508
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For The Year Ended December 31, 2009

			FIDELITY	FIDELITY		FIDELITY
	DREYFUS SMALL	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY	VIP INVESTMENT	FIDELITY	FIDELITY
	CAP STOCK INDEX	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500	GRADE BOND	VIP MID CAP	VIP OVERSEAS
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

INVESTMENT INCOME

Dividend income distribution	$581	$1,640	$1,135	$5,826	$16,974	$9,662	$1,024	$17,730

Investment Income	581	1,640	1,135	5,826	16,974	9,662	1,024	17,730

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital gain distribution	3,939	691	—	—	2,431	647	1,296	1,895

Net realized gain (loss) on investments	(472)	975	(390)	(83)	1,859	46	(1,076)	(1,502)

Net unrealized appreciation (depreciation) on investments	17,415	172,515	25,367	8,040	144,095	6,859	57,013	178,047

Net gain (loss) on investments	20,882	174,181	24,977	7,957	148,385	7,552	57,233	178,440

EXPENSES
Mortality and expense risk charge (Note 3)	(452)	(4,299)	(689)	(358)	(3,784)	(1,054)	(1,370)	(4,495)

Total Expenses	(452)	(4,299)	(689)	(358)	(3,784)	(1,054)	(1,370)	(4,495)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,011	$171,522	$25,423	$13,425	$161,575	$16,160	$56,887	$191,675
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For The Year Ended December 31, 2009

	GOLDMAN SACHS	NEUBERGER		RAINIER	ROYCE CAPITAL		T. ROWE PRICE	WELLS FARGO
	VIT STRUCTURED	BERMAN	PUTNAM	SMALL/MID CAP	FUND	T. ROWE PRICE	PRIME	ADVANTAGE VT
	SMALL CAP EQUITY	GENESIS	VT VISTA	EQUITY	SMALL CAP	EQUITY INCOME	RESERVE	DISCOVERY
	FUND	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO VIP II	PORTFOLIO	FUND

INVESTMENT INCOME

Dividend income distribution	$4	$—	$—	$—	$—	$1,971	$57	$—

Investment Income	4	—	—	—	—	1,971	57	—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital gain distribution	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	(1)	(4,129)	(36)	(554)	1,053	(607)	—	(832)

Net unrealized appreciation (depreciation) on investments	74	64,106	947	83,209	77,060	36,481	—	55,061

Net gain (loss) on investments	73	59,977	911	82,655	78,113	35,874	—	54,229

EXPENSES
Mortality and expense risk charge (Note 3)	(2)	(1,734)	(18)	(1,803)	(1,569)	(823)	(232)	(1,140)

Total Expenses	(2)	(1,734)	(18)	(1,803)	(1,569)	(823)	(232)	(1,140)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$75	$58,243	$893	$80,852	$76,544	$37,022	$(175)	$53,089
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Operations

For The Year Ended December 31, 2009

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	5000 INDEX	LARGE CO. GROWTH	LARGE CO. VALUE	SMALL CO. VALUE	VIT 2015	VIT 2025	VIT 2035
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	ETF	ETF	ETF
	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT	FUND	FUND	FUND

INVESTMENT INCOME

Dividend income distribution	$1,313	$—	$653	$55	$13,910	$11,177	$7,776

Investment Income	1,313	—	653	55	13,910	11,177	7,776

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital gain distribution	—	—	—	—	551	782	654

Net realized gain (loss) on investments	435	140	(180)	(18)	(450)	(1,697)	(18,256)

Net unrealized appreciation (depreciation) on investments	16,817	5,387	16,426	1,035	50,156	62,854	121,309

Net gain (loss) on investments	17,252	5,527	16,246	1,017	50,257	61,939	103,707

EXPENSES
Mortality and expense risk charge (Note 3)	(514)	(122)	(422)	(27)	(2,461)	(2,509)	(3,518)

Total Expenses	(514)	(122)	(422)	(27)	(2,461)	(2,509)	(3,518)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,051	$5,405	$16,477	$1,045	$61,706	$70,607	$107,965
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Operations

For The Year Ended December 31, 2009

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	WILSHIRE	WILSHIRE
	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	VIT SMALL CAP	VIT SOCIALLY
	FUND	FUND	FUND	EQUITY FUND	GROWTH FUND	RESPONSIBLE FUND

INVESTMENT INCOME

Dividend income distribution	$3,857	$592	$1,511	$2,101	$—	$818

Investment Income	3,857	592	1,511	2,101	—	818

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital gain distribution	—	—	—	—	—	—

Net realized gain (loss) on investments	3	(36)	(7)	(932)	(219)	1,204

Net unrealized appreciation (depreciation) on investments	10,016	7,186	822	23,966	6,426	7,305

Net gain (loss) on investments	10,019	7,150	815	23,034	6,207	8,509

EXPENSES
Mortality and expense risk charge (Note 3)	(518)	(203)	(159)	(612)	(143)	(231)

Total Expenses	(518)	(203)	(159)	(612)	(143)	(231)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,358	$7,539	$2,167	$24,523	$6,064	$9,096
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year Ended December 31, 2009

		ALLIANCEBERNSTEIN	ALLIANCEBERNSTEIN			DELAWARE
	ALLIANCEBERNSTEIN	VPS SMALL/MID	VPS SMALL		DAVIS	VIP GROWTH	DELAWARE
	VPS LARGE CAP	CAP VALUE	CAP GROWTH	ARIEL	VALUE	OPPORTUNITIES	VIP REIT	DELAWARE VIP
	GROWTH PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO	SERIES	SERIES	TREND SERIES

OPERATIONS
Investment Income	$—	$188	$—	$9	$5,065	$—	$4,129	$—
Capital gain distribution	—	991	—	—	—	—	—	—
Net realized gain (loss) on investments	(32)	(396)	(93)	(190)	(1,759)	(56)	(1,615)	61
Net unrealized appreciation (depreciation) on investments	57,245	10,344	3,422	14,557	127,580	2,938	74,458	18,750
Mortality and expense risk charge (Note 3)	(1,181)	(192)	(66)	(197)	(2,822)	(59)	(1,228)	(303)

Net increase (decrease) in net assets resulting from operations	56,032	10,935	3,263	14,179	128,064	2,823	75,744	18,508

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	233,478	31,250	15,986	32,002	478,610	15,892	216,738	46,964
Net transfer from (to) fixed accumulation account	400	285	230	5,549	5,949	7	(2,763)	5,982
Transfers from (to) other Divisions	(66)	—	(86)	455	2,808	55	374	285
Payments to contract owners	—	—	—	—	(7,587)	—	(2,827)	(855)
Annual Maintenance charge (Note 3)	(1,442)	(25)	(25)	(175)	(575)	—	(25)	—
Surrender charges (Note 3)	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	232,370	31,510	16,105	37,831	479,205	15,954	211,497	52,376

TOTAL INCREASE (DECREASE) IN NET ASSETS	288,402	42,445	19,368	52,010	607,269	18,777	287,241	70,884

Net Assets:
Beginning of period	41,983	3,755	1,517	4,294	48,934	1,241	27,532	7,733

End of period	$330,385	$46,200	$20,885	$56,304	$656,203	$20,018	$314,773	$78,617

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year Ended December 31, 2009

			FIDELITY	FIDELITY		FIDELITY
	DREYFUS SMALL	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY	VIP INVESTMENT	FIDELITY	FIDELITY
	CAP STOCK INDEX	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500	GRADE BOND	VIP MID CAP	VIP OVERSEAS
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

OPERATIONS
Investment Income	$581	$1,640	$1,135	$5,826	$16,974	$9,662	$1,024	$17,730
Capital gain distribution	3,939	691	—	—	2,431	647	1,296	1,895
Net realized gain (loss) on investments	(472)	975	(390)	(83)	1,859	46	(1,076)	(1,502)
Net unrealized appreciation (depreciation) on investments	17,415	172,515	25,367	8,040	144,095	6,859	57,013	178,047
Mortality and expense risk charge (Note 3)	(452)	(4,299)	(689)	(358)	(3,784)	(1,054)	(1,370)	(4,495)

Net increase (decrease) in net assets resulting from operations	21,011	171,522	25,423	13,425	161,575	16,160	56,887	191,675

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	83,345	722,245	128,044	58,144	665,017	180,106	161,616	815,824
Net transfer from (to) fixed accumulation account	2,317	28,749	2,798	200	48,376	41,231	17,574	21,037
Transfers from (to) other Divisions	379	5,816	61	730	11,492	638	6,209	1,661
Payments to contract owners	(626)	(9,185)	(404)	—	(1,919)	(12,328)	(217)	(8,452)
Annual Maintenance charge (Note 3)	—	(657)	(322)	(150)	(6,350)	(500)	(757)	(1,837)
Surrender charges (Note 3)	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	85,415	746,968	130,177	58,924	716,616	209,147	184,425	828,233

TOTAL INCREASE (DECREASE) IN NET ASSETS	106,426	918,490	155,600	72,349	878,191	225,307	241,312	1,019,908

Net Assets:
Beginning of period	6,187	108,908	9,648	12,924	75,120	19,794	57,950	82,386

End of period	$112,613	$1,027,398	$165,248	$85,273	$953,311	$245,101	$299,262	$1,102,294

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year Ended December 31, 2009

	GOLDMAN SACHS	NEUBERGER		RAINIER	ROYCE CAPITAL		T. ROWE PRICE	WELLS FARGO
	VIT STRUCTURED	BERMAN	PUTNAM	SMALL/MID CAP	FUND	T. ROWE PRICE	PRIME	ADVANTAGE VT
	SMALL CAP EQUITY	GENESIS	VT VISTA	EQUITY	SMALL CAP	EQUITY INCOME	RESERVE	DISCOVERY
	FUND	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO VIP II	PORTFOLIO	FUND

OPERATIONS
Investment Income	$4	$—	$—	$—	$—	$1,971	$57	$—
Capital gain distribution	—	—	—	—	—	—	—	—
Net realized gain (loss) on investments	(1)	(4,129)	(36)	(554)	1,053	(607)	—	(832)
Net unrealized appreciation (depreciation) on investments	74	64,106	947	83,209	77,060	36,481	—	55,061
Mortality and expense risk charge (Note 3)	(2)	(1,734)	(18)	(1,803)	(1,569)	(823)	(232)	(1,140)

Net increase (decrease) in net assets resulting from operations	75	58,243	893	80,852	76,544	37,022	(175)	53,089

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	—	164,308	3,228	341,226	282,054	181,905	60,421	132,164
Net transfer from (to) fixed accumulation account	—	14,399	8	4,774	6,819	(280)	4,175	4,723
Transfers from (to) other Divisions	—	(22,617)	—	3,172	24,064	1,005	46	1,039
Payments to contract owners	—	(86)	—	(3,842)	(2,975)	—	(123)	(150)
Annual Maintenance charge (Note 3)	—	(50)	—	—	(200)	(150)	(25)	(50)
Surrender charges (Note 3)	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	—	155,954	3,236	345,330	309,762	182,480	64,494	137,726

TOTAL INCREASE (DECREASE) IN NET ASSETS	75	214,197	4,129	426,182	386,306	219,502	64,319	190,815

Net Assets:
Beginning of period	283	103,368	807	26,913	28,177	14,382	2,523	47,421

End of period	$358	$317,565	$4,936	$453,095	$414,483	$233,884	$66,842	$238,236

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year Ended December 31, 2009

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	5000 INDEX	LARGE CO. GROWTH	LARGE CO. VALUE	SMALL CO. VALUE	VIT 2015	VIT 2025	VIT 2035
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	ETF	ETF	ETF
	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT	FUND	FUND	FUND

OPERATIONS
Investment Income	$1,313	$—	$653	$55	$13,910	$11,177	$7,776
Capital gain distribution	—	—	—	—	551	782	654
Net realized gain (loss) on investments	435	140	(180)	(18)	(450)	(1,697)	(18,256)
Net unrealized appreciation (depreciation) on investments	16,817	5,387	16,426	1,035	50,156	62,854	121,309
Mortality and expense risk charge (Note 3)	(514)	(122)	(422)	(27)	(2,461)	(2,509)	(3,518)

Net increase (decrease) in net assets resulting from operations	18,051	5,405	16,477	1,045	61,706	70,607	107,965

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	44,138	24,240	42,059	4,599	289,260	463,319	538,589
Net transfer from (to) fixed accumulation account	5,453	(79)	4,855	123	2,304	7,451	57,858
Transfers from (to) other Divisions	(27)	—	—	—	19	(602)	—
Payments to contract owners	(4,509)	(1,192)	(37)	—	—	(2,993)	(2,481)
Annual Maintenance charge (Note 3)	(175)	(175)	(650)	—	(1,300)	(3,100)	(4,544)
Surrender charges (Note 3)	—	—	—	—	—	(27)	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	44,880	22,794	46,227	4,722	290,283	464,048	589,422

TOTAL INCREASE (DECREASE) IN NET ASSETS	62,931	28,199	62,704	5,767	351,989	534,655	697,387

Net Assets:
Beginning of period	34,361	2,451	26,899	1,346	124,353	60,675	98,215

End of period	$97,292	$30,650	$89,603	$7,113	$476,342	$595,330	$795,602

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	WILSHIRE	WILSHIRE
	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	VIT SMALL CAP	VIT SOCIALLY
	FUND	FUND	FUND	EQUITY FUND	GROWTH FUND	RESPONSIBLE FUND

OPERATIONS
Investment Income	$3,857	$592	$1,511	$2,101	$—	$818
Capital gain distribution	—	—	—	—	—	—
Net realized gain (loss) on investments	3	(36)	(7)	(932)	(219)	1,204
Net unrealized appreciation (depreciation) on investments	10,016	7,186	822	23,966	6,426	7,305
Mortality and expense risk charge (Note 3)	(518)	(203)	(159)	(612)	(143)	(231)

Net increase (decrease) in net assets resulting from operations	13,358	7,539	2,167	24,523	6,064	9,096

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	94,352	36,433	23,714	65,787	25,256	48,466
Net transfer from (to) fixed accumulation account	3,390	3,610	44	9,666	3,367	(6,977)
Transfers from (to) other Divisions	29	943	—	379	12	(8,754)
Payments to contract owners	(2,752)	(784)	—	(834)	—	—
Annual Maintenance charge (Note 3)	(275)	—	(150)	(1,000)	—	(50)
Surrender charges (Note 3)	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	94,744	40,202	23,608	73,998	28,635	32,685

TOTAL INCREASE (DECREASE) IN NET ASSETS	108,102	47,741	25,775	98,521	34,699	41,781

Net Assets:
Beginning of period	11,650	4,359	7,381	34,332	3,824	3,750

End of period	$119,752	$52,100	$33,156	$132,853	$38,523	$45,531

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

		ALLIANCEBERNSTEIN	ALLIANCEBERNSTEIN			DELAWARE
	ALLIANCEBERNSTEIN	VPS SMALL/MID	VPS SMALL		DAVIS	VIP GROWTH	DELAWARE
	VPS LARGE CAP	CAP VALUE	CAP GROWTH	ARIEL	VALUE	OPPORTUNITIES	VIP REIT	DELAWARE VIP
	GROWTH PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO	SERIES	SERIES	TREND SERIES

OPERATIONS
Investment Income	$—	$2	$—	$55	$681	$—	$—	$—
Capital gain distribution	—	38	—	—	639	43	—	69
Net realized gain (loss) on investments	(58)	(33)	(22)	(26)	(73)	(2)	(17)	(65)
Net unrealized appreciation (depreciation) on investments	11	(583)	(463)	(1,126)	(3,058)	(446)	(853)	(170)
Mortality and expense risk charge (Note 3)	(34)	(12)	(6)	(15)	(55)	(7)	(31)	(10)

Net increase (decrease) in net assets resulting from operations	(81)	(588)	(491)	(1,112)	(1,866)	(412)	(901)	(176)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	36,761	4,020	1,391	5,005	45,974	1,236	26,458	6,940
Net transfer from (to) fixed accumulation account	1,588	342	407	401	2,020	417	(87)	759
Transfers from (to) other Divisions	3,715	(19)	210	—	2,806	—	2,062	210
Payments to contract owners	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	42,064	4,343	2,008	5,406	50,800	1,653	28,433	7,909

TOTAL INCREASE (DECREASE) IN NET ASSETS	41,983	3,755	1,517	4,294	48,934	1,241	27,532	7,733

Net Assets:
Beginning of period	—	—	—	—	—	—	—	—

End of period	$41,983	$3,755	$1,517	$4,294	$48,934	$1,241	$27,532	$7,733

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

			FIDELITY	FIDELITY		FIDELITY
	DREYFUS SMALL	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY	VIP INVESTMENT	FIDELITY	FIDELITY
	CAP STOCK INDEX	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500	GRADE BOND	VIP MID CAP	VIP OVERSEAS
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

OPERATIONS
Investment Income	$—	$867	$87	$1,197	$1,646	$23	$85	$2,317
Capital gain distribution	—	—	38	—	6	—	59	78
Net realized gain (loss) on investments	(2)	(103)	(45)	(10)	(61)	(20)	(90)	(95)
Net unrealized appreciation (depreciation) on investments	(91)	(4,234)	(869)	(3,807)	(6,521)	140	347	(3,662)
Mortality and expense risk charge (Note 3)	(8)	(137)	(16)	(35)	(111)	(36)	(74)	(96)

Net increase (decrease) in net assets resulting from operations	(101)	(3,607)	(805)	(2,655)	(5,041)	107	327	(1,458)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	6,000	106,780	8,928	14,610	78,250	17,123	56,106	82,184
Net transfer from (to) fixed accumulation account	11	1,637	1,547	415	251	1,140	1,181	830
Transfers from (to) other Divisions	277	4,098	(22)	554	1,660	1,424	336	830
Payments to contract owners	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	6,288	112,515	10,453	15,579	80,161	19,687	57,623	83,844

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,187	108,908	9,648	12,924	75,120	19,794	57,950	82,386

Net Assets:
Beginning of period	—	—	—	—	—	—	—	—

End of period	$6,187	$108,908	$9,648	$12,924	$75,120	$19,794	$57,950	$82,386

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	GOLDMAN SACHS	NEUBERGER		RAINIER	ROYCE CAPITAL		T. ROWE PRICE	WELLS FARGO
	VIT STRUCTURED	BERMAN	PUTNAM	SMALL/MID CAP	FUND	T. ROWE PRICE	PRIME	ADVANTAGE VT
	SMALL CAP EQUITY	GENESIS	VT VISTA	EQUITY	SMALL CAP	EQUITY INCOME	RESERVE	DISCOVERY
	FUND	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO VIP II	PORTFOLIO	FUND

OPERATIONS
Investment Income	$3	$—	$—	$—	$181	$148	$34	$—
Capital gain distribution	1	5,767	—	4	2,332	16	—	—
Net realized gain (loss) on investments	(1)	(70)	(2)	(23)	1	(15)	34	(35)
Net unrealized appreciation (depreciation) on investments	(136)	(7,150)	(427)	(1,546)	(2,200)	(2,425)	—	4,059
Mortality and expense risk charge (Note 3)	(5)	(139)	(6)	(32)	(33)	(34)	(14)	(52)

Net increase (decrease) in net assets resulting from operations	(138)	(1,592)	(435)	(1,597)	281	(2,310)	54	3,972

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	—	103,013	816	24,472	26,775	16,315	1,592	43,148
Net transfer from (to) fixed accumulation account	421	162	426	315	921	377	797	321
Transfers from (to) other Divisions	—	1,785	—	3,723	200	—	80	(20)
Payments to contract owners	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	421	104,960	1,242	28,510	27,896	16,692	2,469	43,449

TOTAL INCREASE (DECREASE) IN NET ASSETS	283	103,368	807	26,913	28,177	14,382	2,523	47,421

Net Assets:
Beginning of period	—	—	—	—	—	—	—	—

End of period	$283	$103,368	$807	$26,913	$28,177	$14,382	$2,523	$47,421

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	5000 INDEX	LARGE CO. GROWTH	LARGE CO. VALUE	SMALL CO. VALUE	VIT 2010	VIT 2010	VIT 2010	VIT 2015	VIT 2025
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	AGGRESSIVE	CONSERVATIVE	MODERATE	MODERATE	MODERATE
	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT	FUND	FUND	FUND	FUND	FUND

OPERATIONS
Investment Income	$586	$—	$541	$16	$35	$398	$2,820	$2,371	$1,496
Capital gain distribution	—	42	1	—	29	257	1,631	1,597	1,146
Net realized gain (loss) on investments	(24)	(33)	(76)	(1)	(289)	(1,447)	(20,251)	(46)	(396)
Net unrealized appreciation (depreciation) on investments	(1,928)	(536)	(275)	(250)	1	—	1	(4,610)	(8,089)
Mortality and expense risk charge (Note 3)	(50)	(8)	(22)	(6)	(4)	(21)	(315)	(142)	(148)

Net increase (decrease) in net assets resulting from operations	(1,416)	(535)	169	(241)	(228)	(813)	(16,114)	(830)	(5,991)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	26,871	2,159	23,902	1,162	580	13,352	87,135	39,756	56,776
Net transfer from (to) fixed accumulation account	2,831	449	2,429	425	401	399	355	360	255
Transfers from (to) other Divisions	6,075	378	399	—	(753)	(12,938)	(71,376)	85,067	9,635
Payments to contract owners	—	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	35,777	2,986	26,730	1,587	228	813	16,114	125,183	66,666

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,361	2,451	26,899	1,346	—	—	—	124,353	60,675

Net Assets:
Beginning of period	—	—	—	—	—	—	—	—	—

End of period	$34,361	$2,451	$26,899	$1,346	$—	$—	$—	$124,353	$60,675

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	WILSHIRE	WILSHIRE
	VIT 2035	VIT 2045	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	WILSHIRE	WILSHIRE	WILSHIRE
	MODERATE	MODERATE	VIT BALANCED	VIT EQUITY	VIT INCOME	VIT INTERNATIONAL	VIT SHORT-TERM	VIT SMALL CAP	VIT SOCIALLY
	FUND	FUND	FUND	FUND	FUND	EQUITY FUND	INVESTMENT FUND	GROWTH FUND	RESPONSIBLE FUND

OPERATIONS
Investment Income	$1,679	$280	$922	$49	$377	$728	$214	$—	$71
Capital gain distribution	1,525	364	848	12	162	—	2	—	308
Net realized gain (loss) on investments	(1,401)	(1,266)	(17)	(19)	(20)	(31)	(197)	(15)	(6)
Net unrealized appreciation (depreciation) on investments	(15,978)	1	(2,724)	(477)	(520)	(1,974)	—	(1,044)	(1,607)
Mortality and expense risk charge (Note 3)	(278)	(9)	(34)	(10)	(17)	(42)	(8)	(11)	(19)

Net increase (decrease) in net assets resulting from operations	(14,453)	(630)	(1,005)	(445)	(18)	(1,319)	11	(1,070)	(1,253)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	76,812	10,134	12,266	4,409	3,307	28,582	2,505	2,158	4,587
Net transfer from (to) fixed accumulation account	(288)	295	389	395	446	4,605	291	263	416
Transfers from (to) other Divisions	36,720	(9,799)	—	—	3,646	2,464	(2,807)	2,473	—
Payments to contract owners	(576)	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	112,668	630	12,655	4,804	7,399	35,651	(11)	4,894	5,003

TOTAL INCREASE (DECREASE) IN NET ASSETS	98,215	—	11,650	4,359	7,381	34,332	—	3,824	3,750

Net Assets:
Beginning of period	—	—	—	—	—	—	—	—	—

End of period	$98,215	$—	$11,650	$4,359	$7,381	$34,332	$—	$3,824	$3,750

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements
12/31/2009
1. NATURE OF SEPARATE ACCOUNT - Horace Mann Life Insurance Company — Qualified Group Annuity Separate Account (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of AllianceBernstein VPS Large Cap Growth Portfolio, AllianceBerstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Small Cap Growth Portfolio, Ariel Fund, Davis Value Portfolio, Delaware VIP Growth Opportunities Series, Delaware VIP REIT Series, Delaware VIP Trend Series, Dreyfus Small Cap Stock Index Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Growth & Income Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Index 500 Portfolio, Fidelity VIP Investment Grade Bond Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Overseas Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund, Neuberger Berman Genesis Fund, Putnam VT Vista Fund, Rainier Small/Mid Cap Equity Portfolio, Royce Capital Fund Small Cap Portfolio, T. Rowe Equity Income Portfolio VIP II, T. Rowe Price Prime Reserve Portfolio, Wells Fargo Advantage VT Discovery Fund, Wilshire 5000 Index Portfolio-Investment, Wilshire Large Co. Growth Portfolio-Investment, Wilshire Large Co. Value Portfolio-Investment, Wilshire Small Co. Value Portfolio-Investment, Wilshire VIT 2015 ETF Fund, Wilshire VIT 2025 ETF Fund, Wilshire VIT 2035 ETF Fund, Wilshire VIT Balanced Fund, Wilshire VIT Equity Fund, Wilshire VIT Income Fund, Wilshire VIT International Equity Fund, Wilshire VIT Small Cap Growth Fund, Wilshire VIT Socially Responsible Fund. The funds collectively are referred to as the “Funds.”
Effective April 30, 2008 Cohen & Steers VIF Realty Fund, Inc. was closed and assets were transferred to T. Rowe Prime Reserves Portfolio. Effective December 19, 2008 the Wilshire VIT 2010 Aggressive Fund, Wilshire VIT 2010 Conservative Fund, and Wilshire VIT 2010 Moderate Fund were closed and assets were transferred into the Wilshire VIT 2015 Moderate Fund. The Wilshire VIT 2045 Moderate Fund was closed and assets were transferred to the Wilshire VIT 2035 Moderate Fund. Wilshire VIT Short-Term Investment Fund was closed and assets were transferred to the Wilshire VIT Income Fund.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC’s other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.
2. SIGNIFICANT ACCOUNTING POLICIES - Effective January 1, 2008, the Separate Account adopted FASB ASC Topic 820, “Fair Value Measurements and Disclosures,” a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. When the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement in its entirety.
The carrying amount of the assets approximate fair value. The fair value of the financial assets were measured using the accumulated unit value method (Level 2 inputs — inputs that are observable or can be corroborated by observable market data for the assets). Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date. Realized gains (losses) from securities transactions are determined for financial reporting purposes on the first-in-first-out basis.
The Investment income of the Separate Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Account contracts. Income attributable to non tax-deferred annuities is not significant.
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
3. EXPENSES AND RELATED PARTY TRANSACTIONS - Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.
For assuming mortality and expense risk, HMLIC applies an asset charge to the Subaccounts for the life of the Certificate. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.
An annual certificate maintenance charge of $36 is deducted from each contract unless the contract value equals or exceeds $50,000 to reimburse HMLIC for expenses incurred in administering the certificate. The certificate maintenance charge is assessed on the certificate anniversary date. This charge may be reduced or eliminated on certain certificates based on the plan selected by the employer. The annual maintenance charge is paid through a redemption of units and is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the certificate when none of the variable subaccount(s) have any value. Charges for the annual maintenance charge cease on the maturity date. A proportionate amount of the annual maintenance fee will be charged upon the surrender of a Certificate. The annual maintenance fee ceases when Annuity payments begin. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $50,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.
In certain circumstances in the event of a contract being surrendered or withdrawn from the subaccount, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the subaccount(s).
HMLIC contributed $7,166 and $1,716 in the form of bonus credits to the contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2009
4.	PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES — During the year ended December 31, 2009 purchases and proceeds from sales of fund shares were as follows:

	ALLIANCEBERNSTEIN	ALLIANCEBERNSTEIN	ALLIANCEBERNSTEIN			DELAWARE		DELAWARE
	VPS LARGE CAP	VPS SMALL/MID CAP	VPS SMALL		DAVIS	VIP GROWTH	DELAWARE	VIP TREND
	GROWTH	VALUE	CAP GROWTH	ARIEL	VALUE	OPPORTUNITIES	VIP REIT	SERIES
	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO	SERVICE CLASS	SERIES	SERVICE CLASS

Purchases	$235,137	$32,830	$16,341	$38,102	$497,279	$15,955	$221,873	$53,557

Sales	$3,980	$729	$395	$649	$17,591	$115	$9,090	$1,423

			FIDELITY
	DREYFUS SMALL	FIDELITY	VIP GROWTH &	FIDELITY	FIDELITY	FIDELITY VIP	FIDELITY	FIDELITY
	CAP STOCK INDEX	VIP GROWTH	INCOME	VIP HIGH INCOME	VIP INDEX 500	INVESTMENT GRADE	VIP MID CAP	VIP OVERSEAS
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	BOND PORTFOLIO	PORTFOLIO	PORTFOLIO

Purchases	$90,891	$765,141	$135,344	$64,931	$749,337	$233,901	$195,267	$865,473

Sales	$1,881	$19,166	$5,111	$622	$15,241	$15,454	$10,967	$23,611

	GOLDMAN SACHS	NEUBERGER		RAINIER	ROYCE CAPITAL		T. ROWE PRICE	WELLS FARGO
	VIT STRUCTURED	BERMAN	PUTNAM	SMALL/MID CAP	FUND	T. ROWE PRICE	PRIME	ADVANTAGE VT
	SMALL CAP	GENESIS	VT VISTA	EQUITY	SMALL-CAP	EQUITY INCOME	RESERVE	DISCOVERY
	EQUITY FUND	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO VIP II	PORTFOLIO	FUND

Purchases	$4	$187,028	$3,236	$358,381	$323,259	$185,620	$67,109	$140,452

Sales	$4	$36,937	$53	$15,409	$14,013	$2,599	$2,790	$4,697

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	5000 INDEX	LARGE CO. GROWTH	LARGE CO. VALUE	SMALL CO. VALUE	VIT 2015	VIT 2025	VIT 2035
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	ETF	ETF	ETF
	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT	FUND	FUND	FUND

Purchases	$51,485	$24,379	$47,706	$4,782	$307,528	$485,946	$628,504

Sales	$5,371	$1,567	$1,428	$49	$5,695	$14,145	$52,426

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	WILSHIRE	WILSHIRE
	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	VIT SMALL CAP	VIT SOCIALLY
	FUND	FUND	FUND	EQUITY FUND	GROWTH FUND	RESPONSIBLE FUND

Purchases	$101,885	$41,640	$25,268	$78,707	$28,894	$49,286

Sales	$3,799	$1,084	$316	$4,152	$621	$14,811

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT	2009 ANNUAL REPORT

Notes to the Financial Statements (Continued)

December 31, 2009
5.	CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	ALLIANCEBERNSTEIN	ALLIANCEBERNSTEIN	ALLIANCEBERNSTEIN			DELAWARE
	VPS LARGE CAP	VPS SMALL/MID CAP	VPS SMALL		DAVIS	VIP GROWTH	DELAWARE	DELAWARE
	GROWTH	VALUE	CAP GROWTH	ARIEL	VALUE	OPPORTUNITIES	VIP REIT	VIP TREND
	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO	SERIES	SERIES	SERIES

Account units outstanding at 12/31/2007	—	—	—	—	—	—	—	—
Consideration received	2,179	330	141	171	5,312	86	3,962	432
Net transfers	161	22	43	9	400	20	215	18
Payments to contract owners	—	—	—	—	—	—	—	—

Account units outstanding at 12/31/2008	2,340	352	184	180	5,712	106	4,177	450
Consideration received	11,236	2,826	1,618	1,109	52,753	1,088	35,443	2,244
Net transfers	(9)	8	7	171	1,155	7	(185)	229
Payments to contract owners	(61)	(2)	(2)	(5)	(780)	—	(386)	(36)
Account units outstanding at 12/31/2009	13,506	3,184	1,807	1,455	58,840	1,201	39,049	2,887

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT	2009 ANNUAL REPORT

Notes to the Financial Statements (Continued)

December 31, 2009
5.	CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

			FIDELITY	FIDELITY		FIDELITY
	DREYFUS SMALL CAP	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY	VIP INVESTMENT	FIDELITY	FIDELITY
	STOCK INDEX	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500	GRADE BOND	VIP MID CAP	VIP OVERSEAS
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

Account units outstanding at 12/31/2007	—	—	—	—	—	—	—	—
Consideration received	571	4,498	869	2,761	716	1,451	2,788	5,994
Net transfers	29	174	151	202	20	212	46	88
Payments to contract owners	—	—	—	—	—	—	—	—

Account units outstanding at 12/31/2008	600	4,672	1,020	2,963	736	1,663	2,834	6,082
Consideration received	7,979	28,913	12,639	10,621	6,257	14,239	6,909	59,409
Net transfers	286	1,391	373	173	539	3,343	941	1,636
Payments to contract owners	(51)	(355)	(64)	(26)	(67)	(1,053)	(40)	(642)
Account units outstanding at 12/31/2009	8,814	34,621	13,968	13,731	7,465	18,192	10,644	66,485

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT	2009 ANNUAL REPORT

Notes to the Financial Statements (Continued)

December 31, 2009
5.	CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	GOLDMAN SACHS	NEUBERGER		RAINIER	ROYCE CAPITAL		T. ROWE PRICE	WELLS FARGO
	VIT STRUCTURED	BERMAN	PUTNAM	SMALL/MID CAP	FUND	T. ROWE PRICE	PRIME	ADVANTAGE VT
	SMALL CAP EQUITY	GENESIS	VT VISTA	EQUITY	SMALL CAP	EQUITY INCOME	RESERVE	DISCOVERY
	FUND	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO VIP II	PORTFOLIO	FUND

Account units outstanding at 12/31/2007	—	—	—	—	—	—	—	—
Consideration received	—	5,336	69	1,216	3,855	956	1,553	4,255
Net transfers	40	77	28	128	60	18	936	19
Payments to contract owners	—	—	—	—	—	—	—	—

Account units outstanding at 12/31/2008	40	5,413	97	1,344	3,915	974	2,489	4,274
Consideration received	—	8,157	337	16,091	36,246	11,905	59,795	10,685
Net transfers	—	(264)	—	263	3,079	2	4,198	454
Payments to contract owners	—	(8)	—	(162)	(351)	(10)	(146)	(14)
Account units outstanding at 12/31/2009	40	13,298	434	17,536	42,889	12,871	66,336	15,399

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT	2009 ANNUAL REPORT

Notes to the Financial Statements (Continued)

December 31, 2009
5.	CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	5000 INDEX	LARGE CO. GROWTH	LARGE CO. VALUE	SMALL CO. VALUE	VIT 2015	VIT 2025	VIT 2035
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	MODERATE	MODERATE	MODERATE
	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT	FUND	FUND	FUND

Account units outstanding at 12/31/2007	—	—	—	—	—	—	—
Consideration received	3,589	95	2,583	96	4,557	6,746	9,418
Net transfers	848	25	52	26	10,545	981	4,031
Payments to contract owners	—	—	—	—	—	—	(79)

Account units outstanding at 12/31/2008	4,437	120	2,635	122	15,102	7,727	13,370
Consideration received	5,468	1,071	3,923	399	33,251	55,846	69,862
Net transfers	551	(10)	388	9	221	544	7,909
Payments to contract owners	(485)	(51)	(56)	—	(147)	(718)	(834)
Account units outstanding at 12/31/2009	9,971	1,130	6,890	530	48,427	63,399	90,307

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT	2009 ANNUAL REPORT

Notes to the Financial Statements (Continued)

December 31, 2009
5.	CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	WILSHIRE	WILSHIRE
	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	VIT SMALL CAP	VIT SOCIALLY
	FUND	FUND	FUND	EQUITY FUND	GROWTH FUND	RESPONSIBLE FUND

Account units outstanding at 12/31/2007	—	—	—	—	—	—
Consideration received	750	300	288	3,241	227	374
Net transfers	21	19	357	482	215	28
Payments to contract owners	—	—	—	—	—	—

Account units outstanding at 12/31/2008	771	319	645	3,723	442	402
Consideration received	5,971	2,548	1,945	6,649	2,722	5,198
Net transfers	200	283	—	874	320	(1,556)
Payments to contract owners	(171)	(46)	(11)	(158)	—	(5)
Account units outstanding at 12/31/2009	6,771	3,104	2,579	11,088	3,484	4,039

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT	2009 ANNUAL REPORT

Notes to the Financial Statements (Continued)

December 31, 2009
6.	FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2009				Expense as a	Investment
			Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio***	Return **

AllianceBernstein Large Growth Portfolio	13,506	24.17 to 24.54	330,385	0.75% to 1.25%	0.00%	36.33% to 35.93%
AllianceBernstein Small/Mid Cap Value Portfolio	3,184	13.88 to 15.29	46,200	0.75% to 1.25%	0.75%	41.58% to 40.87%
AllianceBernstein Small/Mid Cap Growth Portfolio	1,807	11.41 to 11.57	20,885	0.75% to 1.25%	0.00%	40.39% to 40.15%
Ariel Fund	1,455	38.00 to 38.91	56,304	0.75% to 1.25%	0.03%	62.40% to 61.72%
Davis Value Portfolio	58,840	11.06 to 11.24	656,203	0.75% to 1.25%	1.44%	30.24% to 29.81%
Delaware VIP Growth Opportunities Series	1,201	15.75 to 17.77	20,018	0.75% to 1.25%	0.00%	44.25% to 43.89%
Delaware VIP REIT Series	39,049	8.05 to 8.09	314,773	0.75% to 1.25%	2.41%	22.39% to 22.15%
Delaware VIP Trend Series Series	2,887	24.79 to 30.50	78,617	0.75% to 1.25%	0.00%	53.45% to 53.11%
Dreyfus Small Cap Stock Index Portfolio	8,814	12.68 to 12.84	112,613	0.75% to 1.25%	0.98%	24.18% to 23.59%
Fidelity VIP Growth Portfolio	34,621	29.38 to 29.91	1,027,398	0.75% to 1.25%	0.29%	27.57% to 26.69%
Fidelity VIP Growth & Income Portfolio	13,968	10.99 to 12.14	165,248	0.75% to 1.25%	1.30%	26.25% to 25.74%
Fidelity VIP High Income Portfolio	13,731	6.13 to 6.27	85,273	0.75% to 1.25%	11.87%	42.50% to 41.24%
Fidelity VIP Index 500 Portfolio	7,465	127.24 to 127.94	953,311	0.75% to 1.25%	3.30%	25.87% to 25.10%
Fidelity VIP Investment Grade Bond Portfolio	18,192	13.19 to 13.73	245,101	0.75% to 1.25%	7.29%	14.73% to 13.87%
Fidelity VIP Mid Cap Portfolio	10,644	25.06 to 29.48	299,262	0.75% to 1.25%	0.57%	39.08% to 38.53%
Fidelity VIP Overseas Portfolio	66,485	15.61 to 17.46	1,102,294	0.75% to 1.25%	2.99%	25.49% to 25.07%
Goldman Sachs VIT Structured Small Cap Equity Fund	40	8.80 to 8.88	358	0.95% to 1.25%	1.25%	27.04% to 26.26%
Neuberger Berman Genesis Fund	13,298	23.81 to 24.10	317,565	0.75% to 1.25%	0.00%	25.52% to 24.78%
Putnam VT Vista Fund	434	11.27 to 11.44	4,936	0.75% to 1.25%	0.00%	38.33% to 37.47%
Rainier Small/Mid Cap Equity Portfolio	17,536	25.58 to 25.99	453,095	0.75% to 1.25%	0.00%	29.45% to 28.74%
Royce Capital Fund Small Cap Portfolio	42,889	9.54 to 9.72	414,483	0.75% to 1.25%	0.00%	34.25% to 33.24%
T. Rowe Price Equity Inc.	12,871	17.93 to 18.53	233,884	0.75% to 1.25%	1.59%	24.59% to 24.17%
T. Rowe Price Prime Reserve Portfolio	66,336	.99 to 1.01	66,842	0.75% to 1.25%	0.16%	0.00% to (1.00%)
Wells Fargo Advantage VT Discovery Fund	15,399	15.37 to 15.57	238,236	0.75% to 1.25%	0.00%	39.39% to 38.83%
Wilshire 5000 Index Portfolio Investment	9,971	9.68 to 9.82	97,292	0.75% to 1.25%	1.99%	26.06% to 25.55%
Wilshire Large Co. Growth Portfolio Investment	1,130	26.70 to 27.25	30,650	0.75% to 1.25%	0.00%	32.80% to 32.18%
Wilshire Large Co. Value Portfolio Investment	6,890	12.82 to 13.05	89,603	0.75% to 1.25%	1.12%	27.57% to 26.93%
Wilshire Small Co. Value Portfolio Investment	530	13.25 to 13.52	7,113	0.75% to 1.25%	1.30%	22.02% to 21.23%
Wilshire VIT 2015 Moderate Fund	48,427	9.72 to 9.90	476,342	0.75% to 1.25%	4.63%	19.57% to 18.97%
Wilshire VIT 2025 Moderate Fund	63,399	9.30 to 9.44	595,330	0.75% to 1.25%	3.41%	19.65% to 19.08%
Wilshire VIT 2035 Moderate Fund	90,307	8.72 to 8.86	795,602	0.75% to 1.25%	1.74%	20.05% to 19.45%
Wilshire VIT Balanced Fund	6,771	17.39 to 17.82	119,752	0.75% to 1.25%	5.87%	17.24% to 16.01%
Wilshire VIT Equity Fund	3,104	16.61 to 16.87	52,100	0.75% to 1.25%	2.10%	22.78% to 22.40%
Wilshire VIT Income Fund	2,579	12.68 to 12.94	33,156	0.75% to 1.25%	7.45%	12.34% to 11.82%
Wilshire VIT International Equity Fund	11,088	11.81 to 12.03	132,853	0.75% to 1.25%	2.51%	30.29% to 29.50%
Wilshire VIT Small Cap Fund	3,484	10.91 to 11.08	38,523	0.75% to 1.25%	0.00%	27.86% to 27.45%
Wilshire VIT Socially Responsible Fund	4,039	11.14 to 11.33	45,531	0.75% to 1.25%	3.32%	20.66% to 20.30%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT	2009 ANNUAL REPORT

Notes to the Financial Statements (Continued)

December 31, 2009
6.	FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2008				Expense as a	Investment
			Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio***	Return **

AllianceBernstein Large Growth Portfolio	2,340	17.77 to 18.00	41,983	0.75% to 1.25%	0.00%	(28.15%) to (39.94%)[3,4]
AllianceBernstein Small/Mid Cap Value Portfolio	352	9.82 to 10.81	3,755	0.75% to 1.25%	0.10%	(34.81%) to (45.56%)[3,4]
AllianceBernstein Small/Mid Cap Growth Portfolio	184	8.14 to 8.25	1,517	0.75% to 1.25%	0.00%	(26.11%) to (35.65%)[3,4]
Ariel Fund	180	23.48 to 23.97	4,294	0.75% to 1.25%	2.33%	(30.23%) to (48.56%)[3,4]
Davis Value Portfolio	5,712	8.52 to 8.63	48,934	0.75% to 1.25%	2.76%	(28.08%) to (40.32%)[3,4]
Delaware VIP Growth Opportunities Series	106	10.93 to 12.35	1,241	0.75% to 1.25%	0.00%	(32.62%) to (40.77%)[3,4]
Delaware VIP REIT Series	4,177	6.58 to 6.61	27,532	0.75% to 1.25%	0.00%	(28.50%) to (39.45%)2.3.4
Delaware VIP Trend Series	450	16.19 to 19.92	7,733	0.75% to 1.25%	0.00%	(36.74%) to (47.05%)[3,4]
Dreyfus Small Cap Stock Index Portfolio	600	10.26 to 10.34	6,187	0.75% to 1.25%	0.00%	(22.01%) to (30.00%)[1,3,4]
Fidelity VIP Growth Portfolio	4,672	23.03 to 23.52	108,908	0.75% to 1.25%	1.59%	(37.60%) to (47.77%)[3,4]
Fidelity VIP Growth & Income Portfolio	1,020	8.74 to 9.64	9,648	0.75% to 1.25%	1.73%	(30.11%) to (41.94%)[3,4]
Fidelity VIP High Income Portfolio	2,963	4.34 to 4.40	12,924	0.75% to 1.25%	17.94%	(23.96%) to (26.22%)[3,4]
Fidelity VIP Index 500 Portfolio	736	101.09 to 102.18	75,120	0.75% to 1.25%	4.36%	(24.46%) to (36.37%)[3,4]
Fidelity VIP Investment Grade Bond Portfolio	1,663	11.53 to 12.00	19,794	0.75% to 1.25%	0.23%	(3.51%) to (5.70%) [3,4]
Fidelity VIP Mid Cap Portfolio	2,834	18.07 to 21.28	57,950	0.75% to 1.25%	0.29%	(32.77%) to (40.28%)[3,4]
Fidelity VIP Overseas Portfolio	6,082	12.48 to 13.96	82,386	0.75% to 1.25%	5.60%	(33.16%) to (44.53%)[3,4]
Goldman Sachs VIT Structured Small Cap Equity Fund	40	6.97 to 6.99	283	0.95% to 1.25%	0.85%	(33.65%) to (33.77%)
Neuberger Berman Genesis Fund	5,413	18.97 to 19.26	103,368	0.75% to 1.25%	0.00%	(32.29%) to (35.54%)[3,4]
Putnam VT Vista Fund	97	8.19 to 8.30	807	0.75% to 1.25%	0.00%	(39.02%0 to (45.71%)[3,4]
Rainier Small/Mid Cap Equity Portfolio	1,344	19.76 to 20.16	26,913	0.75% to 1.25%	0.00%	(39.17%) to (49.25%)[3,4]
Royce Capital Fund Small Cap Portfolio	3,915	7.16 to 7.24	28,177	0.75% to 1.25%	1.27%	(26.59%) to (29.15%)[3,4]
T. Rowe Price Equity Inc.	974	14.44 to 14.92	14,382	0.75% to 1.25%	2.00%	(21.02%) to (36.27%)[3,4]
T. Rowe Price Prime Reserve Portfolio	2,489	1.00 to 1.02	2,523	0.75% to 1.25%	2.33%	1.55% to 0.42%[3,4]
Wells Fargo Advantage VT Discovery Fund	4,274	11.04 to 11.18	47,421	0.75% to 1.25%	0.00%	(39.88%) to (44.37%)[3,4]
Wilshire 5000 Index Portfolio Investment	4,437	7.71 to 7.79	34,361	0.75% to 1.25%	3.37%	(25.46%) to (37.00%)[3,4]
Wilshire Large Co. Growth Portfolio Investment	120	20.20 to 20.52	2,451	0.75% to 1.25%	0.00%	(31.68%) to (42.04%)[3,4]
Wilshire Large Co. Value Portfolio Investment	2,635	10.10 to 10.23	26,899	0.75% to 1.25%	3.96%	(26.99%) to (41.42%)[3,4]
Wilshire Small Co. Value Portfolio Investment	122	10.93 to 11.08	1,346	0.75% to 1.25%	1.81%	(20.94%) to (32.68%)[3,4]
Wilshire VIT 2015 Moderate Fund	15,102	8.17 to 8.28	124,353	0.75% to 1.25%	3.80%	(15.70%) to (25.08%)[3,4]
Wilshire VIT 2025 Moderate Fund	7,727	7.81 to 7.89	60,675	0.75% to 1.25%	4.90%	(18.21%) to (28.60%)[3,4]
Wilshire VIT 2035 Moderate Fund	13,370	7.30 to 7.38	98,215	0.75% to 1.25%	3.41%	(21.47%) to (33.39%)[3,4]
Wilshire VIT Balanced Fund	771	14.99 to 15.20	11,650	0.75% to 1.25%	15.25%	(16.43%) to (27.32%)[3,4]
Wilshire VIT Equity Fund	319	13.57 to 13.74	4,359	0.75% to 1.25%	2.04%	(26.31%) to (40.11%)[3,4]
Wilshire VIT Income Fund	645	11.34 to 11.52	7,381	0.75% to 1.25%	9.64%	(4.29%) to (8.23%)[3,4]
Wilshire VIT International Equity Fund	3,723	9.12 to 9.25	34,332	0.75% to 1.25%	4.19%	(33.96%) to (45.39%)[3,4]
Wilshire VIT Small Cap Fund	442	8.56 to 8.68	3,824	0.75% to 1.25%	0.00%	(32.68%) to (46.30%)[3,4]
Wilshire VIT Socially Responsible Fund	402	9.26 to 9.39	3,750	0.75% to 1.25%	3.39%	(25.34%) to (40.24%)[3,4]

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

[1]	This fund became effective May 1, 2008 and the calculation reflects an eight month return.

[2]	This fund became effective June 1, 2008 and the calculation reflects a seven month return.

[3]	This fund includes a .85% M & E rate that became effective June 26, 2008 and a six month return for this M & E rate is reflected in the range.

[4]	This fund includes a .75% and 1.05% M & E rate that became effective July 15, 2008 and a five and one half month return for these rates is reflected in the range.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Financial Statements and Schedules
December 31, 2009 and 2008
(With Independent Auditors’ Report Thereon)

Independent Auditors’ Report
The Board of Directors
Horace Mann Life Insurance Company:
We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Horace Mann Life Insurance Company (the Company) as of December 31, 2009 and 2008, and the related statutory statements of operations, capital and surplus and cash flow for each of the years in the three-year period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
As described more fully in Notes 1 and 8 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation — Division of Insurance, which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.
In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2009.
Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2009 and 2008, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2009, on the basis of accounting described in Notes 1 and 8.
As discussed in Note 1 to the statutory financial statements, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 as of December 31, 2009.
Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included on the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic statutory financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.
April 23, 2010

45

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2009 and 2008
(In thousands)

Admitted Assets	2009	2008

Cash and investments:
Bonds	$3,244,098	$3,066,172
Preferred stocks	100,663	105,579
Common stocks	4,372	14,572
Mortgage loans on real estate	15,572	16,142
Cash	1,812	1,962
Short-term investments	244,787	137,516
Contract loans	113,503	106,481
Receivable for securities and other invested assets	26,386	16,429

Total cash and investments	3,751,193	3,464,853

Investment income due and accrued	42,134	37,664

Uncollected premiums and agents’ balances in course of collection	616	767

Deferred premiums and agents’ balances booked but deferred and not yet due	46,284	46,064

Current federal income tax recoverable	2,928	9,299

Deferred tax assets	11,972	3,936

Guaranty funds receivable or on deposit	282	298

Receivable from parent, subs or affiliates	3,284	11,477

Other assets	1,924	1,259

Variable annuity assets held in separate accounts	1,226,430	965,217

Total admitted assets	$5,087,047	$4,540,834

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2009 and 2008
(In thousands, except share data)

Liabilities and Capital and Surplus	2009	2008

Policy liabilities:
Aggregate reserves:
Life and annuity	$3,354,013	$3,125,961
Accident and health	5,759	6,295
Unpaid benefits:
Life	11,461	13,121
Accident and health	234	273
Policyholder funds on deposit	116,834	127,854
Remittances not allocated	1,201	865

Total policy liabilities	3,489,502	3,274,369

Accrued expenses	2,225	2,110
Asset valuation reserve	4,520	92
Interest maintenance reserve	45,897	26,111
Amounts retained by Company as trustee	15,930	12,568
Payable to parent, subsidiaries and affiliates	7	30
Payable for securities and other liabilities	7,383	503
Transfer from separate accounts accrued for expense allowances recognized in reserves	(12,397)	(10,599)
Variable annuity liabilities held in separate accounts	1,226,430	965,217

Total liabilities	4,779,497	4,270,401

Capital and surplus:
Capital stock, $1 par value.
Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	43,704	43,704
Special surplus funds — additional admitted deferred tax assets	7,881	—
Unassigned surplus	253,465	224,229

Total capital and surplus	307,550	270,433

Total liabilities and capital and surplus	$5,087,047	$4,540,834

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2009, 2008, and 2007
(In thousands)

	2009	2008	2007

Revenue:
Premiums, annuity and supplementary contract considerations:
Life	$95,206	$97,036	$96,757
Annuity	349,804	311,747	337,148
Accident and health	3,677	3,911	4,105
Supplementary contracts	4,397	6,753	9,044

Total premiums, annuity and supplementary contract considerations	453,084	419,447	447,054

Net investment income	212,795	194,699	185,049
Amortization of interest maintenance reserve	2,601	1,561	2,030
Commissions and expense allowances on reinsurance ceded	265	283	309
Management fee income from separate accounts	12,715	15,694	19,566
Mutual fund service fee income	671	1,005	1,302
Fees from sales of third-party vendor products	4,035	4,374	4,561
Other	1,256	1,830	1,867

Total revenue	687,422	638,893	661,738

Benefits and expenses:
Provisions for claims and benefits:
Life	102,840	102,026	96,388
Annuity	429,230	398,377	411,731
Accident and health	1,543	1,994	1,492
Supplementary contracts	14,362	17,685	21,215

Total claims and benefits	547,975	520,082	530,826

Commissions	28,397	26,793	28,951
General and other expenses	60,479	59,139	60,525

Total benefits and expenses	636,851	606,014	620,302

Net gain before dividends to policyholders and federal income tax expense	50,571	32,879	41,436

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2009, 2008, and 2007
(In thousands)

	2009	2008	2007

Net gain before federal income tax expense	50,571	32,879	41,436
Federal income tax expense	12,745	1,701	10,576

Net gain from operations	37,826	31,178	30,860
Realized investment gains (losses) net of tax and transfers to interest maintenance reserve	1,666	(41,921)	(4,790)

Net income (loss)	$39,492	$(10,743)	$26,070

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Capital and Surplus
Years ended December 31, 2009, 2008, and 2007
(In thousands)

	2009	2008	2007

Capital stock	$2,500	$2,500	$2,500

Additional paid-in capital and contributed surplus	43,704	43,704	43,704

Special surplus funds — additional admitted deferred tax assets	7,881	—	—

Unassigned surplus:
Balance at beginning of year	224,229	230,407	205,027
Net income (loss)	39,492	(10,743)	26,070
Change in net deferred income tax	(9,536)	5,851	(1,225)
Change in non-admitted assets	17,279	(5,778)	1,005
Change in net unrealized capital gains (losses)	(595)	355	(635)
Change in reserves due to changes in valuation basis	—	11,437	—
Change in asset valuation reserve	(4,428)	19,336	165
Change in accounting for structured securities	905	—	—
Dividends to stockholders	(6,000)	(24,000)	—
Re-class of additional admitted deferred tax assets to special surplus funds	(7,881)	—	—
Correction of prior year exhibit 5 reserve error	—	(2,636)	—

Balance at end of year	253,465	224,229	230,407

Total capital and surplus	$307,550	$270,433	$276,611

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2009, 2008, and 2007
(In thousands)

	2009	2008	2007

Cash from operations:
Revenue received:
Premiums, considerations and deposits	$453,520	$420,183	$448,159
Investment income	197,175	194,115	187,507
Commissions and expense allowances on reinsurance ceded	265	283	309
Management fee income from Separate Accounts	12,715	15,694	19,566
Mutual fund service fee income	671	1,005	1,302
Fees from sales of partner products	4,035	4,374	4,561
Other income	1,256	1,830	1,867

Total revenue received	669,637	637,484	663,271

Benefits and expenses paid:
Claims, benefits and net transfers	324,209	321,730	431,713
Expenses	89,201	86,767	87,976
Federal income taxes	10,480	7,294	(1,891)

Total benefits and expenses paid	423,890	415,791	517,798

Net cash from operations	245,747	221,693	145,473

Cash from investments:
From investments sold or matured:
Bonds	1,585,832	781,014	1,118,259
Stocks	21,819	18,116	36,619
Mortgage loans	634	618	571
Net loss on cash, cash equivalents and short-term investments	—	(1,073)	—
Other invested assets	7,358	—	—
Miscellaneous proceeds	8,139	866	8,068

Total investment proceeds	1,623,782	799,541	1,163,517

Cost of investments acquired:
Bonds	(1,721,970)	(821,160)	(1,188,564)
Stocks	(11,225)	(47,614)	(97,410)
Other invested assets	(16,910)	—	—
Miscellaneous applications	—	(13)	(7,767)

Total investments acquired	(1,750,105)	(868,787)	(1,293,741)

Net increase in contract loans	(7,022)	(6,769)	(7,358)

Total for investments acquired	(1,757,127)	(875,556)	(1,301,099)

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2009, 2008, and 2007
(In thousands)

	2009	2008	2007

Net cash used for investments	(133,345)	(76,015)	(137,582)

Cash from financing and miscellaneous:
Cash provided (applied):
Securities lending	—	(76,850)	(221,365)
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	(11,026)	(9,463)	(3,653)
Dividends to stockholders	(6,000)	(24,000)	—
Other cash provided (applied)	11,745	(15,979)	5,830

Net cash used for financing and miscellaneous	(5,281)	(126,292)	(219,188)

Net change in cash and short-term investments	107,121	19,386	(211,297)
Cash and short-term investments at beginning of year	139,478	120,092	331,389

Cash and short-term investments at end of year	$246,599	$139,478	$120,092

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2009, 2008, and 2007
(In thousands)
(1) Background and Significant Accounting Policies
Organization
Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to K-12 teachers, administrators and other employees of public schools and their families.
The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Allegiance Life Insurance Company (ALIC). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.
During 2009, 2008 and 2007, the Company has not participated in any business combinations nor discontinued any operations.
Basis of Presentation
The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in note 8. The state of Illinois has adopted the prescribed accounting practices as stated in NAIC SAP without modification. At December 31, 2009 and 2008 the Company has no material statutory accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.
Investments
Investments are valued in accordance with the requirements of the NAIC.
Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost, adjusted for the amortization of premiums, accretion of discounts and any impairment. Premiums and discounts are amortized and accreted over the estimated lives of the related bonds based on the interest yield method. NAIC class 6 bonds are carried at lower of cost or fair value. Fair value is derived from the NAIC Valuation of Securities Manual for securities listed. Fair value of bonds not listed is determined considering factors including quality of issuer, interest rates, and maturity dates.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC carrying value. The Company used a pricing service in determining the fair value of its loan-backed securities when NAIC fair value was not available. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan backed and structured securities are accounted for using the retrospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method.
Common stocks are carried at NAIC fair value. Fair value is derived from the NAIC Valuation of Securities Manual for securities listed.
Preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security.
Mortgage loans are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. No new mortgage loans were issued during 2009, 2008 and 2007. The Company did not reduce interest rates of any outstanding mortgage loans during 2009, 2008 and 2007. During 2009, 2008 and 2007, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.
Contract loans are carried at the unpaid principal balance.
At December 31, 2009 and 2008, the Company had no investments in derivative financial instruments, joint ventures or partnerships, reverse mortgages, repurchase agreements and holds no loans or debt that has been restructured.
The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date.
Cash and short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at amortized cost which approximates fair value.
Interest income is recognized as earned. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis.
Net realized investment gains and losses are determined on the basis of specific identification on the trade date.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The Company’s methodology of assessing other-than-temporary impairments is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if the Company has the intent to sell the debt security or if management does not expect to recover the entire cost basis of the debt security, an other-than-temporary impairment is considered to have occurred. For equity securities, if the Company does not have the ability and intent to hold the security for the recovery of cost within a reasonable period of time or if recovery of cost is not expected within a reasonable period of time, an other-than-temporary impairment is considered to have occurred. Additionally, if events become known that call into question whether the security issuer has the ability to honor its contractual commitments, such security holding will be evaluated to determine whether or not such security has suffered an other-than-temporary decline in value.
The Company reviews the fair value of all investments in its portfolio on a monthly basis to assess whether an other-than-temporary decline in value has occurred. These reviews, in conjunction with the Company’s investment managers’ monthly credit reports and relevant factors such as (1) the financial condition and near-term prospects of the issuer, (2) the length of time and extent to which the fair value has been less than amortized cost for bonds or cost for equity securities, (3) whether the issuer is current on contractually obligated interest and principal payments, (4) the stock price trend of the issuer, (5) the market leadership position of the issuer, (6) the debt ratings of the issuer, and (7) the cash flows and liquidity of the issuer or the underlying cash flows for asset-backed securities, are all considered in the impairment assessment. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security, or if the Company has the intent to sell the investment before recovery of the cost of the investment, an other-than-temporary impairment shall be considered to have occurred. For structured securities, if the present value of the cash-flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall be considered to have occurred due to a non-interest related decline. The Company analyzes discounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write-downs are necessary. A write-down of an investment is recorded when a decline in the fair value of that investment is deemed to be other-than-temporary, with a realized investment loss charged to operations for the period.
Asset Valuation Reserve
The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The balance of the AVR by component at December 31, is as follows:

	2009	2008

Bonds, preferred stocks and short-term investments	$3,976	$67
Mortgage loans	23	25
Real estate and other invested assets	408	—
Common stocks	113	—

Total AVR	$4,520	$92

At December 31, 2009 and 2008 the AVR was held at a level equal to 17.80% and .44%, respectively of the maximum reserve level allowed by the NAIC.
Interest Maintenance Reserve
The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into operations over the approximate remaining life of the investment sold.
Subprime Mortgage Related Risk Exposure
The Company has three securities with direct sub-prime exposure. One security is a collateralized debt obligation with original cost of $4,908, book adjusted carrying value of $9, fair value of $10 and other than temporary impairment losses to date of $4,440. The other two securities are AAA rated home equity asset-backed securities with a book adjusted carrying value of $1,077 and a fair value of $1,010. The characteristics of the Company’s sub-prime mortgage loan, a collateralized debt obligation, include the following: low average Fair Isaac Credit Organization (“FICO”) score (less than 650), high weighted average coupon relative to other mortgage-backed securities of similar loan age and issue date, high prepayment penalties, and a high percentage of hybrid loans or negative amortizing loans.
Aggregate Reserves
Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.
Premium deficiency reserves at December 31, 2009 and 2008 were $3,701 and $3,104, respectively. The Company does not anticipate investment income as a factor in determining if a premium deficiency relating to short-duration contracts exists.
The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.
Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners’ reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.
Reserve for Supplementary Contracts Without Life Contingencies
This reserve represents the present value of future payments discounted with interest only. At December 31, 2009 and 2008 this liability was $116,113 and $127,139 respectively, based on average credited interest rates of 3.70% and 3.75% in 2009 and 2008, respectively and is included in “policyholder funds on deposit.”
Life Premiums
Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingencies premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.
Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2009, were as follows:

	Gross	Net of Loading

Ordinary new business	$2,132	$1,183
Ordinary renewal	38,737	45,709
Group life	103	103

Total	$40,972	$46,995

Mutual Fund Service Fee Income
The Company has a service agreement where the Company provides certain services to the Wilshire VIT Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid to the Company monthly, based upon the combined assets for the Funds.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Fees From Sales of Third-Party Vendor Products
The Company has programs to offer long-term care policies, variable universal life policies and fixed interest rate universal life insurance with three third-party vendors underwriting such insurance. Under these programs, the third-party vendors underwrite and bear the risk of these insurance policies and the Company receives a commission on the sale of that business.
The Company has entered into a third-party vendor agreement with American Funds Distributors, Inc. (“AFD”) to market their retail mutual funds. In addition to retail mutual funds accounts, the Company’s agents can also offer a 529 college savings program and Coverdell Education Savings Accounts through this marketing alliance. The Company has also expanded its product offerings to include fixed indexed annuities and single premium immediate annuities through additional marketing alliances. These third-party vendors underwrite these accounts or contracts and the Company receives commissions on the sales of these products.
Income Taxes
The Company is included in the consolidated federal income tax return of its parent, ALIC, and its ultimate parent, HMEC and its subsidiaries. The tax sharing agreements between the Company and HMEC, as approved by the Board of Directors of the Company, provide that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset (DTA), for the tax effect of temporary differences between financial reporting and the tax basis of assets, is reported as an admitted asset for temporary differences that reverse in one year, but only to the extent they do not exceed the lesser of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences or 10% of adjusted surplus plus gross deferred tax liabilities (DTL). For 2009 and 2010, SSAP 10R allows additional admissibility of DTAs and imposes a valuation allowance utilizing a “more-likely-than-not” standard. Companies that meet certain risk-based capital thresholds can elect to admit DTAs based on reversals over three years and an increased surplus limitation of 15%. Effective December 31, 2009, the Company adopted SSAP 10R for 2009 and elected to admit DTAs under the enhanced admissibility rules. The change in net deferred income taxes is included directly in surplus. The additional admitted asset from SSAP 10R is included in surplus as special surplus funds.
The Company records liabilities for potential tax contingencies where it is not probable that the position will be sustainable upon audit by taxing authorities. These liabilities are reevaluated routinely and are adjusted appropriately based upon change in facts or law. The company has no unrecorded tax contingencies.
The Company classifies all interest and penalties as income tax expense.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Acquisition Expenses
The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.
Non-admitted Assets
Assets prescribed by the Illinois Insurance Code and the NAIC as “non-admitted” (principally non-admitted deferred tax assets) are charged to unassigned surplus.
Use of Estimates
The preparation of statutory financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and (2) the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Subsequent Events
The Company had no Type I or Type II subsequent events to record for the year. Subsequent events were evaluated through April 23, 2010 for the audited financial statements that were available to be issued on April 23, 2010.
Adoption of SSAP 10R
Effective December 31, 2009, the Company adopted Statement of Statutory Accounting Principles No. 10R (SSAP 10R), Income Taxes — Revised, A Temporary Replacement of SSAP No. 10. This guidance amends the accounting and reporting for deferred federal income taxes. The Company elected to admit additional deferred tax assets in the amount of $7,881 as of December 31, 2009. As a result of this election total admitted assets and statutory surplus increased by $7,881. Net income and total liabilities were not affected.
Adoption of SSAP 43R
Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 43 Revised (SSAP 43R), “Loan Backed and Structured Securities”. This guidance amends the accounting and reporting for other-than-temporary impaired loan backed and structured securities. If the fair value of a loan-backed or structured security is less than its amortized cost basis at the balance sheet date, SSAP 43R requires the Company to assess whether the impairment is other-than-temporary. Even if the Company does not intend to sell the security, and has the intent and ability to hold the security, a non-interest related loss may have occurred. If the present value of cash flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall be considered to have occurred. When an other-than-temporary impairment has occurred due to a non-interest related decline, the amount of the other-than-temporary impairment recognized as a realized loss shall equal the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected.
The Company’s adoption of this guidance resulted in a cumulative-effect adjustment to the July 1, 2009 opening balance of capital and surplus of $905. The cost basis in bonds was increased by $1,392 and the adjustment, net of applicable taxes is reflected in the Statutory Statements of Capital and Surplus.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
          SSAP 100 Fair Value Measurement
In December 2009, the NAIC issued Statement of Statutory Accounting Principles No. 100 (SSAP 100) Fair Value Measurements effective for December 31, 2010 annual financial statements, with interim and annual financial statement reporting thereafter. Early adoption is permitted for December 31, 2009 annual financial statements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. SSAP 100 does not require any new fair value measurements. The Company will adopt SSAP 100 for December 31, 2010 Annual Statement filings and its adoption is not anticipated to affect the results of operations or financial position of the Company.
          Actuarial Valuation Basis Changes
Three changes in reserve valuation bases were recorded by the Company during 2008 due to refinements in the reserve calculations. The first change was related to reserves calculated using “Excess of valuation net premiums over corresponding gross premiums”. In accordance with Section 8 of the Standard Valuation Law, deficiency reserves are calculated at the contract level. The 2007 deficiency reserves on supplemental benefits were recalculated by comparing net and gross premiums at the contract level instead of on a benefit level and the resulting decrease in Aggregate Life and Annuity Reserves due to this valuation basis change was $2,343.
The Company also changed the mortality table used for the alternative minimum reserve calculation from the 2001 CSO composite mortality table to the tobacco-distinct 2001 CSO table for plans utilizing X-factors to more closely reflect the risk of the underlying business. The 2007 reserves were recalculated using the tobacco-distinct mortality table and the resulting decrease in Aggregate Life and Annuity Reserves was $1,675.
There was also a change in the valuation basis for Supplementary Contracts with Life Contingencies recorded in Aggregate Life and Annuity reserves. Historically, the Company held the greater of the calculated statutory reserve and the GAAP reserve for the reported statutory reserve on supplemental contracts with life contingencies. Due to refinements in the reserve calculations implemented during 2008, the 2007 reserves were recalculated removing the GAAP reserve constraint and the resulting decrease due to the valuation basis change was $7,419.
Liabilities and Capital and Surplus and Statutory Statements of Capital and Surplus were adjusted in 2008 to reflect these valuation basis changes.
          Correction of Immaterial Error
During 2008, the Company discovered that X-factors were incorrectly applied to the mortality tables past the end of the select period for the alternative minimum reserve calculation. As a result, the December 31, 2007 miscellaneous reserve for “Excess of valuation net premiums over corresponding gross premiums” reflected within Aggregate Life and Annuity Reserves was understated by $2,636. Liabilities and Capital and Surplus and Statutory Statements of Capital and Surplus as of December 31, 2007 were adjusted in 2008 to correct this immaterial error.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(2) Investments
          Net Investment Income
The components of net investment income were as follows:

	2009	2008	2007

Interest on bonds	$200,570	$181,946	$173,074
Preferred stock income	7,020	7,200	4,094
Interest on mortgage loans	1,379	1,426	1,475
Interest on short-term investments	206	1,330	2,734
Interest on contract loans	6,885	6,130	5,826
Other investment income	1,974	1,121	1,120

Gross investment income	218,034	199,153	188,323
Investment expenses	5,239	4,454	3,274

Net investment income	$212,795	$194,699	$185,049

The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company had no amounts non-admitted at December 31, 2009 and 2008.
          Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR
Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into operations over the average remaining lives of the assets sold.
The IMR at December 31 is as follows:

	2009	2008	2007

Reserve balance, beginning of year	$26,111	$30,383	$31,014
Current year capital (losses) gains, net of tax	22,387	(2,711)	1,399
Amortization of IMR	(2,601)	(1,561)	(2,030)

Reserve balance, end of year	$45,897	$26,111	$30,383

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Net realized investment gains (losses) reported in the statutory statements of operations net of tax and transfers to IMR were as follows:

	2009	2008	2007

Bonds	$32,886	$(39,422)	$(2,336)
Common stocks	(1,301)	(1,259)	—
Preferred stocks	(3,913)	(5,088)	(642)
Short-term	—	(1,074)	—

Net realized investment gains (losses)	27,672	(46,843)	(2,978)

Less federal income tax expense (benefit)	3,619	(2,211)	413
Transferred to IMR	(22,387)	2,711	(1,399)

Net realized investment gains (losses) net of tax and transfers to IMR	$1,666	$(41,921)	$(4,790)

Net realized gains were $27,672 in 2009 compared to net realized losses of $46,843 and $2,978 in 2008 and 2007 respectively. The net gains were realized from ongoing investment portfolio management activity and recording of impairment charges. The Company recorded impairment write-downs of $11,179 in 2009 compared to $42,333 and $8,054 in 2008 and 2007, respectively. The 2009 impairment losses included $5,016 of bonds, $4,825 of preferred stocks, $438 of common stocks and $900 of the Reserve Fund money market fund. The bond impairment category consisted of 12 issues with loss amounts ranging from less than $3 to $2,875. This category was primarily comprised of high yield bonds, CDO holdings and CMO holdings. Total losses from Kingsland, the largest loss issuer in this category, amounted to $2,875. The preferred stock impairment category consisted of 15 issues with loss amounts ranging from less than $1 to $1,341. This category was primarily comprised of financial institution securities and real estate related securities. Total losses from BOI Capital Funding, the largest loss issuer in this category, amounted to $1,341. The common stock impairment category consisted of 1 issue with the loss amount being $438. This security was in the cable TV industry. Gains realized in 2009 included $5,644 from the sale of securities that had been previously impaired. An additional small gain of $1,546 was recorded due to recovery from litigation proceeds for securities that were impaired and totally disposed of in prior years. Gains realized in 2008 included $866 due to recovery from litigation proceeds for a security that was impaired and totally disposed of during 2002. In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statement of operations.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
          Change in Net Unrealized Capital Gains (Losses)
Common stocks are carried at fair value. The resulting unrealized capital gains or losses are reflected as credits or charges directly to unassigned surplus. The unrealized capital gains also include the impact of deferred tax assets. This amount was $(471), $(150), and $(341) at December 31, 2009, 2008, and 2007 respectively.

	2009	2008	2007

Net unrealized capital gains (losses):
Beginning	$280	$635	$—
End of year	875	280	635

Change in net unrealized capital gains (losses)	$(595)	$355	$(635)

          Bonds and Preferred Stock
At December 31, 2009 and 2008, the fair value and gross unrealized capital losses of investments in bonds and preferred stock segregated between securities having an unrealized loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:

	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
As of December 31, 2009
U.S. government and agency obligations:
Mortgage-backed securities	$77,694	$603	$2,399	$69	$80,093	$672
Other	305,170	14,608	—	—	305,170	14,608
Municipal bonds	154,993	4,160	7,331	664	162,324	4,824
Foreign government bonds	19,349	496	—	—	19,349	496
Corporate bonds	164,046	4,395	203,057	15,153	367,103	19,548
Other mortgage-backed securities	87,080	4,214	181,784	74,119	268,864	78,333
Preferred stocks	5,004	826	46,571	9,100	51,575	9,926

Totals	$813,336	$29,302	$441,142	$99,105	$1,254,478	$128,407

	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
As of December 31, 2008
U.S. government and agency obligations:
Mortgage-backed securities	$37,982	$212	$6,542	$135	$44,524	$347
Other	2,317	83	—	—	2,317	83
Municipal bonds	27,717	2,878	—	—	27,717	2,878
Foreign government bonds	2,835	156	—	—	2,835	156
Corporate bonds	696,952	99,272	385,511	79,954	1,082,463	179,226
Other mortgage-backed securities	163,818	58,806	69,453	70,006	233,271	128,812
Preferred stocks	25,921	9,090	30,458	22,610	56,379	31,700

Totals	$957,542	$170,497	$491,964	$172,705	$1,449,506	$343,202

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
At December 31, 2009, the gross unrealized capital loss position in the investment portfolio was $128,407 (407 positions and less than 4% of the investment portfolio’s fair value). Securities with an investment grade rating represented 78% of the gross unrealized capital losses. The largest single unrealized capital loss was $4,316 on Bear Stearns Commercial Mortgage bonds. The portfolio included 253 securities that have been in an unrealized capital loss position for greater than 12 months, totaling $99,105. The Company views the decrease in value of all of the securities with unrealized capital losses at December 31, 2009 as temporary, expects recovery in fair value, anticipates continued payments under the terms of the securities, and does not intend to sell the investments before recovery of the cost of the investment. Therefore, no impairment of these securities was recorded at December 31, 2009.
At December 31, 2009 and 2008, 1.3% and 1.7% of the total bond portfolio (at amortized cost) consisted of private placement bonds, respectively. The fair value of private placement bonds is estimated based upon factors including credit quality, interest rates and maturity dates.
The carrying value and NAIC fair value of investments in bonds, preferred and common stocks as of December 31, 2009 and 2008 are as follows:

		Gross	Gross	NAIC
	Carrying	Unrealized	Unrealized	Fair
December 31, 2009	Value	Gains	Losses	Value

U.S. government and agency obligations:
Mortgage-backed securities	$420,555	$18,424	$(672)	$438,307
Other	347,262	465	(14,608)	333,119
Municipal bonds	335,846	10,183	(4,824)	341,205
Foreign government bonds	37,717	2,393	(496)	39,614
Corporate securities	1,542,103	95,141	(19,548)	1,617,696
Other mortgage-backed securities	560,615	16,275	(78,333)	498,557
Preferred stocks	100,663	3,347	(9,926)	94,084
Common stock	4,372	—	—	4,372

Total	$3,349,133	$146,228	$(128,407)	$3,366,954

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

		Gross	Gross	NAIC
	Carrying	Unrealized	Unrealized	Fair
December 31, 2008	Value	Gains	Losses	Value

U.S. government and agency obligations:
Mortgage-backed securities	$795,553	$19,659	$(347)	$814,865
Other	120,455	4,172	(83)	124,544
Municipal bonds	49,483	1,455	(2,878)	48,060
Foreign government bonds	13,188	716	(156)	13,748
Corporate securities	1,621,564	19,503	(179,226)	1,461,841
Other mortgage-backed securities	465,929	9,130	(128,812)	346,247
Preferred stocks	105,579	450	(31,700)	74,329
Common stocks	14,572	—	—	14,572

Total	$3,186,323	$55,085	$(343,202)	$2,898,206

U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $344,715 and $452,740; Federal Home Loan Mortgage Association of $372,788 and $419,126; Government National Mortgage Association of $38,058 and $32,263; and Other Government of $12,256 and $11,879 as of December 31, 2009 and 2008, respectively.
Bonds by NAIC class at December 31 are as follows:

	2009		2008
		NAIC		NAIC
	Statement	Fair	Statement	Fair
	Value	Value	Value	Value

Class 1	$2,271,451	$2,308,832	$2,220,063	$2,091,967
Class 2	807,507	819,964	740,709	635,158
Class 3	88,423	73,468	51,085	39,917
Class 4	67,079	57,234	50,007	38,142
Class 5	8,001	6,502	2,689	2,455
Class 6	1,637	2,498	1,619	1,666

Total by class	$3,244,098	$3,268,498	$3,066,172	$2,809,305

At December 31, 2009, .26% of the Company’s investment portfolio was invested in collateralized mortgage obligations (CMOs) excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company’s investment in CMOs was AAA and NAIC 1 -the highest ratings. The fair value of CMOs at December 31, 2009 was $213,955 compared to a $210,834 carrying value. The average duration of the Company’s investment in CMOs was 8.5 years at December 31, 2009.
The carrying value and NAIC fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

		NAIC
	Carrying	Fair
December 31, 2009	Value	Value

Due in one year or less	$188,198	$189,613
Due after one year through five years	532,177	536,180
Due after five years through ten years	1,021,129	1,028,809
Due after ten years through twenty years	537,349	541,391
Due after twenty years	965,245	972,505

Total bonds	$3,244,098	$3,268,498

Proceeds from the sale of investments in bonds and stocks during 2009, 2008 and 2007 were $1,271,184, $485,953 and $639,498, respectively. Gross gains of $45,277, $8,203 and $10,738 and gross losses of $7,316, $13,961 and $8,470 were realized on those sales for 2009, 2008 and 2007, respectively.
          Loan-backed and Structured Securities
At December 31, 2009, the Company has loan-backed securities with a fair value of $936,864 and a carrying value of $982,769. Prepayment assumptions were obtained from broker dealer survey values. The Company had no negative yield situations requiring a change from the retrospective to prospective method. The Company has no concentration of credit risk requiring disclosure under SSAP 27. The Company takes into consideration the cash flows of the loan-backed securities under various scenarios to determine if an impairment is other than temporary.
As of December 31, 2009, the Company held two structured securities with a recognized other-than-temporary impairment. The basis for the other-than-temporary impairment of both structured securities (all non-interest related) was due to the present value of cash flows expected being less than the amortized cost basis of the security. The projected cash flows, recognized other-than-temporary impairment, amortized cost, and fair value of these two securities at December 31, 2009 are as follows:

	Book/Adj			Amortized
	Carrying Value		Recognized	cost after
	Amortized Cost		other-than	other-than
	before current	Projected Cash	temporary	temporary
CUSIP	period OTTI	Flows	impairment	impairment	Fair Value

49636RAN9	$5,001	$2,126	$2,875	$2,126	$1,650
1248MMAB7	159	9	150	9	10

	$5,160	$2,135	$3,025	$2,135	$1,660

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
At December 31, 2009, the Company had loan-backed and structured securities with a fair value of $350 that had an aggregate unrealized loss of $81. The fair value and gross unrealized losses segregated between securities having an unrealized loss for less than twelve months and securities having an unrealized loss for twelve months or longer were as follows:

Less than 12 months		12 months or more
Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
$157	$(3)	$193	$(78)
          Deposits
Included in bonds is the carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:

	2009	2008

Held for all policyholders	$1,677	$1,674
Held for policyholders in certain states	1,094	1,104

Total deposits	$2,771	$2,778

          Securities Lending
The Company loans bonds to third parties, primarily major brokerage firms. Beginning in the third quarter of 2007, the Company reduced the amount of bonds that it loans compared to the previous levels and at December 31, 2008 the Company’s securities lending program was suspended. As of December 31, 2009 and 2008, the Company had no securities on loan. Acceptable collateral for this program is U.S. Government securities, U.S. Government Agency securities and cash. The collateral is not restricted. The initial collateral received is 102% of the fair value of the loan, and the collateral is maintaining at 102% of the fair value of the loan. The separate account of the Company does not participate in any securities lending program.
          Investments in Entities Exceeding 10% of Capital and Surplus
At December 31, 2009 there were no investments in entities other than obligations of the U.S. Government and federally sponsored government agencies and authorities which exceeded 10% of total capital and surplus.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(3) Reserves
The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:

	Aggregate reserves		Mortality	Interest
	2009	2008	table	rates

Life	$799,636	$770,233	1980 CSO	4.0–6.0%
	1,395	1,425	1958 CET	2.5–4.5
	146,546	150,015	1958 CSO	2.5–4.5
	81,299	71,793	Various	2.5–5.5
	6,528	6,823	1941 CSO	2.5–3.0

Annuity	1,446,866	1,383,121	1971 IAM	3.0–5.5
	66,517	68,780	a-1949	3.0–5.5
	1,022	1,130	1937 SAT	3.0
	181	558	MGDB
	544,516	415,896	a-2000	1.5–3.5
	156,108	150,008	1983a	3.0–4.5

Supplementary contract with life contingencies	38,202	41,462	1983a	6.25–11.0
	63,784	62,983	a-2000	5.25–7.0
	1,223	1,481	1971 IAM	4.5–11.25
	190	253	1937 SAT	3.5

Total	$3,354,013	$3,125,961

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
          Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics

	2009		2008
		% of		% of
	Amount	Total	Amount	Total

Subject to discretionary withdrawal

With fair value adjustment	$43,358	1%	$38,152	1%
At book value less current surrender charge of 5% or more	1,215,042	33%	1,178,589	37%
At fair value	1,214,033	33%	954,618	30%

Total with adjustment or at fair value	2,472,433		2,171,359

At book value without adjustment (minimal or no charge or adjustment)	1,072,961	30%	929,930	29%
Not subject to discretionary withdrawal	103,399	3%	106,179	3%

Total (gross)	3,648,793	100%	3,207,468	100%

Reinsurance ceded	38		39

Total (net)*	$3,648,755		$3,207,429

*	Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

	2009	2008

Life & Accident & Health Annual Statement:

Exhibit 5, Annuities Section, Total (net)	$2,215,210	$2,019,493
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	103,399	106,179
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	116,113	127,139

Subtotal	2,434,722	2,252,811

Separate Accounts Annual Statement:

Exhibit 3, Line 0299999, Column 2	1,211,363	952,235
Exhibit 3, Line 0399999, Column 2	2,670	2,383

Subtotal	1,214,033	954,618

Combined Total	$3,648,755	$3,207,429

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.
Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:

	Aggregate reserves
	2009	2008

Present value of amounts not yet due on claims (3% interest rate)	$5,451	$5,911
Additional contract reserves	173	222
Unearned premiums and other	135	162

Aggregate accident and health reserves	$5,759	$6,295

The Company discounts the liabilities for certain cancelable disability insurance business. The liabilities included $5,334 and $5,495 of such discounted reserves at December 31, 2009 and 2008, respectively. The aggregate amount of discount at December 31, 2009 and 2008 were $996 and $1,029, respectively.
          Unpaid Benefits
Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.
Accident and health claim reserves and liabilities include the following:

	2009	2008

Aggregate reserves for accident and health	$5,759	$6,295
Unpaid benefits for accident and health	234	273
Less: Additional contract reserves	(173)	(222)
Unearned premiums and other	(135)	(162)

Accident and health claim reserves and liabilities	$5,685	$6,184

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.

	2009	2008	2007

Net balance at January 1	$6,184	$6,465	$7,304

Incurred related to:
Current year	1,759	1,989	2,207
Prior years	(140)	69	(642)

Total incurred	1,619	2,058	1,565

Paid related to:
Current year	508	679	798
Prior years	1,610	1,660	1,606

Total paid	2,118	2,339	2,404

Net balance at December 31	$5,685	$6,184	$6,465

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased by $140, increased by $69, and decreased by $642 in 2009, 2008, and 2007 respectively. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.
(4) Related Party Transactions
The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $102,178, $83,748, and $107,316 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2009, 2008 and 2007, respectively. The Company holds a mortgage loan on the home office property from HMSC in the amount of $13,103 and $13,374 as of December 31, 2009 and 2008, respectively.
The Company had net balances receivable from affiliates of $3,277 and net payable to affiliates of $11,447 at December 31, 2009 and 2008, respectively.
ALIC reinsures all of the Company’s life insurance business in the state of Arizona. Effective January 1, 2001, ALIC also assumed a small block of Florida whole life business from the Company (see note 9).
The Company has no common stock investments in any upstream companies or affiliates.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(5) Federal Income Taxes
The Company adopted SSAP 10R effective December 31, 2009. The December 31, 2009 balances and related disclosures are calculated and presented pursuant to SSAP 10R. The December 31, 2008 and prior balances and related disclosures are calculated and presented pursuant to SSAP 10 prior to its modification by SSAP 10R.
The net deferred tax asset at December 31 and the change from the prior year are comprised of the following components:

	Ordinary	Capital	2009	2008	Change

Total gross deferred tax assets	$43,913	$11,190	$55,103	$60,079	$(4,976)
Valuation allowance adjustment	—	—	—	—	—

Adjusted gross deferred tax assets	43,913	11,190	55,103	60,079	(4,976)
Total deferred tax liabilities	24,565	—	24,565	20,326	4,239

Net deferred tax asset	19,348	11,190	30,538	39,753	(9,215)
Deferred tax assets nonadmitted	7,376	11,190	18,566	35,817	(17,251)

Admitted deferred tax asset	$11,972	—	$11,972	$3,936	$8,036

Net change in total DTAs nonadmitted	$(17,251)

The Company has elected to admit deferred tax assets pursuant to paragraph 10.e. of SSAP 10R for the year ended December 31, 2009. The year ended December 31, 2009 election differs from the December 31, 2008 year end reporting period.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The amount of adjusted gross deferred tax assets admitted under each component of SSAP 10R was as follows:

	Ordinary	Capital	2009	2008	Change

Admitted under paragraph 10.a	$4,091	$—	$4,091	$3,937	$154
Admitted under paragraph 10.b	—	—	—	—	—
Admitted under paragraph 10.c.	24,565	—	24,565	20,325	4,240

Total admitted from the application of paragraph 10.a - 10.c.	28,656	—	28,656	24,262	4,394

Admitted under paragraph 10.e.i	7,881	—	7,881	—	7,881
Admitted under paragraph 10.e.ii	—	—	—	—	—
Admitted under paragraph 10.e.iii	—	—	—	—	—

Total admitted from the application of paragraph 10.e	7,881	—	7,881	—	7,881

Total admitted adjusted gross deferred tax assets	$36,537	$—	$36,537	$24,262	$12,275

The Company’s risk-based capital level used for purposes of paragraph 10.d.

Total adjusted capital	$304,190
Authorized control level	28,692
The increased amount by tax character, and the change in such, of admitting adjusted gross DTAs as the result of the application of paragraph 10e:

	Ordinary	Capital	2009	2008	Change

Increased amount of admitted DTA	$7,881	$—	$7,881	$—	$7,881

The amount of admitted DTAs, admitted assets, statutory surplus and total adjusted capital in the risk based capital calculation and the increased amount of DTAs, admitted assets and surplus as the result of the application of paragraph 10e:

	After	After
	Application	Application
	of 10 a,b,c	of 10e

Admitted DTAs	$4,091	$11,972
Admitted Assets	5,079,166	5,087,047
Statutory Surplus	299,669	307,550

Total Adjusted Capital	$304,190	$312,071

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following components:

	Ordinary	Capital	2009	2008	Change

Net deferred tax asset	$19,348	$11,190	$30,538	$39,753	$(9,215)
Tax-effect of unrealized gains and losses	—	471	471	150	321

Net tax effect without unrealized gains and losses	$19,348	$10,719	$30,067	$39,603	$(9,536)

Change in deferred income tax					$(9,536)

At December 31, 2009, the Company had no policyholder surplus account under the provisions of the Internal Revenue Code or any investments in foreign subsidiaries. At December 31, 2009, the Company had no temporary differences for which deferred tax liabilities were not recognized.
Current income taxes incurred consist of the following major components:

	2009	2008	2007

Current year tax expense	$12,653	$6,630	$11,361
(exclusive of items 2 and 3 below)
Resolution of contingent tax liabilities	—	(2,697)	(785)
Prior year adjustments	92	(2,232)	—

Federal income tax expense from operations	12,745	1,701	10,576
Current year tax expense (benefit) — capital gains	4,106	(2,211)	413

Total income taxes incurred	$16,851	$(510)	$10,989

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Deferred income tax assets and liabilities consist of the following major components:

	2009	2008

Deferred tax assets:
Deferred acquisition costs	$10,001	$10,148
Benefit reserves	27,888	28,885
Investments	1,749	431
Operating expense accruals	6,024	4,799
Impairments	8,970	15,666
Unrealized loss	471	150

Total gross deferred tax assets	55,103	60,079
Valuation allowance adjustment	—	—

Total adjusted gross deferred tax assets	55,103	60,079
Nonadmitted deferred tax assets	18,566	35,817

Admitted deferred tax assets	36,537	24,262

Deferred tax liabilities:
Deferred & uncollected premium	16,441	16,427
Bonds	6,620	2,313
Policy benefits	1,010	1,302
Depreciable assets	487	—
Other	7	284

Total deferred tax liabilities	24,565	20,326

Net admitted deferred tax asset	$11,972	$3,936

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income (loss) before income taxes as follows:

	2009	2008	2007

Current income tax (benefit) expense incurred	$16,851	$(510)	$10,989
Change in deferred income tax (without tax on unrealized gains and losses)	9,536	(5,851)	1,225

Total income tax (benefit) expense reported	26,387	(6,361)	12,214

Income (loss) before taxes	79,635	(13,964)	38,458

Expected income tax expense (benefit) at 35% statutory rate	27,872	(4,887)	13,460

Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(804)	(1,179)	(981)
Nondeductible expense for meals, penalties and lobbying	169	112	118
Tax adjustment for IMR	(910)	(546)	(729)
Deferred tax benefit on non-admitted assets	10	12	134
Prior year surplus reserve adjustment	—	222	—
Resolution of contingent tax liabilities	—	(2,697)	—
Provision to return	(14)	(208)	(47)
Reserve basis change	—	3,101	—
Other	64	(291)	259

Total income tax (benefit) expense	$26,387	$(6,361)	$12,214

As of December 31, 2009, the Company had no unused net operating loss or capital loss carryforwards to offset future taxable capital gains.
The amount of federal income taxes incurred that are available for recoupment in the event of future net losses are $12,261, $6,240 and $8,543 for 2009, 2008, and 2007 respectively.
As of December 31, 2009, the Company had no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code.
At December 31, 2009, the Company had federal income tax returns for the 2006 through 2009 tax years still open and subject to examination by all major tax authorities. In 2008, the Internal Revenue Service (IRS) completed its examination of tax years 2002, 2004, 2005 and 2006. As a result, the Company recorded a reduction in its liability for uncertain tax positions including interest of $2,993.
The Company records liabilities for potential tax contingencies where it is not probable that the position will be sustainable upon audit by taxing authorities. These liabilities are reevaluated routinely and are adjusted appropriately based upon change in facts or law. The company has no unrecorded tax contingencies.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
A reconciliation of the beginning and ending amount of tax contingencies is as follows:

	2009	2008

Balance as of the beginning of the year	$897	$3,089
Additions based on tax contingencies related to the current year	362	505
Settlements	—	(2,697)
Reductions for tax positions for prior years	(48)	—

Balance as of the end of the year	$1,211	$897

All of the liability for tax contingencies would affect income tax incurred if not realized. There are no contingencies for which it is reasonably possible the total tax contingency will significantly increase or decrease within the next 12 months.
The Company classifies all interest and penalties as income tax expense. The 2009 expense for interest and penalties was $82 ($53 net of tax benefit); for 2008, this amount was $12 ($8 net of tax); for 2007, this amount was $396 ($258 net of tax). The Company has recorded $242 and $160 in gross liabilities for tax related interest and penalties on its Statutory Statement of Admitted Assets, Liabilities and Capital and Surplus at December 31, 2009 and 2008, respectively.
(6) Restrictions of Surplus
The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid to the Parent Company during 2010 without prior approval are approximately $39,000. Ordinary dividends of $6,000, $24,000 and $0 were paid in 2009, 2008 and 2007, respectively.
(7) Fair Value of Financial Instruments
The Company’s financial assets and financial liabilities carried at fair value have been classified, for disclosure purposes, in accordance with SSAP 100, Fair Value Measurements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company categorizes its financial and non-financial assets and liabilities into a three-level hierarchy based on the priority of the inputs to the valuation technique. The three levels of inputs that may be used to measure fair value are:
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities (both common stocks and preferred stocks) that are traded in an active exchange market, as well as U.S. Treasury securities.

Level 2	Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments. This category generally includes certain U.S. Government and agency mortgage-backed debt securities, non-agency structured securities, corporate debt securities, preferred stocks, and separate account assets.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes certain private debt and equity investments.
When the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement in its entirety. As a result, a Level 3 fair value measurement may include inputs that are observable (Level 1 or Level 2) and unobservable (Level 3). Net transfers into or out of Level 3 are reported as having occurred at the end of the reporting period in which the transfers were determined.
The following discussion describes the valuation methodologies used for financial assets and financial liabilities measured at fair value. For fixed maturities, equity securities, and short-term and other investments, fair value equals quoted market value, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities, adjusted for differences between the quoted securities and the securities being valued. The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. The fair value of contract loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.
The fair values of annuity contract liabilities and policyholder account balances on interest-sensitive life contracts are equal to the discounted estimated future cash flows (using the Company’s current interest rates earned on its investments) including an adjustment for risk that the timing or amount of cash flows will vary from management’s estimate.
Policyholder funds on deposit are supplementary contract reserves and dividend accumulations which represent deposits that do not have defined maturities. The carrying value of these funds is used as a reasonable estimate of fair value.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The following table presents the Company’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2009 and other assets and liabilities not carried at fair value but for which the disclosure is meaningful. In addition, the table includes the carrying amounts and fair values of financial instruments at December 31, 2008.

			Fair Value Measurements at
	Carrying	Fair	Reporting Date Using (1)
December 31, 2009	Amount	Value	Level 1	Level 2	Level 3
Financial Assets
Investments
Fixed maturities (3)
U.S. government and federally sponsored agency obligations:
Mortgage-backed securities	$420,555	$438,307	$—	$438,307	$—
Other	347,262	333,119	4,094	329,025	—
Municipal bonds	335,846	341,205	—	341,205	—
Foreign government bonds	37,717	39,614	—	39,614	—
Corporate bonds	1,568,489	1,640,642	—	1,638,203	2,439
Other mortgage-backed securities	560,615	498,557	—	491,036	7,521
Preferred Stocks Redeemable	58,277	54,724	41,298	13,426	—

Totals	3,328,761	3,346,168	45,392	3,290,816	9,960
Equity securities (4)	46,758	43,731	28,526	15,205	—
Short-term and other investments (2)(5)	373,862	375,248	375,248	—	—

Total investments	$3,749,381	$3,765,147	$449,166	$3,306,021	$9,960

Separate Account (variable annuity) assets	1,226,430	1,226,430	—	1,226,430	—

Financial Liabilities
Policyholder account balances on interest-sensitive life contracts	79,688	71,766
Annuity contract liabilities	2,367,170	2,084,267
Other policyholder funds	116,834	116,834

Separate Account Liability	1,226,430	1,226,430
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2008
Financial Assets
Investments
Fixed maturities (3)	$3,134,911	$2,868,159	$33,196	$2,804,933	$30,030
Equity securities (4)	67,841	50,957	37,899	13,059	—
Short-term and other investments (2)(5)	260,139	263,922	136,766	748	—

Total investments	$3,462,891	$3,183,038	$207,861	$2,818,740	$30,030

Separate Account (variable annuity) assets	965,217	965,217	—	965,217	—

Financial Liabilities
Policyholder account balances on interest-sensitive life contracts	80,250	70,580
Annuity contract liabilities	2,125,672	1,877,400
Other policyholder funds	127,854	127,854

Separate Account Liability	965,217	965,217

(1)	This information is not required for financial and nonfinancial assets and liabilities not recognized at fair value in the statutory statements of Admitted Assets, Liabilities and Capital and Surplus.

(2)	Fair value of “Short-term and other investments” includes investments for which inputs to fair value measurements are not required. Inputs to fair value measurements are provided only for those investments carried at fair value.

(3)	Fixed maturities include bonds, preferred stocks with sinking funds, and surplus debentures (other assets).

(4)	Equities include preferred stocks without sinking funds and common stocks.

(5)	Short-term and other investments include mortgage loans, contract loans, and short-term investments.
The following table presents a reconciliation for all Level 3 assets measured at fair value on a recurring.

	Level 3 Assets
	Fixed	Equity
	Maturities	Securities	Total
Financial Assets
Beginning balance, January 1, 2009	$30,030	$—	$30,030
Net realized gains (losses)	(4,624)	—	(4,624)
Net unrealized gains (losses)	(2,730)	—	(2,730)
Paydowns and maturities	(2,604)	—	(2,604)
Purchases, sales, issuances and settlements	(7,436)	—	(7,436)
Transfers in (out) of Level 3 (1)	(2,676)	—	(2,676)

Ending balance, December 31, 2009	$9,960	$—	$9,960

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	Level 3 Assets
	Fixed	Equity
	Maturities	Securities	Total
Financial Assets
Beginning balance, January 1, 2008	$657	$—	$657
Net unrealized gains (losses)	2	—	2
Paydowns and maturities	(596)	—	(596)
Purchases, sales, issuances and settlements	—	—	—
Transfers in (out) of Level 3 (1)	29,967	—	29,967

Ending balance, December 31, 2008	$30,030	$—	$30,030

(1)	Transfers into and out of Level 3 during the periods ended December 31, 2009 and 2008 were attributable to a change in the availability of observable market information for individual fixed maturity securities.
(8)	Differences Between U.S. Generally Accepted Accounting Principles and Statutory Accounting Practices
Statutory accounting practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The most significant differences between statutory accounting practices and GAAP are highlighted by the following descriptions of the GAAP treatment:
(a)	Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

(b)	Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

(c)	Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

(d)	Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies for individual life contracts and amortized over 20 years in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.

(e)	Non-admitted assets are restored to the balance sheet less applicable allowance accounts.

(f)	Asset valuation and interest maintenance reserves are not provided.

(g)	The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.

(h)	Realized investment gains (losses) resulting from changes in interest rates are recognized in operations when the related security is sold.

(i)	Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(j)	Fixed maturity investments (bonds) categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity, net of deferred income taxes and the amortization of capitalized acquisition costs.

(k)	The statement of cash flows is presented in a format as prescribed by ASC 230.

(l)	A statement of comprehensive income (loss) is required.

(m)	Changes in the balances of DTAs and DTLs result in increases or decreases of operations under GAAP.

(n)	Deferred premium assets are not provided.

(o)	Tax liabilities are recorded only if it is more likely than not the position will not be sustainable upon audit by taxing authorities.

(p)	Policy and contract fees are recognized through the statements of operations when due. Under GAAP, these amounts are reported as unearned revenue and are recognized in income over the period in which the services are provided.
The aggregate effect of the foregoing differences has not been determined separately for the Company.
(9)	Reinsurance
The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders.
Information with respect to reinsurance ceded and assumed by the Company is set forth below.

	2009	2008	2007

Direct life insurance premiums	$100,374	$101,789	$101,435
Life insurance premiums ceded:
To ALIC	1,469	1,531	1,518
Other	3,699	3,222	3,160

Net life insurance premiums as reported	95,206	97,036	96,757

Life insurance reserves ceded:
To ALIC	14,110	13,362	12,751
To other companies	4,828	4,196	4,591
Accident and health premiums ceded:
To other companies	1,771	1,856	2,043
Amounts recoverable from reinsurers on paid losses	493	238	440
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The maximum amount of direct individual ordinary insurance retained on any standard life is $200 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. Through December 31, 2009, the Company reinsured 100% of the catastrophe risk in excess of $1,000 up to $15,000 per occurrence, with one reinstatement. Effective January 1, 2010, the Company reinsures 100% of the catastrophe risk in excess of $1,000 up to $25,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and includes nuclear, biological and chemical explosions but excludes other acts of war. The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company’s group disability income policies.
The Company has taken $3,710 of reinsurance credits for reinsurance contracts that the reinsurer may unilaterally cancel. No aggregate reduction in surplus would be anticipated upon the cancellation of the contracts. The Company has no reinsurance agreements in effect such that the amount of losses paid through the statement date would result in a payment to the reinsurer that in the aggregate exceeds the total direct premium collected under the reinsured policies. No new reinsurance agreements have been executed or amended since January 1 of the year of this statement, to include policies or contracts which were in-force or which had existing reserves established by the Company as of the effective date of the agreement. The Company has no uncollectible reinsurance and there were no commutations of ceded reinsurance during the year.
(10) Pension Plans and Other Postretirement Benefits
The Company is a member of the Horace Mann group of insurance companies. All the Company’s personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.
Pension Plans
HMSC has the following retirement plans: a defined contribution plan; a 401(k) plan; a defined benefit plan for employees hired on or before December 31, 1998; and certain employees participate in a supplemental defined benefit plan or a supplemental defined contribution plan or both.
After completing the first year of employment, all employees of HMSC participate in the defined contribution plan. Under the defined contribution plan, HMSC makes contributions to each participant’s account based on eligible compensation and years of service. Effective January 1, 2007, participants are 100% vested in this plan after 3 years of service.
All employees of HMSC participate in a 401(k) plan. HMSC contributes 3% of eligible compensation to each employee’s account, which is 100% vested at the time of the contribution. In addition, employees may voluntarily contribute up to 20% of their eligible compensation into their account.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Effective April 1, 2002, participants stopped accruing benefits under the defined benefit and supplemental defined benefit plans but continue to retain the benefits they had accrued to date. Amounts earned under the defined benefit and supplemental defined benefit plans have been based on years of service and the highest 36 consecutive months of earnings while under the plan (through March 31, 2002). Participants were 100% vested in these defined benefit plans effective April 1, 2007.
HMSC’s policy with respect to funding the defined benefit plan is to contribute to the plan trust amounts which are actuarially determined to provide the plan with sufficient assets to meet future benefit payments consistent with the funding requirements of federal laws and regulations. For the defined contribution, 401(k) and defined benefit plans, investments have been set aside in separate trust funds; whereas the supplemental retirement plans are unfunded non-qualified plans.
Employees whose compensation exceeds the limits covered under the qualified plans participate in an unfunded, non-qualified defined contribution plan. HMSC accrues an amount for each participant based on their compensation, years of service and account balance. Participants are 100% vested in this plan after 3 years of service.
The Company has no obligations to current or former employees for benefits after their employment but before their retirement.
Total pension expense allocated to the Company was $4,215, $4,777, and $4,811 for 2009, 2008 and 2007, respectively.
Postemployment Benefits
In addition to providing pension benefits, HMSC also provides certain health care and life insurance benefits to eligible employees. Only employees who were at least age 55 with a minimum of 20 years of service by December 31, 2008 were eligible to continue in this program. Postretirement benefits other than pensions of active and retired employees were accrued as expense over the employees’ service years. The allocated cost of these benefits totaled $(416), $(1,044), and $(1,773) for the years ended December 31, 2009, 2008 and 2007, respectively.
Effective January 1, 2007 HMSC eliminated the previous health care benefits for individuals 65 years of age and over and established a Health Reimbursement Account (HRA) for each eligible participant. Health care benefits for eligible retirees under 65 years of age will continue to be provided as a bridge to Medicare eligibility. Eligible participants will receive a one-time credit of $10 to their HRA account to use for covered expenses incurred on or after age 65. As of December 31, 2006, HRA accounts were established for eligible participants and totaled $7,310. As of December 31, 2009, the balance of the HRA accounts was $3,907. Also, the new plan does not provide life insurance benefits to individuals who retired after December 31, 1993.
(11)	Variable Annuities Assets and Liabilities Held in Separate Accounts

Assets held in trust for purchasers of variable annuity contracts and the related liabilities are included in the statutory statements of admitted assets, liabilities and capital and surplus. Variable annuity assets, carried at fair value, and liabilities represent tax-qualified variable annuity funds invested in various mutual funds.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The investment income, gains and losses of these accounts accrue directly to the policyholders and are not included in the operations of the Company.
Information regarding the separate accounts of the Company is as follows:

	Nonguaranteed
	Separate
	Accounts	Total
Premiums, considerations or deposits for year ended 12/31/09	$112,452	$112,452

Reserves at 12/31/09 for accounts with assets at:
Fair value	1,214,033	1,214,033
Total reserves	1,214,033	1,214,033

By withdrawal characteristics:
At fair value	1,211,363	1,211,363
Not subject to discretionary withdrawal	2,670	2,670
Total	1,214,033	1,214,033

Reconciliation of transfers to (from) separate account is as follows:

	2009	2008

Transfers to separate account	$112,452	$135,194
Transfers from separate account	(106,125)	(148,406)

Net transfers to (from) separate account	$6,327	$(13,212)

(12)	Lawsuits and Legal Proceedings
There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position or results of operation.
The Company is subject to guaranty fund and other assessments by the states in which it writes business. Guaranty fund assessments are accrued at the time of insolvencies. Other assessments are accrued either at the time of assessment or in the case of loss based assessments, at the time the losses are incurred.
Extra Contractual Obligations
The Company paid claims-related extra contractual obligations and bad faith losses of $202, $201, and $275 during 2009, 2008, and 2007 respectively. The number of claims paid to settle claims-related extra contractual obligations or bad faith losses resulting from lawsuits was between 51-100 in 2009, 2008, and 2007 respectively.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(13)	Risk-Based Capital
The insurance departments of various states, including the Company’s domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.
The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company’s actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2009, the Company’s actual total adjusted capital was $312,070 and the authorized control level risk-based capital was $28,889.
(14)	Risk Disclosures
The Company’s business involves various risks and uncertainties which are based on general business and insurance industry environments. The following are some of the risk factors that could affect the Company:
Investment Risks
The Company’s fixed income portfolio is subject to a number of risks including:
•	market value risk, which is the risk that invested assets will decrease in value due to a change in the yields realized on assets and prevailing market yields for similar assets, an unfavorable change in the liquidity of the investment or an unfavorable change in the financial prospects or a downgrade in the credit rating of the issuer of the investment;

•	credit risk, which is the risk that the value of certain investments becomes impaired due to deterioration in financial condition of one or more issuers of those instruments or the deterioration in performance or credit quality of the underlying collateral of certain structured securities and, ultimately, the risk of permanent loss in the event of default by an issuer or underlying credit;

•	market fundamentals risk, which is the risk that there are changes in the market that can have an unfavorable impact on securities valuation such as availability of credit in the capital markets, re-pricing of credit risk, reduced market liquidity, and increased market volatility;

•	reinvestment risk, which is the risk that interest rates will decline and funds reinvested will earn less than expected;

•	concentration risk, which is the risk that the portfolio may be too heavily concentrated in the securities of one or more issuers, sectors or industries, which could result in a significant decrease in the value of the portfolio in the event of deterioration in the financial condition of those issuers or the market value of their securities;

•	liquidity risk, which is the risk that liabilities are surrendered or mature sooner than anticipated requiring the Company to sell assets at an undesirable time to provide for policyholder surrenders, withdrawals or claims; and

•	regulatory risk, which is the risk that regulatory bodies or governments, in the U.S. or in other countries, may make substantial investments or take significant ownership positions in, or ultimately nationalize, financial institutions or other issuers of securities held in the Company’s investment portfolio, which could adversely impact the seniority or contractual terms of the securities.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Interest Rate Risk
Significant changes in interest rates expose the Company to the risk of not earning income or experiencing losses based on the differences between the interest rates earned on investments and the credited interest rates paid on outstanding fixed annuity and interest-sensitive life contracts. Significant changes in interest rates may affect:
•	the unrealized gains and losses in the investment portfolio

•	the book yield of the investment portfolio; and

•	the ability of the Company to maintain appropriate interest rate spreads over the fixed rates guaranteed in their life and annuity products.
Credit Risk
Third parties that owe money, securities or other assets to the Company may not pay or perform their obligations. These parties may include the issuers of securities, customers, reinsurers, and other financial intermediaries
Ratings Risk
Claims-paying ratings and financial strength ratings have become an increasingly important factor in establishing the competitive position of insurance companies. Each rating agency reviews its ratings periodically and from time to time may modify its rating criteria including, among other factors, its expectations regarding capital adequacy, profitability and revenue growth. A downgrade in the ratings or adverse change in the ratings outlook of the Company could result in a substantial loss of business.
Legal/Regulatory Risk
The Company is subject to extensive regulation and supervision designed to protect the interests of policyholders. The ability to comply with laws and regulations, at a reasonable cost, and to obtain necessary regulatory action in a timely manner, is and will continue to be critical. Legal/regulatory risk also includes risks related to market conduct and appropriate product sales to policyholders.

HORACE MANN LIFE INSURANCE COMPANY
SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES — SCHEDULE I
DECEMBER 31, 2009
(AMOUNTS IN THOUSANDS)

			Amount
			shown in
		NAIC	Balance
Type of investments	Cost(1)	Fair Value	Sheet
Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$767,817	$771,427	$767,817
State, municipalities and political subdivisions	335,846	341,204	335,846
Foreign government bonds	37,717	39,614	37,717
Public utilities	275,243	291,365	275,243
Other corporate bonds	1,827,475	1,824,888	1,827,475

Total debt securities	$3,244,098	$3,268,498	$3,244,098

Equity securities:

Preferred stocks:
Industrial and miscellaneous	100,663	—	100,663
Common stocks	4,372	—	4,372

Total equity securities	$105,035	$—	$105,035

Mortgage loans on real estate	15,572	XXX	15,572
Real estate	—	XXX	—
Contract loans	113,503	XXX	113,503
Short-term investments	244,787	XXX	244,787
Receivable for securities	—	XXX	—
Other investments	26,386	XXX	26,386

Total investments	$3,749,381	XXX	$3,749,381

(1)	Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.

(2)	Real estate acquired in satisfaction of indebtedness is $0.

(3)	Differences between cost and amounts shown in the balance sheet for investments, other than equity securities, represent non-admitted investments.
See accompanying report of independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
SUPPLEMENTARY INSURANCE INFORMATION — SCHEDULE III
For the years ended December 31, 2009, 2008 and 2007
(Amounts in thousands)

	As of December 31,				For the years ended December 31,
		Future policy			Premium revenue			Amortization
	Deferred	benefits		Other policy	and annuity,		Benefits,	of deferred
	policy	losses, claims		claims and	pension and	Net	claims, losses	policy	Other
	acquisition	and loss	Unearned	benefits	other contract	investment	and settlement	acquisition	operating	Premiums
Segment	cost(1)	expenses(3)	premiums(3)	payable	considerations	income	expenses	costs(1)	expenses	written(2)
2009:
Life		$1,040,480		$3,208	$95,206	$62,538	$102,840		$37,644
Annuity		2,221,416		—	349,804	135,393	429,230		46,700
Supplementary Contracts		103,579		113,588	4,397	14,290	14,362		2,267
Accident and Health		5,992		38	3,677	574	1,543		2,265

Total		$3,371,467		$116,834	$453,084	$212,795	$547,975		$88,876

2008:
Life		$1,007,395		$3,272	$97,036	$57,947	$102,026		$37,322
Annuity		2,025,288		—	311,747	121,028	398,377		43,700
Supplementary Contracts		106,399		124,529	6,753	15,131	17,685		2,208
Accident and Health		6,568		53	3,911	593	1,994		2,702

Total		$3,145,650		$127,854	$419,447	$194,699	$520,082		$85,932

2007:
Life		$970,767		$3,368	$96,757	$55,284	$96,388		$39,038
Annuity		1,871,643		—	337,148	111,181	411,731		45,352
Supplementary Contracts		114,444		133,863	9,044	17,696	21,215		2,425
Accident and Health		6,912		32	4,105	888	1,492		2,661

Total		$2,963,766		$137,263	$447,054	$185,049	$530,826		$89,476

(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.

(2)	Does not apply to life insurance.

(3)	Unearned premiums and other deposit funds are included in future policy benefits, losses, claims and loss expenses.
See accompanying report of independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
REINSURANCE — SCHEDULE IV
For the years ended December 31, 2009, 2008 and 2007
(Amounts in thousands)

					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	To net
2009: Life insurance in force	$13,761,252	$2,554,621	$—	$11,206,631	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$100,374	$5,168	$—	$95,206	0.0%
Annuity	349,804	—	—	349,804	0.0%
Supplementary contracts	4,397	—	—	4,397
Accident and health	5,448	1,771	—	3,677	0.0%

Total premiums	$460,023	$6,939	$—	$453,084	0.0%

2008: Life insurance in force	$13,671,845	$2,181,008	$—	$11,490,837	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$101,789	$4,753	$—	$97,036	0.0%
Annuity	311,747	—	—	311,747	0.0%
Supplementary contracts	6,753	—	—	6,753
Accident and health	5,767	1,856	—	3,911	0.0%

Total premiums	$426,056	$6,609	$—	$419,447	0.0%

2007: Life insurance in force	$13,576,538	$1,957,797	$—	$11,618,741	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$101,435	$4,678	$—	$96,757	0.0%
Annuity	337,148	—	—	337,148	0.0%
Supplementary contracts	9,044	—	—	9,044
Accident and health	6,148	2,043	—	4,105	0.0%

Total premiums	$453,775	$6,721	$—	$447,054	0.0%

See accompanying report of independent auditors’ report.

PART C: OTHER INFORMATION
HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Item 24. Financial Statements and Exhibits
(a) Financial Statements
The following financial statements are included in Part B hereof.
Horace Mann Life Insurance Company Qualified Group Annuity Separate Account

-Report of Independent Registered Public Accounting Firm, dated April 23, 2010
-Statements of Net Assets — December 31, 2009
-Statements of Operations — For the Year Ended December 31, 2009
-Statements of Changes in Net Assets For the Year Ended December 31, 2009
-Notes to Financial Statements — December 31, 2009
Horace Mann Life Insurance Company

-Report of Independent Registered Public Accounting Firm, dated April 23, 2010
-Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus — As of December 31, 2009 and 2008
-Statutory Statements of Operations — For the Years Ended December 31, 2009, 2008 and 2007
-Statutory Statements of Capital and Surplus — For the Years Ended December 31, 2009, 2008 and 2007
-Statutory Statements of Cash Flow — For the Years Ended December 31, 2009, 2008 and 2007
-Notes to Statutory Financial Statements — December 31, 2009, 2008 and 2007

(b) Exhibits

(1)	Resolution of Board of Directors (3)

(2)	Agreements for Custody ...................Not Applicable

(3)	Underwriting Agreement (4)

(4)	(a) Form of Group Variable Annuity Contract (3)

(b) Form of Certificate (3)

(5)	Form of Application/Enrollment Form (3)

(6)	Certificate of Incorporation and Bylaws (2)

(7)	Contract of Reinsurance ..................Not Applicable

(8)	Other Contracts ..........................Not Applicable

(9)	Opinion and Consent of Counsel (1)

(10)	Independent Registered Public Accounting Firm Consent (1)

(11)	Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Registered Public Accounting Firm’s Report Thereon (1)

(12)	Agreement regarding initial capital . . . . . Not Applicable

(1)	Filed herewith.

(2)	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Separate Account, dated February 14, 2006 (File Nos. 333-129284 and 811-1343).

(3)	Incorporated by reference to Initial Registration to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated October 31, 2006 (File Nos. 333-138322 and 811-21974).

(4)	Incorporated by reference to Pre-Effective Amendment No 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated March 14, 2007 (File Nos. 333-138322 and 811-21974).

Item 25. Directors and Officers of the Depositor
     The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position and Office with Depositor
Peter H. Heckman	Director and Executive Vice President, Chief Financial Officer

Ann M. Caparros	Director, General Counsel, Corporate Secretary & Chief Compliance Officer

Louis G. Lower II	Director, Chairman, President & Chief Executive Officer

Paul D. Andrews	Director and Senior Vice President

Angela S. Christian	Vice President & Treasurer

Brent H. Hamann	Director and Senior Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Allegiance Life Insurance Company (an Illinois Corporation). Allegiance Life Insurance Company and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly- owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.
Item 27. Number of Certificate Owners
As of March 26, 2010, the number of Certificate Owners of Horace Mann Life Insurance Company Qualified Group Annuity Separate Account was 4,405, of which all were qualified Certificate Owners.
Item 28. Indemnification
          According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Participant or party-in-interest under a Certificate (i) arising out of any act or omission in the course of, or in connection with, rendering services under the Distribution Agreement, or (ii) arising out of the purchase, retention or surrender of a Certificate; provided however that Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.
          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Group Annuity Separate Account and Horace Mann Life Insurance Company Allegiance Separate Account A.
(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position with Underwriter
Joseph D. Terry	Director and President

Norman R. Sherman	Chief Compliance Officer

Peter H. Heckman	Director

Brent H. Hamann	Director

Diane M. Barnett	Tax Compliance Officer

Angela S. Christian	Treasurer

Bret A. Conklin	Controller

Paul D. Andrews	Director

Ann M. Caparros	Director and Secretary
(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant, Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, and Horace Mann Life Insurance Group Annuity Separate Account during the fiscal year ended December 31, 2009

Net
Name of	Underwriting
Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commission	Compensation
Horace Mann Investors, Inc.	$4,922,550	N/A	N/A	N/A

Item 30. Location of Accounts and Records
          Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.
          Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31. Management Services
     Not applicable.
Item 32. Undertakings
          (a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on Section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.
          (b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Group Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.
          (c) The Registrant undertakes to file a post-effective amendment to its registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Group Contract may be accepted.
          (d) The Registrant undertakes to include either (1) as part of any application to purchase a Certificate issued under the Group Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
          (e) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written request.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf, in the City of Springfield, and State of Illinois, on this 28th day of April, 2010.
BY: HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP
ANNUITY SEPARATE ACCOUNT
(Registrant)
By: Horace Mann Life Insurance Company
(Depositor)

Attest:	/s/ ANN M. CAPARROS	By:	/s/ LOUIS G. LOWER II

	Ann M. Caparros	Louis G. Lower II,
	Corporate Secretary of the Depositor	President and Chief Executive Officer of the Depositor
     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Louis G. Lower Louis G. Lower II	Director, Chairman, President and Chief Executive Officer	April 28, 2010

/s/ Peter H. Heckman Peter H. Heckman	Director, Executive Vice President and Chief Financial Officer	April 28, 2010

/s/ Ann M. Caparros Ann M. Caparros	Director, Vice President, General Counsel, Corporate Secretary and Chief Compliance Officer	April 28, 2010

/s/Brent H. Hamann Brent H. Hamann	Director and Senior Vice President	April 28, 2010

Exhibit Index
(9) Opinion and Consent of Counsel
(10) Independent Registered Public Accounting firm Consent
(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Registered Public Accounting Firms Report Thereon